UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2017 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities 34.3%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,974,350
FHLMC, 1.25%, 7/26/19	10,000,000	9,967,420
U.S. Treasury Note, 0.75%, 10/31/17	23,000,000	22,988,270
Total U.S. Government and Agency Securities (Cost $43,003,908)		42,930,040

Short Term Investments 66.7%
U.S. Government and Agency Securities 66.7%
[a,b] FFCB, 9/01/17	2,360,000	2,360,000
[b] FHLB, 9/01/17	300,000	300,000
[b] U.S. Treasury Bill,
[a,c] 10/12/17	31,700,000	31,659,974
[a] 1/04/18	13,000,000	12,951,675
5/24/18	12,000,000	11,897,975
7/19/18	19,900,000	19,692,171
8/16/18	4,500,000	4,447,665
Total U.S. Government and Agency Securities (Cost $83,317,981)		83,309,460
Total Investments (Cost $126,321,889) 101.0%		126,239,500
Options Written (0.1)%		(66,810)
[d] Other Assets, less Liabilities (0.9)%		(1,180,918)
Net Assets 100.0%		$124,991,772

	Number of	Notional
	Contracts	Amount

Options Written (Premiums received $317,682) (0.1)%
Calls - Exchange-Traded
[a] WTI Crude Oil, November Strike Price $55, Expires 11/15/17	131	$131,000	(66,810)

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 4.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At August 31, 2017, the value of this security and/or cash pledged amounted to
$1,548,042, representing 1.2% of net assets.
dIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At August 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]

						Value/
						Unrealized
		Number of	Notional Expiration			Appreciation
Description	Type	Contracts		Amount*	Date (Depreciation)
Commodity Contracts
Brent Crude Oil	Long	129		$6,818,940	9/29/17	$485,929
RBOB Gasoline	Long	39		2,914,330	9/29/17	231,818
Gold 100 Oz	Long	29		3,834,380	12/27/17	50,340
NY Harbor ULSD	Long	42		3,072,711	9/29/17	152,454
Sugar	Long	78		1,308,653	2/28/18	39,035
WTI Crude Oil.	Long	156		7,575,360	11/20/17	76,518
Total Futures Contracts.						$1,036,094

*as of period end.

At August 31, 2017, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
						Value/
	Pay					Unrealized
	Fixed	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency Counterparty Date			Value	(Depreciation)
OTC Swap Contracts
Long[b]
FP Custom Master Index[c]	0.22%	Atmaturity	MSCS	9/29/17	$103,600,097	$1,700,097

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 4.
bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.
cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

				Value/
				Unrealized
		Percentage of		Appreciation
Underlying Instruments	Notional Value[d]	Notional Value[e]		(Depreciation)
BloombergCommodityAluminumSubindex	$7,252,007	7.0%		$100,826
BloombergCommodityBrentCrudeOilSubindex	3,211,603	3.1%		132,616
BloombergCommodityCoffeeSubindex	1,450,401	1.4%		12,786
Bloomberg Commodity Copper Subindex	8,080,808	7.8%		29,567
BloombergCommodityCornSubindex	6,112,406	5.9%		213,179
BloombergCommodityCottonSubindex	1,761,202	1.7%		1,947
BloombergCommodityGoldSubindex	16,265,215	15.7%		98,521
BloombergCommodityHeatingOilSubindex	3,004,403	2.9%		138,254
BloombergCommodityKansasWheatSubindex	2,797,203	2.7%		44,853
BloombergCommodityLeanHogsSubindex.	2,590,002	2.5%		2,075
BloombergCommodityLiveCattleSubindex	4,765,604	4.6%		(32,042)
BloombergCommodityNaturalGasSubindex	9,634,809	9.3%		275,924
BloombergCommodityNickelSubindex.	3,729,603	3.6%		68,431

			|	2

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

			Value/
			Unrealized
		Percentage of	Appreciation
Underlying Instruments	Notional Value[d]	Notional Value[e]	(Depreciation)
BloombergCommoditySilverSubindex	$5,698,005	5.5%	$23,025
Bloomberg Commodity Soybean Meal Subindex	2,590,002	2.5%	17,975
Bloomberg Commodity Soybean Oil Subindex	2,486,402	2.4%	26,069
Bloomberg Commodity Soybeans Subindex	6,008,806	5.8%	75,965
BloombergCommoditySugarSubindex.	2,900,803	2.8%	100,493
Bloomberg Commodity Unleaded Gasoline Subindex	3,004,403	2.9%	177,509
BloombergCommodityWheatSubindex	3,108,003	3.0%	33,806
BloombergCommodityWTICrudeOilSubindex	3,004,403	2.9%	92,114
BloombergCommodityZincSubindex3MonthForward	4,144,004	4.0%	66,204
Total	$103,600,097	100.0%	$1,700,097

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $101,900,000, allocated to each underlying instrument on a pro-rata basis).
eRepresents the weighting of the component in the custom index.

See Abbreviations on page 7.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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     FRANKLIN ALTERNATIVE STRATEGIES FUNDS NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2017, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2017, the net assets of the FP Subsidiary were $30,289,964, representing 24.2% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

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		FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$42,930,040	$—	$42,930,040
Short Term Investments	80,649,460	2,660,000	—	83,309,460
Total Investments in Securities	$80,649,460	$45,590,040	$—	$126,239,500
Other Financial Instruments:
Futures Contracts	$1,036,094	$—	$—	$1,036,094
Swap Contracts.	—	1,700,097	—	1,700,097
Total Other Financial Instruments	$1,036,094	$1,700,097	$—	$2,736,191
Liabilities:
Other Financial Instruments:
Options Written	$66,810	$—	$—	$66,810

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2017 (unaudited)
Franklin K2 Alternative Strategies Fund

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 37.1%
Aerospace & Defense 0.8%
[a]Arconic Inc.	United States	9,942	$253,223
The Boeing Co.	United States	182	43,618
[b]DigitalGlobe Inc.	United States	154,662	5,320,373
Heico Corp.	United States	2,915	250,019
Lockheed Martin Corp.	United States	3,901	1,191,326
[a]Textron Inc.	United States	20,374	1,000,160
United Technologies Corp.	United States	1,169	139,953
			8,198,672

Air Freight & Logistics 0.4%
[a,b]Atlas Air Worldwide Holdings Inc.	United States	5,458	364,594
[a]FedEx Corp.	United States	16,854	3,613,161
			3,977,755

Airlines 0.1%
Copa Holdings SA	Panama	4,144	514,146

Auto Components 0.1%
Adient PLC	United States	10,967	775,148
Delphi Automotive PLC	United States	476	45,886
			821,034

Automobiles 0.3%
General Motors Co.	United States	1,544	56,418
[a]Harley-Davidson Inc.	United States	25,196	1,184,464
[b]Tesla Inc.	United States	1,810	644,179
Thor Industries Inc.	United States	15,713	1,707,060
			3,592,121

Banks 0.4%
Barclays PLC, ADR	United Kingdom	108,406	267,882
BB&T Corp.	United States	1,683	77,569
[a]Citigroup Inc.	United States	38,459	2,616,366
ICICI Bank Ltd., ADR	India	31,500	295,155
[c]JPMorgan Chase & Co.	United States	2,656	241,404
PNC Financial Services Group Inc.	United States	794	99,576
US Bancorp	United States	1,774	90,917
Wells Fargo & Co.	United States	1,772	90,496
			3,779,365

Beverages 0.5%
[a]Brown-Forman Corp., B	United States	4,554	241,544
[a]Constellation Brands Inc., A	United States	5,539	1,108,354
Davide Campari-Milano SpA	Italy	330,086	2,389,137
[b]Monster Beverage Corp.	United States	30,748	1,716,353
PepsiCo Inc.	United States	1,702	196,973
			5,652,361

Biotechnology 2.7%
[b]Aeglea BioTherapeutics Inc.	United States	11,942	49,082
[b]Agios Pharmaceuticals Inc.	United States	2,469	156,189
[b]Aileron Therapeutics Inc.	United States	4,147	48,354
[a,b]Alexion Pharmaceuticals Inc.	United States	6,878	979,496
[b]Alkermes PLC	United States	6,091	309,301
[b]Amicus Therapeutics Inc.	United States	68,802	959,100
[b]Argenx SE, ADR	Netherlands	2,021	41,673
[b]Audentes Therapeutics Inc.	United States	13,998	293,818
[b]Avexis Inc.	United States	2,888	269,595

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]BioCryst Pharmaceuticals Inc.	United States	27,564	$140,576
[b]BioMarin Pharmaceutical Inc.	United States	30,062	2,711,292
[b]Bluebird Bio Inc.	United States	11,675	1,457,624
[b]Blueprint Medicines Corp.	United States	3,325	180,281
[b]Celgene Corp.	United States	18,100	2,514,633
[b]Clovis Oncology Inc.	United States	16,892	1,284,974
[b]Corvus Pharmaceuticals Inc.	United States	12,233	197,808
[b]DBV Technologies SA, ADR	France	12,879	568,737
[b]Epizyme Inc.	United States	28,041	486,511
[b]Exact Sciences Corp.	United States	2,494	104,474
[b]Exelixis Inc.	United States	38,754	1,133,167
[b]Fibrogen Inc.	United States	3,986	192,125
[b]GlycoMimetics Inc.	United States	22,176	270,547
[b]Immunomedics Inc.	United States	19,921	251,801
[a,b]Incyte Corp. Ltd.	United States	14,076	1,934,183
[b]Insmed Inc.	United States	17,828	221,424
[b]Juno Therapeutics Inc.	United States	12,679	523,262
[b,c]Kite Pharma Inc.	United States	15,247	2,713,814
[b]La Jolla Pharmaceutical Co.	United States	11,952	408,161
[b]MacroGenics Inc.	United States	3,448	65,202
[b]Natera Inc.	United States	28,716	354,643
[b]Neurocrine Biosciences Inc.	United States	6,141	347,581
[b]OvaScience Inc.	United States	25,497	35,696
[b]Ovid Therapeutics Inc.	United States	7,811	73,580
[b]ProQR Therapeutics NV	Netherlands	32,441	180,047
[b]Proteostasis Therapeutics Inc.	United States	28,489	61,821
[b]Prothena Corp. PLC	Ireland	7,497	460,616
[b]Regeneron Pharmaceuticals Inc.	United States	1,739	864,109
[b]Retrophin Inc.	United States	10,738	262,007
[b]Sage Therapeutics Inc.	United States	15,985	1,314,766
[b]Sarepta Therapeutics Inc.	United States	17,953	723,326
[b]Savara Inc., wts., 6/14/18	United States	68,920	69
[b]Spark Therapeutics Inc.	United States	4,696	386,622
[b]Syndax Pharmaceuticals Inc.	United States	12,424	144,118
[b]Tesaro Inc.	United States	5,765	744,492
[b]TG Therapeutics Inc.	United States	18,832	239,166
[b]Ultragenyx Pharmaceutical Inc.	United States	6,076	346,696
[b]UroGen Pharma Ltd.	Israel	2,907	69,332
[b]Vertex Pharmaceuticals Inc.	United States	5,090	817,149
			27,893,040

Building Products 0.2%
[a]AO Smith Corp.	United States	5,773	321,498
[a,b]Builders FirstSource Inc.	United States	22,655	368,823
[a]Fortune Brands Home & Security Inc.	United States	30,239	1,890,845
			2,581,166

Capital Markets 0.1%
[a]Moody's Corp.	United States	10,329	1,384,396

Chemicals 1.9%
Croda International PLC	United Kingdom	14,287	709,787
[a]Dow Chemical Co.	United States	45,781	3,051,303
E. I. du Pont de Nemours & Co.	United States	953	79,985
Huntsman Corp.	United States	1,544	41,024
[a,b]Ingevity Corp.	United States	33,929	2,136,509
[a]Monsanto Co.	United States	41,303	4,840,711

2 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
[a]Olin Corp.	United States	30,573		$985,368
Praxair Inc.	United States	8,105		1,066,132
[a]Sherwin-Williams Co.	United States	15,225		5,165,386
Trinseo SA	United States	23,484		1,571,080
				19,647,285

Commercial Services & Supplies 0.2%
[b]Atento SA	Spain	85,747		1,020,389
Edenred	France	35,493		959,978
Waste Management Inc.	United States	2,670		205,884
				2,186,251

Communications Equipment 0.7%
[b]Arista Networks Inc.	United States	3,932		692,622
[a]Brocade Communications Systems Inc.	United States	232,869		2,882,918
[b]Ciena Corp.	United States	26,308		568,516
[b]Finisar Corp.	United States	4,083		98,605
[a,b]Lumentum Holdings Inc.	United States	12,460		708,351
[a,b,e]Nortel Networks Capital Corp., Contingent Distribution	Canada	324,000		23,490
[b,e]Nortel Networks Ltd., Contingent Distribution	Canada	2,031,000		367,745
[a,b]Oclaro Inc.	United States	61,842		520,091
[b]Quantenna Communications Inc.	United States	43,657		811,147
				6,673,485

Construction Materials 0.7%
Buzzi Unicem SpA	Italy	19,164		469,050
HeidelbergCement AG	Germany	27,511		2,641,321
[a]Martin Marietta Materials Inc.	United States	13,933		2,953,657
[a,b]Summit Materials Inc., A	United States	32,275		953,403
				7,017,431

Consumer Finance 0.2%
[b,d]iPayment Inc.	United States	4,383,614		1,753,446

Containers & Packaging 0.5%
Ball Corp.	United States	131,576		5,261,724
WestRock Co.	United States	744		42,341
				5,304,065

Diversified Telecommunication Services 0.9%
CenturyLink Inc.	United States	4,864		95,918
[b]General Communication Inc., A	United States	27,813		1,199,575
[a,b]Level 3 Communications Inc.	United States	92,609		5,040,708
[b]ORBCOMM Inc.	United States	14,007		154,917
[b,c]Straight Path Communications Inc., B	United States	10,953		1,955,220
[b,c]Telecom Italia SpA	Italy	187,244		179,327
Telecom Italia SpA, RSP	Italy	1,423,267		1,105,547
Verizon Communications Inc.	United States	2,534		121,556
				9,852,768

Electric Utilities 0.0%†
Exelon Corp.	United States	2,310		87,480
NextEra Energy Inc.	United States	815		122,666
PG&E Corp.	United States	1,025		72,139
				282,285

Electronic Equipment, Instruments & Components 0.5%
Alps Electric Co. Ltd.	Japan	42,399		1,164,733
[b]Fabrinet	Thailand	6,193		240,536
[b]Flex Ltd.	United States	79,921		1,300,315

franklintempleton.com			|	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Electronic Equipment, Instruments & Components (continued)
[b]Itron Inc.	United States	17,969	$1,304,549
Largan Precision Co. Ltd	Taiwan	2,350	453,975
Tongda Group Holdings Ltd.	Hong Kong	1,154,800	320,214
[a,b]VeriFone Systems Inc.	United States	3,067	60,635
			4,844,957

Energy Equipment & Services 0.1%
Halliburton Co.	United States	2,214	86,279
[b]Songa Offshore	Norway	115,616	660,199
			746,478

Food & Staples Retailing 0.4%
[a]Casey's General Stores Inc.	United States	25,145	2,650,786
Costco Wholesale Corp.	United States	8,660	1,357,368
			4,008,154

Food Products 0.2%
Lindt & Spruengli AG	Switzerland	27	1,878,273
Mondelez International Inc.	United States	2,237	90,956
[b]TreeHouse Foods Inc.	United States	2,111	141,416
			2,110,645

Health Care Equipment & Supplies 1.0%
[a,b]Alere Inc.	United States	32,259	1,595,530
[b]Align Technology Inc.	United States	618	109,225
[b]Boston Scientific Corp.	United States	27,816	766,331
CR Bard Inc.	United States	4,725	1,515,827
[a]DENTSPLY SIRONA Inc.	United States	33,002	1,866,923
[b]DexCom Inc.	United States	12,147	906,287
[b]Edwards Lifesciences Corp.	United States	4,742	538,976
[b]GenMark Diagnostics Inc.	United States	23,342	227,351
[b]IDEXX Laboratories Inc.	United States	6,216	966,153
[b]iRhythm Technologies Inc.	United States	1,282	61,203
Medtronic PLC	United States	1,282	103,355
[b]Nevro Corp.	United States	5,882	506,911
[b]NxStage Medical Inc.	United States	10,466	293,048
Smith & Nephew PLC	United Kingdom	72,763	1,314,427
			10,771,547

Health Care Providers & Services 1.1%
Aetna Inc.	United States	7,128	1,124,086
Celesio AG	Germany	63,279	1,969,889
[b]Centene Corp.	United States	9,829	873,307
Cigna Corp.	United States	7,665	1,395,490
[a]Humana Inc.	United States	7,153	1,842,756
[b]Pharmerica Corp.	United States	11,451	336,659
[b]Teladoc Inc.	United States	4,126	138,427
UnitedHealth Group Inc.	United States	15,051	2,993,644
[a,b]VCA Inc.	United States	3,517	326,940
			11,001,198

Health Care Technology 0.0%†
[b]Evolent Health Inc., A	United States	7,014	117,134
[b]Tabula Rasa HealthCare Inc.	United States	4,199	95,443
			212,577

4 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure 0.9%
[b]Buffalo Wild Wings Inc.	United States	7,686		$789,736
[a]Carnival Corp.	United States	27,772		1,929,599
[a]Domino's Pizza Inc.	United States	8,135		1,482,685
[a]Extended Stay America Inc.	United States	84,378		1,652,965
Hilton Worldwide Holdings Inc.	United States	1,490		95,852
Marriott International Inc., A	United States	3,417		353,933
McDonald's Corp.	United States	813		130,056
[b]Norwegian Cruise Line Holdings Ltd.	United States	45,183		2,686,581
				9,121,407

Household Durables 0.4%
D.R. Horton Inc.	United States	8,750		316,312
Sony Corp.	Japan	17,765		700,840
Whirlpool Corp.	United States	17,182		2,948,775
				3,965,927

Household Products 0.0%†
The Procter & Gamble Co.	United States	1,486		137,113
Independent Power & Renewable Electricity Producers 0.2%
[b]Calpine Corp.	United States	128,533		1,889,435

Industrial Conglomerates 0.1%
General Electric Co.	United States	5,053		124,051
[c]Honeywell International Inc.	United States	1,020		141,035
Smiths Group PLC	United Kingdom	17,888		357,372
				622,458

Insurance 0.2%
Chubb Ltd.	United States	742		104,934
MetLife Inc.	United States	1,617		75,724
RSA Insurance Group PLC	United Kingdom	44,331		382,065
[b]Trupanion Inc.	United States	13,003		284,505
[a]W.R. Berkley Corp.	United States	16,448		1,096,095
				1,943,323

Internet & Direct Marketing Retail 1.0%
[b]Amazon.com Inc.	United States	1,809		1,773,905
Expedia Inc.	United States	11,607		1,722,015
[a,b]Liberty Interactive Corp. QVC Group, A	United States	106,073		2,346,335
[b]Priceline Group Inc.	United States	1,252		2,318,804
Rakuten Inc.	Japan	49,791		591,278
[a,b]Wayfair Inc., A	United States	21,758		1,545,036
				10,297,373

Internet Software & Services 1.9%
[a,b]Alibaba Group Holding Ltd., ADR	China	13,591		2,334,118
[b]Alphabet Inc., A	United States	1,345		1,284,798
[b]Alphabet Inc., C	United States	1,433		1,346,060
[b]Benefitfocus Inc.	United States	13,100		404,135
[b]CoStar Group Inc.	United States	2,300		659,226
[b]eBay Inc.	United States	64,789		2,340,827
[b]Facebook Inc., A	United States	29,782		5,121,610
[b]GoDaddy Inc., A	United States	20,652		925,623
[b]Just Eat PLC	United Kingdom	102,645		883,978
Tencent Holdings Ltd.	China	24,125		1,014,232
[a,b]VeriSign Inc.	United States	14,145		1,467,544

franklintempleton.com			|	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[a,b]WebMD Health Corp.	United States	9,509	$631,778
[b]Yandex NV, A	Russia	13,605	408,286
[b]Zillow Group Inc., A	United States	7,776	310,418
[a,b]Zillow Group Inc., C	United States	7,667	303,766
			19,436,399

IT Services 3.4%
Accenture PLC, A	United States	6,518	852,294
Alliance Data Systems Corp.	United States	10,831	2,442,391
[a]Automatic Data Processing Inc.	United States	7,743	824,397
[a,b]Blackhawk Network Holdings Inc.	United States	9,403	421,254
[a,b]Cardtronics PLC, A	United States	6,972	181,133
[a]Cognizant Technology Solutions Corp., A	United States	13,038	922,699
[b]Conduent Inc.	United States	35,030	578,345
[b]EPAM Systems Inc.	United States	15,555	1,265,088
[b]ExlService Holdings Inc.	United States	41,564	2,339,222
[b]FleetCor Technologies Inc.	United States	19,959	2,869,505
[b]Gartner Inc.	United States	6,943	837,256
Genpact Ltd.	United States	88,333	2,513,074
[a]Global Payments Inc.	United States	37,306	3,562,350
[a]MasterCard Inc., A	United States	31,570	4,208,281
[a,b]PayPal Holdings Inc.	United States	65,510	4,040,657
Total System Services Inc.	United States	34,973	2,417,334
Visa Inc., A	United States	23,436	2,426,095
[b]WEX Inc.	United States	25,785	2,814,175
			35,515,550

Life Sciences Tools & Services 0.6%
Gerresheimer AG	Germany	28,470	2,239,587
[b]Illumina Inc.	United States	6,540	1,337,168
[a,b]Mettler-Toledo International Inc.	United States	2,055	1,243,460
[a,b]Parexel International Corp.	United States	15,090	1,326,260
			6,146,475

Machinery 0.9%
Cummins Inc.	United States	244	38,889
Deere & Co.	United States	2,794	323,908
Dover Corp.	United States	744	63,151
Fanuc Corp.	Japan	2,173	421,811
[a,b]Navistar International Corp.	United States	47,580	1,625,333
Timken Co.	United States	29,245	1,311,638
[a]Trinity Industries Inc.	United States	116,181	3,350,660
Xylem Inc.	United States	33,775	2,096,414
			9,231,804

Marine 0.2%
Irish Continental Group PLC	Ireland	366,681	2,453,212

Media 2.6%
[b]Charter Communications Inc., A	United States	4,592	1,830,096
Comcast Corp., A	United States	47,968	1,947,980
[b]DISH Network Corp., A	United States	4,807	275,393
Entertainment One Ltd.	Canada	67,140	208,364
Grupo Televisa SAB, ADR	Mexico	44,295	1,144,140
ITV PLC	United Kingdom	293,248	601,406
[b]Liberty Global PLC, C	United Kingdom	47,230	1,560,007
[b]Liberty Global PLC LiLAC, A	United Kingdom	20,284	527,587
[b]Liberty Global PLC LiLAC, C	United Kingdom	3,003	77,447

6 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b]Liberty Braves Group, A	United States	10,643		$259,796
[b]Postmedia Network Canada Corp.	Canada	666,338		341,507
[a]Scripps Networks Interactive Inc.,	United States	21,116		1,808,585
[a]Stroeer SE & Co. KGaA	Germany	44,132		2,811,772
[a]Time Warner Inc.	United States	75,011		7,583,612
Tribune Media Co., A	United States	29,790		1,193,685
Vivendi SA	France	116,588		2,675,215
The Walt Disney Co.	United States	19,218		1,944,861
				26,791,453

Metals & Mining 1.2%
[b]AK Steel Holding Corp.	United States	14,923		83,569
Boliden AB	Sweden	23,742		830,668
[a,b]Century Aluminum Co.	United States	120,645		2,354,990
Dominion Diamond Corp.	Canada	35,635		504,235
First Quantum Minerals Ltd.	Zambia	219,098		2,640,581
Teck Resources Ltd., B	Canada	217,713		5,427,585
Voestalpine AG	Austria	19,930		1,034,200
				12,875,828
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	198		4,594

Oil, Gas & Consumable Fuels 0.9%
Altagas Ltd.	Canada	1,551		34,703
Anadarko Petroleum Corp.	United States	8,312		340,210
Canadian Natural Resources Ltd.	Canada	6,120		188,563
Chevron Corp.	United States	1,204		129,575
EnCana Corp.	Canada	18,324		170,963
EQT Corp.	United States	406		25,310
[b,d]Etablissements Maurel Et Prom, Contingent Value, rts., 12/31/17	France	131,406		—
Exxon Mobil Corp.	United States	1,247		95,184
Golar LNG Ltd.	Bermuda	1,386		30,048
[b]Halcon Resources Corp., wts., 9/09/20	United States	2,159		1,349
[a]Hess Corp.	United States	41,158		1,601,046
[b,d,e]Interoil Corp., Contingent Distribution	Singapore	54,920		229,583
[b]Jagged Peak Energy Inc.	United States	35,009		448,465
[a,b]Laredo Petroleum Inc.	United States	84,378		1,047,975
Marathon Oil Corp.	United States	34,720		386,086
[b]Parsley Energy Inc., A	United States	15,543		389,352
[b]PDC Energy Inc.	United States	9,743		383,192
[b]Premier Oil PLC, wts., 5/31/22	United Kingdom	73,513		12,120
[b]Rice Energy Inc.	United States	134,828		3,688,894
Valero Energy Corp.	United States	322		21,928
[b]Whiting Petroleum Corp.	United States	113,933		509,281
[a]Williams Cos. Inc.	United States	1,860		55,298
				9,789,125

Paper & Forest Products 0.3%
[b]Canfor Corp.	Canada	125,824		2,203,620
West Fraser Timber Co. Ltd.	Canada	25,107		1,302,649
				3,506,269

Pharmaceuticals 0.9%
[b]Aerie Pharmaceuticals Inc.	United States	25,514		1,463,228
Allergan PLC	United States	14,449		3,315,756
[b]Assembly Biosciences Inc.	United States	25,387		688,241

franklintempleton.com			|	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[c]Bristol-Myers Squibb Co.	United States	20,493	$1,239,417
[b,f]Cassiopea SpA, 144A	Italy	3,981	136,997
[b]Dermira Inc.	United States	14,136	333,468
Eli Lilly & Co.	United States	10,852	882,159
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	5,470	578,835
Hikma Pharmaceuticals PLC	Jordan	10,168	164,615
[b]Ocular Therapeutix Inc.	United States	28,907	180,958
Pfizer Inc.	United States	6,516	221,023
[b]Revance Therapeutics Inc.	United States	5,514	135,369
			9,340,066

Professional Services 0.6%
[a]Equifax Inc.	United States	7,446	1,060,832
Experian PLC	United Kingdom	43,493	873,977
[a,b]Huron Consulting Group Inc.	United States	8,156	246,719
[b]TransUnion	United States	34,485	1,650,452
[b]TriNet Group Inc.	United States	45,469	1,624,607
[a,b]WageWorks Inc.	United States	19,488	1,148,818
			6,605,405

Real Estate Management & Development 0.0%†
Global Logistic Properties Ltd.	Singapore	121,749	290,915

Road & Rail 0.6%
CSX Corp.	United States	1,403	70,431
Kansas City Southern	United States	20,515	2,121,866
[a]Old Dominion Freight Line Inc.	United States	13,453	1,343,955
Ryder System Inc.	United States	2,244	174,134
[a]Union Pacific Corp.	United States	22,399	2,358,615
			6,069,001
Semiconductors & Semiconductor Equipment 2.2%
[b]Advanced Micro Devices Inc.	United States	74,983	974,779
Broadcom Ltd.	Singapore	2,504	631,183
[b]Cavium Inc.	United States	4,137	261,913
Cypress Semiconductor Corp.	United States	22,693	310,667
[b]Integrated Device Technology Inc.	United States	12,079	298,472
Intel Corp.	United States	25,166	882,572
[b]IXYS Corp.	United States	29,091	669,093
[b]MACOM Technology Solutions Holdings Inc.	United States	14,068	640,657
[b]MaxLinear Inc., A	United States	8,895	192,132
[a]Microchip Technology Inc.	United States	7,306	634,161
[b]Micron Technology Inc.	United States	19,238	615,039
[b]Microsemi Corp.	United States	11,780	593,476
Monolithic Power Systems Inc.	United States	1,800	182,376
[a]NVIDIA Corp.	United States	5,921	1,003,255
[a,b,c]NXP Semiconductors NV	Netherlands	92,581	10,457,950
[b]ON Semiconductor Corp.	United States	8,194	139,954
QUALCOMM Inc.	United States	46,797	2,446,079
[b]Semtech Corp.	United States	8,492	319,299
[b]Silicon Laboratories Inc.	United States	8,167	619,875
[b]Siltronic AG	Germany	1,617	157,865
Teradyne Inc.	United States	2,329	82,936
[b]Tower Semiconductor Ltd.	Israel	37,777	1,141,243
			23,254,976

8 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests (continued)
Software 1.7%
Activision Blizzard Inc.	United States	8,309		$544,738
[a,b]Adobe Systems Inc.	United States	4,532		703,185
[b]Atlassian Corp. PLC	Australia	16,502		587,471
Blackbaud Inc.	United States	7,053		595,344
[a,b]Dell Technologies Inc., V	United States	26,471		1,983,472
[b]Electronic Arts Inc.	United States	2,362		286,983
[b]Globant SA	United States	13,904		540,726
[a,b]Guidewire Software Inc.	United States	13,028		986,350
[b]HubSpot Inc.	United States	12,746		934,919
[a]Intuit Inc.	United States	4,520		639,354
[a,c]Microsoft Corp.	United States	70,307		5,256,855
[b]Nexon Co. Ltd.	Japan	20,430		509,751
[a]Nintendo Co. Ltd., ADR	Japan	13,210		549,932
Oracle Corp.	United States	3,960		199,307
[b]Proofpoint Inc.	United States	2,860		262,434
[a,b]Salesforce.com Inc.	United States	13,330		1,272,882
[b]ServiceNow Inc.	United States	6,468		751,517
[a,b]Synchronoss Technologies Inc.	United States	22,647		380,243
[b]Workday Inc., A	United States	2,329		255,468
				17,240,931

Specialty Retail 0.9%
[a,b]Cabela's Inc.	United States	18,179		976,212
[c]Home Depot Inc.	United States	32,081		4,807,980
[a,b]MarineMax Inc.	United States	61,771		997,602
[b]O'Reilly Automotive Inc.	United States	7,293		1,430,376
[b]Sports Direct International PLC	United Kingdom	155,760		781,479
[b]Ulta Beauty Inc.	United States	1,462		323,116
				9,316,765

Technology Hardware, Storage & Peripherals 0.3%
[c]Apple Inc.	United States	12,632		2,071,648
Netapp Inc.	United States	29,917		1,156,591
				3,228,239

Textiles, Apparel & Luxury Goods 0.6%
Carter's Inc.	United States	10,236		887,564
[a]Coach Inc.	United States	34,990		1,459,083
[a]Hanesbrands Inc.	United States	13,194		320,086
[b]Michael Kors Holdings Ltd.	United States	37,596		1,587,303
Moncler SpA	Italy	17,537		498,331
Nike Inc., B	United States	25,558		1,349,718
The Swatch Group AG	Switzerland	899		358,869
				6,460,954

Tobacco 0.3%
Altria Group Inc.	United States	2,034		128,956
[a]British American Tobacco PLC, ADR	United Kingdom	34,207		2,124,941
British American Tobacco PLC	United Kingdom	6,054		378,189
Philip Morris International Inc.	United States	4,596		537,410
				3,169,496

Trading Companies & Distributors 0.2%
Brenntag AG	Germany	35,801		1,897,195

Total Common Stocks and Other Equity Interests
(Cost $316,646,643)				385,408,316

franklintempleton.com			|	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund	United States	10,235	$252,805
iShares MSCI Emerging Markets ETF	United States	2,625	117,679
Total Exchange Traded Funds (Cost $360,593)			370,484
Convertible Preferred Stocks 0.9%
Capital Markets 0.1%
Virtus Investment Partners Inc., 7.25%, cvt. pfd.	United States	5,250	507,518
Electronic Equipment, Instruments & Components 0.1%
MTS Systems Corp., 8.75%, cvt. pfd.	United States	7,138	805,309
Equity Real Estate Investment Trusts (REITs) 0.1%
Crown Castle International Corp., 6.875%, cvt. pfd.	United States	1,124	1,246,741
Internet Software & Services 0.5%
[a,f]Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	27,893	5,447,642
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	83,261
Hess Corp., 8.00%, cvt. pfd.	United States	15,939	796,153
			879,414
Total Convertible Preferred Stocks (Cost $6,496,984)			8,886,624
Preferred Stocks 0.5%
Consumer Finance 0.3%
[b,d]iPayment Inc., pfd.	United States	28,073	2,807,300
Diversified Financial Services 0.0%†
[b,d]Aergen Structured Investments Cayman Blocker LLC, pfd.	Ireland	4,480	460,215
Diversified Telecommunication Services 0.1%
Iridium Communications Inc., 7.00%, pfd.	United States	5,268	642,367
Food Products 0.0%†
Bunge Ltd., 4.875%, pfd.	United States	2,342	247,783
Technology Hardware, Storage & Peripherals 0.1%
[b,g]NCR Corp., 5.50%, pfd., PIK	United States	336	481,908
Total Preferred Stocks (Cost $4,607,907)			4,639,573

		Principal
		Amount*

Convertible Bonds 12.6%
Aerospace & Defense 0.1%
[f]Aerojet Rocketdyne Holdings Inc., senior note, 144A, 2.25%, 12/15/23	United States	708,000	923,497
The KEYW Holding Corp., senior note, 2.50%, 7/15/19	United States	320,000	295,600
			1,219,097
Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	525,000	675,281
Echo Global Logistics Inc., senior note, 2.50%, 5/01/20	United States	40,000	37,900
			713,181
Auto Components 0.1%
Horizon Global Corp., senior note, 2.75%, 7/01/22	United States	645,000	667,978

10 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Convertible Bonds (continued)
Automobiles 0.2%
[a]Tesla Inc., senior note, 2.375%, 3/15/22	United States	2,073,000			$2,622,345

Biotechnology 1.4%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	40,000			34,950
AMAG Pharmaceuticals Inc., senior note, 3.25%, 6/01/22	United States	525,000			481,031
[a,f]Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	1,333,000			3,191,702
BioMarin Pharmaceutical Inc., senior sub. note,
1.50%, 10/15/20	United States	160,000			189,900
0.599%, 8/01/24	United States	565,000			566,412
Emergent BioSolutions Inc., senior note, 2.875%, 1/15/21	United States	525,000			720,234
[a,f]Flexion Therapeutics Inc., senior note, 144A, 3.375%, 5/01/24	United States	2,006,000			2,365,826
[a]Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	325,000			328,047
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	235,000			254,388
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	2,514,000			4,377,503
[f]Neurocrine Biosciences Inc., senior note, 144A, 2.25%, 5/15/24	United States	465,000			508,303
[a]PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	367,000			373,423
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	788,000			778,150
					14,169,869

Capital Markets 0.4%
Ares Capital Corp., senior note,
4.75%, 1/15/18	United States	1,604,000			1,626,055
[a,f]144A, 3.75%, 2/01/22	United States	920,000			931,500
[a]Cowen Inc., senior note, 3.00%, 3/15/19	United States	699,000			719,970
Global Brokerage Inc., senior note, 2.25%, 6/15/18	United States	373,000			162,255
[f]Hercules Capital Inc., senior note, 144A, 4.375%, 2/01/22	United States	564,000			573,165
[f]TCP Capital Corp., senior note, 144A, 4.625%, 3/01/22	United States	637,000			660,091
					4,673,036

Commercial Services & Supplies 0.1%
[a]RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	824,000			853,355
[f]Team Inc., senior note, 144A, 5.00%, 8/01/23	United States	404,000			371,428
					1,224,783

Communications Equipment 0.4%
Calamp Corp., senior note, 1.625%, 5/15/20	United States	587,000			581,864
[a]Ciena Corp., senior note, 4.00%, 12/15/20	United States	306,000			403,729
[f]Finisar Corp., senior bond, 144A, 0.50%, 12/15/36	United States	255,000			245,756
[a]InterDigital Inc., senior note, 1.50%, 3/01/20	United States	2,587,000			2,987,985
					4,219,334

Construction & Engineering 0.1%
Dycom Industries Inc., senior note, 0.75%, 9/15/21	United States	347,000			384,302
[h]Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	30,000,000	JPY		303,861
Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	25,000			28,141
					716,304

Construction Materials 0.1%
Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	605,000			691,213

Consumer Finance 0.4%
[a]Encore Capital Group Inc., senior note,
3.00%, 11/27/17	United States	241,000			309,384
[f]144A, 3.25%, 3/15/22	United States	1,075,000			1,173,766
[f]Ezcorp Inc., senior note, 144A, 2.875%, 7/01/24	United States	921,000			1,038,427
PRA Group Inc., senior note,
[f]144A, 3.50%, 6/01/23	United States	914,000			852,305

franklintempleton.com				|	11

	FRANKLIN ALTERNATIVE STRATEGIES FUNDS

	CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

	Franklin K2 Alternative Strategies Fund (continued)

				Principal
			Country	Amount*		Value

	Convertible Bonds (continued)
	Consumer Finance (continued)
	PRA Group Inc., senior note, (continued)
	[a]3.00%, 8/01/20		United States	1,378,000		$1,266,037
						4,639,919

	Diversified Consumer Services 0.1%
	[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21		United States	504,000		613,620

	Diversified Financial Services 0.6%
	[a]Altaba Inc., senior note, zero cpn., 12/01/18		United States	3,104,000		3,883,880
	[f]Element Fleet Management Corp., sub. note, 144A,
	5.125%, 6/30/19		Canada	1,153,000	CAD	944,098
	4.25%, 6/30/20		Canada	1,368,000	CAD	1,079,063
						5,907,041

	Electric Utilities 0.1%
	[h]Kyushu Electric Power Co. Inc., senior secured note, Reg S, zero cpn.,
	3/31/20		Japan	40,000,000	JPY	384,409
	3/31/22		Japan	40,000,000	JPY	387,411
						771,820

	Electrical Equipment 0.0%†
	[a]General Cable Corp., sub. bond, 4.50%, 11/15/29		United States	93,000		78,178
	Electronic Equipment, Instruments & Components 0.7%
[f]II	-VI Inc., senior note, 144A, 0.25%, 9/01/22		United States	1,294,000		1,365,979
	[a]Knowles Corp., senior note, 3.25%, 11/01/21		United States	525,000		579,469
	[f]OSI Systems Inc., senior note, 144A, 1.25%, 9/01/22		United States	269,000		277,406
	[a]TTM Technologies Inc., senior note, 1.75%, 12/15/20		United States	626,000		993,384
	Vishay Intertechnology Inc., senior bond,
	[a]2.25%, 11/15/40		United States	2,892,000		4,005,420
	2.25%, 5/15/41		United States	316,000		337,725
						7,559,383

	Energy Equipment & Services 0.2%
	[f]Ensco Jersey Finance Ltd., senior note, 144A, 3.00%, 1/31/24		United States	268,000		196,980
	[f]Nabors Industries Inc., senior note, 144A, 0.75%, 1/15/24		United States	135,000		98,212
	[a]SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28		United States	1,630,000		1,390,594
						1,685,786

	Equity Real Estate Investment Trusts (REITs) 1.3%
	[a,f]American Residential Properties OP LP, senior note, 144A, 3.25%,
	11/15/18		United States	963,000		1,220,001
	[a]Colony Capital Inc., senior note, 3.875%, 1/15/21		United States	1,760,000		1,767,700
	[f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19		United States	3,419,000		3,825,006
	Forest City Enterprises Inc., senior note, 3.625%, 8/15/20		United States	1,453,000		1,629,176
	Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18		United States	624,000		726,960
	[a]National Health Investors Inc., senior note, 3.25%, 4/01/21		United States	1,465,000		1,722,291
	[f]Starwood Waypoint Homes, senior note, 144A, 3.50%, 1/15/22		United States	861,000		978,311
	Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19		United States	1,188,000		1,501,335
						13,370,780

	Health Care Equipment & Supplies 0.7%
	[a,f]DexCom Inc., senior note, 144A, 0.75%, 5/15/22		United States	269,000		278,415
	[f]Insulet Corp., senior note, 144A, 1.25%, 9/15/21		United States	527,000		617,578
	Invacare Corp., senior note, 5.00%, 2/15/21		United States	697,000		776,719
	[h]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21		Japan	40,000,000	JPY	418,929
	[a]NuVasive Inc., senior note, 2.25%, 3/15/21		United States	1,306,000		1,583,525
	[a]Quidel Corp., senior note, 3.25%, 12/15/20		United States	1,683,000		2,177,382

	12	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Health Care Equipment & Supplies (continued)
[a]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	797,000		$925,018
Wright Medical Group NV, senior note, 2.25%, 11/15/21	United States	533,000		796,169
				7,573,735

Health Care Providers & Services 0.1%
Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	308,000		307,615
[f]Teladoc Inc., senior note, 144A, 3.00%, 12/15/22	United States	284,000		306,542
				614,157

Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	269,000		276,734
[f]Evolent Health Inc., senior note, 144A, 2.00%, 12/01/21	United States	50,000		54,312
Medidata Solutions Inc., senior note, 1.00%, 8/01/18	United States	570,000		763,444
				1,094,490

Independent Power & Renewable Electricity
Producers 0.0%†
[a]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	313,000		329,824

Insurance 0.1%
[a]AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	614,000		453,592
[f]HCI Group Inc., senior bond, 144A, 4.25%, 3/01/37	United States	161,000		144,498
[f]Heritage Insurance Holdings Inc., senior bond, 144A, 5.875%, 8/01/37	United States	152,000		153,330
				751,420

Internet & Direct Marketing Retail 0.2%
Priceline Group Inc., senior note,
0.35%, 6/15/20	United States	254,000		370,999
0.90%, 9/15/21	United States	131,000		149,585
[a]Shutterfly Inc., senior note, 0.25%, 5/15/18	United States	1,140,000		1,135,725
				1,656,309

Internet Software & Services 0.5%
[f]Carbonite Inc., senior note, 144A, 2.50%, 4/01/22	United States	296,000		323,010
[a]j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	1,311,000		1,650,221
[a]Twitter Inc., senior note, 1.00%, 9/15/21	United States	1,825,000		1,682,422
WebMD Health Corp., senior note,
[a]2.50%, 1/31/18	United States	981,000		1,047,831
2.625%, 6/15/23	United States	457,000		457,286
[f]Zillow Group Inc., senior note, 144A, 2.00%, 12/01/21	United States	134,000		144,301
				5,305,071

IT Services 0.0%†
Cardtronics Inc., senior note, 1.00%, 12/01/20	United States	328,000		304,425
Euronet Worldwide Inc., senior bond, 1.50%, 10/01/44	United States	53,000		73,935
[a,f]Square Inc., senior note, 144A, 0.375%, 3/01/22	United States	100,000		132,812
				511,172

Life Sciences Tools & Services 0.1%
Fluidigm Corp., senior bond, 2.75%, 2/01/34	United States	1,012,000		714,093

Machinery 0.1%
[f]The Greenbrier Cos. Inc., senior note, 144A, 2.875%, 2/01/24	United States	188,000		201,512
Navistar International Corp., senior sub. note,
4.50%, 10/15/18	United States	159,000		163,174
[a]4.75%, 4/15/19	United States	886,000		915,349
				1,280,035

franklintempleton.com			|	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*	Value

Convertible Bonds (continued)
Media 1.0%
[a]DISH Network Corp.,
senior bond, 3.375%, 8/15/26		United States	3,223,000	$3,750,766
[f]senior note, 144A, 2.375%, 3/15/24		United States	2,658,000	2,696,208
Liberty Interactive LLC, senior bond, 4.00%, 11/15/29		United States	1,122,000	779,790
Liberty Media Corp., senior bond, 2.25%, 9/30/46		United States	397,000	424,294
[f]Liberty Media Corp., senior note, 144A, 1.00%, 1/30/23		United States	898,000	1,088,825
[f]World Wrestling Entertainment Inc., senior note, 144A, 3.375%, 12/15/23		United States	1,271,000	1,406,839
				10,146,722

Metals & Mining 0.1%
[a]AK Steel Corp., senior note, 5.00%, 11/15/19		United States	780,000	1,055,437
[f]Pretium Resources Inc., senior sub. note, 144A, 2.25%, 3/15/22		Canada	414,000	375,188
				1,430,625
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Apollo Commercial Real Estate Finance Inc., senior note,
5.50%, 3/15/19		United States	346,000	370,438
4.75%, 8/23/22		United States	962,000	969,816
Blackstone Mortgage Trust Inc., senior note,
5.25%, 12/01/18		United States	998,000	1,142,086
4.375%, 5/05/22		United States	580,000	586,162
Hannon Armstrong Sustainable Infrastructure Capital Inc., senior note,
4.125%, 9/01/22		United States	107,000	107,602
New York Mortgage Trust Inc., senior note, 6.25%, 1/15/22		United States	282,000	283,234
Redwood Trust Inc., senior note, 4.75%, 8/15/23		United States	1,109,000	1,113,852
Starwood Property Trust Inc., senior note,
3.75%, 10/15/17		United States	3,051,000	3,060,535
4.375%, 4/01/23		United States	986,000	1,003,871
Two Harbors Investment Corp., senior note, 6.25%, 1/15/22		United States	772,000	826,523
				9,464,119

Oil, Gas & Consumable Fuels 0.5%
[a]Aegean Marine Petroleum Network Inc., senior note,
4.00%, 11/01/18		Greece	133,000	126,599
[f]144A, 4.25%, 12/15/21		Greece	983,000	744,008
[a,f]Chesapeake Energy Corp., senior note, 144A, 5.50%, 9/15/26		United States	95,000	79,741
[f]Golar LNG Ltd., senior note, 144A, 2.75%, 2/15/22		Bermuda	486,000	453,803
Green Plains Inc., senior note,
[a]3.25%, 10/01/18		United States	1,251,000	1,421,449
4.125%, 9/01/22		United States	1,201,000	1,162,718
[h]Premier Oil Finance Jersey Ltd., senior note, Reg S, 2.50%, 5/31/22		United Kingdom	965,000	894,072
SM Energy Co., senior note, 1.50%, 7/01/21		United States	30,000	26,531
Whiting Petroleum Corp., senior note, 1.25%, 4/01/20		United States	45,000	38,419
				4,947,340

Personal Products 0.0%†
Herbalife Ltd., senior note, 2.00%, 8/15/19		United States	347,000	350,038

Pharmaceuticals 0.4%
[f]Dermira Inc., senior note, 144A, 3.00%, 5/15/22		United States	350,000	356,344
Impax Laboratories Inc., senior note, 2.00%, 6/15/22		United States	75,000	66,797
Innoviva Inc.
[f]senior note, 144A, 2.50%, 8/15/25		United States	269,000	281,609
[a]sub. note, 2.125%, 1/15/23		United States	1,828,000	1,766,305
[a]The Medicines Co., senior note, 2.75%, 7/15/23		United States	533,000	559,983

14	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
[f]Pacira Pharmaceuticals Inc., senior note, 144A, 2.375%, 4/01/22	United States	54,000		$53,224
[f]Sucampo Pharmaceuticals Inc., senior note, 144A, 3.25%, 12/15/21	United States	808,000		835,775
				3,920,037

Professional Services 0.0%†
51job Inc., senior note, 3.25%, 4/15/19	China	408,000		587,010
Semiconductors & Semiconductor Equipment 0.6%
[a]Cypress Semiconductor Corp., senior note, 4.50%, 1/15/22	United States	297,000		367,352
Inphi Corp., senior note, 1.125%, 12/01/20	United States	525,000		632,625
Microchip Technology Inc.,
[f]junior sub. bond, 144A, 2.25%, 2/15/37	United States	745,000		883,756
[a]senior sub. bond, 1.625%, 2/15/25	United States	1,590,000		2,703,000
[a,f]senior sub. bond, 144A, 1.625%, 2/15/27	United States	798,000		953,610
[f]ON Semiconductor Corp., senior note, 144A, 1.625%, 10/15/23	United States	269,000		300,776
[f]Silicon Laboratories Inc., senior note, 144A, 1.375%, 3/01/22	United States	264,000		287,595
[f]Synaptics Inc., senior note, 144A, 0.50%, 6/15/22	United States	269,000		251,179
				6,379,893

Software 0.6%
[a]Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	669,000		708,722
BroadSoft Inc., senior note, 1.00%, 9/01/22	United States	1,392,000		1,920,960
FireEye Inc., senior bond, 1.625%, 6/01/35	United States	590,000		540,219
[f]HubSpot Inc., senior note, 144A, 0.25%, 6/01/22	United States	269,000		277,070
Nuance Communications Inc.,
senior bond, 1.00%, 12/15/35	United States	35,000		33,491
[f]senior note, 144A, 1.25%, 4/01/25	United States	479,000		468,522
[f]RealPage Inc., senior note, 144A, 1.50%, 11/15/22	United States	264,000		322,245
Rovi Corp., senior note, 0.50%, 3/01/20	United States	709,000		696,149
[f]ServiceNow Inc., senior note, 144A, zero cpn., 6/01/22	United States	925,000		992,062
Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	110,000		106,150
				6,065,590

Textiles, Apparel & Luxury Goods 0.0%†
[a]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	414,000		411,154

Thrifts & Mortgage Finance 0.1%
[f]LendingTree Inc., senior note, 144A, 0.625%, 6/01/22	United States	538,000		687,295

Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 5/01/24	United States	797,000		818,419

Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp., senior note, 2.00%, 10/01/23	United States	220,000		216,287

Total Convertible Bonds (Cost $121,385,150)				130,798,502

Convertible Bonds in Reorganization 0.0%†
Chemicals 0.0%†
[i]TerraVia Holdings Inc., senior sub. note, 5.00%, 10/01/19	United States	1,117,000		331,609

Semiconductors & Semiconductor Equipment 0.0%†
[i]SunEdison Inc., senior note,
[f]144A, 0.25%, 1/15/20	United States	161,000		3,421

franklintempleton.com			|	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

	Convertible Bonds in Reorganization (continued)
	Semiconductors & Semiconductor Equipment (continued)
	[i]SunEdison Inc., senior note, (continued)
	2.375%, 4/15/22	United States	247,000		$5,249
					8,670

	Total Convertible Bonds in Reorganization
	(Cost $1,273,315)				340,279

	Corporate Bonds and Notes 14.5%
	Aerospace & Defense 0.1%
	Embraer Netherlands Finance BV, senior bond,
	5.05%, 6/15/25	Brazil	95,000		101,527
	5.40%, 2/01/27	Brazil	130,000		139,685
	[f]Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000		98,775
	[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000		627,150
					967,137

	Auto Components 0.0%†
	[f]Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc.,
	senior note, 144A, 7.875%, 10/01/22	United States	170,000		174,250

	Automobiles 0.0%†
	[j]Toyota Motor Credit Corp., senior note, FRN, 1.694%,
	(3-Month USD LIBOR + 0.39%), 1/17/19	United States	40,000		40,167
	Banks 0.1%
	[f]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	98,263
	[j]Bank of America Corp., senior note, FRN, 2.344%,
	(3-Month USD LIBOR + 1.04%), 1/15/19	United States	20,000		20,212
	[j]JPMorgan Chase & Co., senior note, FRN, 1.996%,
	(3-Month USD LIBOR + 0.68%), 6/01/21	United States	480,000		481,864
	Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000		242,190
					842,529

	Beverages 0.0%†
	[f]Beverages & More Inc., senior secured note, 144A, 11.50%, 6/15/22	United States	313,000		295,002

	Biotechnology 0.0%†
	[f]Grifols SA, senior note, 144A, 3.20%, 5/01/25	Spain	225,000	EUR	272,730

	Capital Markets 0.2%
	Deutsche Bank AG, zero cpn.,
	11/30/17	Germany	15,416,000	EGP	829,934
	2/15/18	Germany	29,900,000	EGP	1,568,001
	[a]Donnelley Financial Solutions Inc., senior note, 8.25%, 10/15/24	United States	65,000		70,037
					2,467,972

	Commercial Services & Supplies 1.3%
	[f]Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21	United States	7,975,000		8,154,438
	R.R. Donnelley & Sons Co.,
	senior bond, 6.50%, 11/15/23	United States	2,269,000		2,189,585
	[a]senior bond, 6.00%, 4/01/24	United States	1,910,000		1,816,887
	senior bond, 6.625%, 4/15/29	United States	25,000		23,500
	[a]senior note, 7.00%, 2/15/22	United States	1,375,000		1,423,125
					13,607,535

	Communications Equipment 0.0%†
	Nokia OYJ,
	senior bond, 4.375%, 6/12/27	Finland	50,000		51,485

16	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Communications Equipment (continued)
Nokia OYJ, (continued)
senior note, 3.375%, 6/12/22	Finland	30,000			$30,375
					81,860

Construction & Engineering 0.1%
Engility Corp., senior note, 8.875%, 9/01/24	United States	634,000			694,230
[f]Great Lakes Dredge & Dock Corp., senior note, 144A, 8.00%, 5/15/22	United States	160,000			162,800
					857,030

Construction Materials 0.0%†
[f]Cemex SAB de CV, senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	365,000			395,551

Consumer Finance 0.8%
[a]Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	5,053,000			5,551,984
[f]iPayment Inc., second lien, 144A, 10.75%, 4/15/24	United States	2,051,000			2,345,831
					7,897,815

Diversified Financial Services 1.7%
[f,j]Banco Hipotecario SA, senior note, 144A, FRN,
22.417%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS		227,446
[f,j]Banco Supervielle SA, senior note, 144A, FRN,
25.042%, (ARS Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS		229,058
Citigroup Global Markets Holdings Inc., zero cpn.,
12/21/17	Egypt	5,000,000	EGP		267,602
[h]Reg S, 9/21/17	Egypt	46,465,292	EGP		2,605,003
[h]Reg S, 10/12/17	Egypt	14,378,990	EGP		797,391
[f]Exela Intermediate LLC / Exela Finance Inc., senior secured note,
first lien, 144A, 10.00%, 7/15/23	United States	2,651,000			2,611,235
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP		277,086
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%, 8/01/21	United States	225,000			229,781
[f]Opal Acquisition Inc., 144A,
second lien, 10.00%, 10/01/24	United States	5,584,000			5,067,480
senior secured note, first lien, 7.50%, 7/01/24	United States	4,925,000			4,863,438
Rumo Luxembourg Sarl, senior note, 7.375%, 2/09/24	Brazil	200,000			214,600
					17,390,120

Diversified Telecommunication Services 0.3%
[a]Intelsat Jackson Holdings SA
senior bond, 7.25%, 10/15/20	Luxembourg	1,654,000			1,582,671
[f]senior note, 144A, 9.75%, 7/15/25	Luxembourg	968,000			987,360
[h]MTN Mauritius Investment Ltd., senior bond, Reg S, 6.50%, 10/13/26	South Africa	720,000			769,302
					3,339,333

Electric Utilities 0.4%
[h]1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000			1,411,337
[a]Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond, 6.85%,
6/01/34	United States	3,567,874			1,511,887
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000			902,381
					3,825,605

Food & Staples Retailing 0.1%
[f]BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000			517,423
[f]Cencosud SA, senior bond, 144A, 4.375%, 7/17/27	Chile	215,000			216,656

franklintempleton.com				|	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

Corporate Bonds and Notes (continued)
Food & Staples Retailing (continued)
[a,f]The Fresh Market Inc., senior note, first lien, 144A, 9.75%, 5/01/23		United States	710,000		$539,600
					1,273,679

Food Products 0.0%†
[f]JBS USA LLC / JBS USA Finance Inc., senior bond, 144A, 5.75%, 6/15/25		Brazil	180,000		182,250

Gas Utilities 0.2%
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19		United States	230,000		227,700
6.875%, 10/15/21		United States	35,000		34,300
7.50%, 11/01/23		United States	865,000		836,887
6.125%, 3/01/25		United States	255,000		228,225
[j]Transcanada Trust, junior sub. bond, FRN, 5.30%,
(3-Month USD LIBOR + 3.21%), 3/15/77		Canada	980,000		1,011,434
					2,338,546

Health Care Providers & Services 0.4%
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23		United States	1,533,000		1,490,842
[f]SP Finco LLC, senior note, 144A, 6.75%, 7/01/25		United States	2,318,000		2,193,408
					3,684,250

Hotels, Restaurants & Leisure 0.8%
[f]Constellation Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25		United States	65,000		63,700
[a,f]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note,
second lien, 144A, 10.25%, 11/15/22		United States	4,021,000		4,423,301
[a,f]Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24		United States	3,643,000		3,838,811
					8,325,812

Industrial Conglomerates 0.0%†
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
senior note, 6.75%, 2/01/24		United States	295,000		311,314

Insurance 0.1%
[f]Ardonagh Midco 3 PLC, senior secured note, 144A, 8.375%, 7/15/23		United Kingdom	475,000	GBP	599,593

Internet & Direct Marketing Retail 0.0%†
[f]NetFlix Inc., senior bond, 144A, 3.625%, 5/15/27		United States	205,000	EUR	247,522

Life Sciences Tools & Services 0.0%†
[f]Quintiles IMS Inc., senior note, 144A, 3.25%, 3/15/25		United States	230,000	EUR	282,401

Machinery 0.2%
[f]Cloud Crane Escrow LLC, secured note, second lien, 144A,
10.125%, 8/01/24		United States	81,000		90,923
Navistar International Corp., senior bond, 8.25%, 11/01/21		United States	1,530,000		1,545,300
					1,636,223

Media 3.5%
[f]American Media Inc., sub. note, 144A, zero cpn., 3/01/22		United States	18,720,513		16,661,257
Clear Channel Worldwide Holdings Inc., B, senior note, 7.625%, 3/15/20		United States	1,095,000		1,095,000
[f]COX Communications Inc., senior bond, 144A,
4.70%, 12/15/42		United States	120,000		117,240
4.50%, 6/30/43		United States	220,000		209,248
DISH DBS Corp., senior note,
5.875%, 11/15/24		United States	405,000		438,412
7.75%, 7/01/26		United States	250,000		294,062
iHeartcommunications Inc., senior secured note, 11.25%, 3/01/21		United States	574,000		429,065
[f]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22		United States	3,858,000		4,031,610

18	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Media (continued)
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	562,000			$528,280
senior bond, 6.875%, 3/15/29	United States	4,230,000			3,362,850
senior secured note, first lien, 9.00%, 12/15/22	United States	37,000			38,619
[a,f,g]Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	4,353,729			5,033,999
[a,f]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	3,899,000			3,996,475
Time Warner Cable LLC, senior secured bond, 4.50%, 9/15/42	United States	240,000			222,416
[h]TV Azteca SAB de CV, senior note, Reg S, 8.25%, 8/09/24	Mexico	200,000			213,000
[j]Viacom Inc., junior sub. bond, FRN, 6.25%,
(3-Month USD LIBOR + 3.89%), 2/28/57	United States	60,000			60,262
					36,731,795

Metals & Mining 0.0%†
[f]Stillwater Mining Co., senior note, 144A, 6.125%, 6/27/22	South Africa	235,000			238,349
Vale Overseas Ltd., senior bond, 6.25%, 8/10/26	Brazil	155,000			176,080
					414,429
Mortgage Real Estate Investment Trusts (REITs) 0.3%
[h]JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18	Egypt	55,885,000	EGP		2,875,261
Oil, Gas & Consumable Fuels 2.0%
[f]Baytex Energy Corp., senior note, 144A, 5.125%, 6/01/21	Canada	30,000			27,075
[f]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000			545,312
[j]BP Capital Markets PLC, senior note, FRN, 1.734%,
(3-Month USD LIBOR + 0.43%), 2/13/18	United Kingdom	105,000			105,173
California Resources Corp.
[f]secured note, second lien, 144A, 8.00%, 12/15/22	United States	280,000			155,750
senior note, 5.50%, 9/15/21	United States	9,000			4,050
senior note, 6.00%, 11/15/24	United States	112,000			45,920
[a]Calumet Specialty Products Partners LP / Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	1,116,000			1,076,940
[f]Cenovus Energy Inc., senior bond, 144A, 5.40%, 6/15/47	Canada	245,000			231,786
[f]Cheniere Corpus Christi Holdings LLC, secured bond, 144A,
5.125%, 6/30/27	United States	1,357,000			1,407,887
[j]Chevron Corp., senior note, FRN, 1.485%, (3-Month USD LIBOR + 0.17%),
11/15/17	United States	145,000			145,054
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	1,040,000			1,049,100
senior note, 4.50%, 4/15/23	United States	35,000			34,562
senior note, 3.80%, 6/01/24	United States	405,000			378,675
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	545,000			547,725
[h,j]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg S,
6.926%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	382,264			386,086
[f]Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25	United States	295,000			297,950
HollyFrontier Corp., senior bond, 5.875%, 4/01/26	United States	245,000			266,438
Jones Energy Holdings LLC / Jones Energy Finance Corp.,
senior note, 6.75%, 4/01/22	United States	259,000			183,242
[f]MEG Energy Corp., senior bond, 144A,
6.375%, 1/30/23	Canada	180,000			144,675
7.00%, 3/31/24	Canada	665,000			532,000
[f]NGPL PipeCo LLC, 144A,
senior bond, 4.875%, 8/15/27	United States	65,000			67,112
senior bond, 7.768%, 12/15/37	United States	80,000			99,800
senior note, 4.375%, 8/15/22	United States	40,000			41,200

franklintempleton.com				|	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23		United States	70,000		$67,340
senior note, 6.875%, 3/15/22		United States	725,000		710,500
Petrobras Global Finance BV,
senior bond, 7.375%, 1/17/27		Brazil	420,000		465,990
senior bond, 5.625%, 5/20/43		Brazil	380,000		334,685
senior bond, 7.25%, 3/17/44		Brazil	165,000		170,981
senior note, 5.375%, 1/27/21		Brazil	882,000		916,398
senior note, 8.375%, 5/23/21		Brazil	2,060,000		2,342,993
senior note, 6.125%, 1/17/22		Brazil	915,000		972,188
senior note, 4.375%, 5/20/23		Brazil	947,000		929,481
senior note, 8.75%, 5/23/26		Brazil	75,000		90,075
Petroleos Mexicanos, senior note,
6.375%, 2/04/21		Mexico	770,000		851,620
4.25%, 1/15/25		Mexico	247,000		248,235
6.875%, 8/04/26		Mexico	317,000		365,279
[h,j]FRN, Reg S, 4.878%, (3-Month USD LIBOR + 3.65%), 3/11/22		Mexico	402,000		438,662
[h]Reg S, 5.375%, 3/13/22		Mexico	442,000		474,819
[h]Reg S, 1.875%, 4/21/22		Mexico	869,000	EUR	1,041,197
[h]Reg S, 3.75%, 2/21/24		Mexico	290,000	EUR	361,984
[a]Rice Energy Inc., senior note, 6.25%, 5/01/22		United States	384,000		399,840
SM Energy Co.,
senior bond, 6.50%, 1/01/23		United States	85,000		81,813
senior bond, 5.625%, 6/01/25		United States	10,000		9,100
senior bond, 6.75%, 9/15/26		United States	90,000		85,275
senior note, 6.50%, 11/15/21		United States	10,000		9,712
senior note, 6.125%, 11/15/22		United States	220,000		209,000
senior note, 5.00%, 1/15/24		United States	230,000		205,850
Southwestern Energy Co., senior bond, 6.70%, 1/23/25		United States	215,000		210,700
[f]YPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27		Argentina	185,000		198,135
[j]senior note, FRN, 24.104%, (ARS Badlar + 4.00%), 7/07/20		Argentina	245,000		248,675
					20,214,039

Paper & Forest Products 1.2%
[a]Resolute Forest Products Inc., senior note, 5.875%, 5/15/23		United States	13,286,000		12,920,635

Personal Products 0.4%
[a,f]Avon International Operations Inc., senior secured note, first lien, 144A,
7.875%, 8/15/22		United States	3,417,000		3,584,006

Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26		Israel	460,000		421,746
[f]Valeant Pharmaceuticals International Inc., senior note, 144A, 5.875%,
5/15/23		United States	355,000		304,413
					726,159

Real Estate Management & Development 0.0%†
[f]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18		United States	178,000		180,848

Retailing 0.1%
[h]Punch Taverns Finance PLC, senior bond, Reg S,
7.32%, 10/15/25		United Kingdom	146,000	GBP	265,033
7.274%, 10/15/26		United Kingdom	225,000	GBP	415,079
					680,112

20	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Specialty Retail 0.0%†
[j]Lowe's Cos. Inc., senior note, FRN, 1.842%, (3-Month USD LIBOR + 0.60%),
9/14/18	United States	255,000			$256,475

Technology Hardware, Storage & Peripherals 0.1%
[f]Dell International LLC / EMC Corp., senior secured bond, first lien, 144A,
6.02%, 6/15/26	United States	1,170,000			1,308,313

Wireless Telecommunication Services 0.0%†
[h]GTH Finance BV, senior note, Reg S, 6.25%, 4/26/20	Netherlands	249,000			264,663

Total Corporate Bonds and Notes (Cost $133,166,835)					151,492,961

Corporate Bonds and Notes in Reorganization 0.4%
Diversified Telecommunication Services 0.0%†
[f,i]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL		24,421

Electric Utilities 0.1%
[i]GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	784,000			715,400

Independent Power & Renewable Electricity
Producers 0.3%
[i]GenOn Energy Inc.,
senior bond, 7.875%, 6/15/17	United States	569,000			399,723
senior note, 9.50%, 10/15/18	United States	2,817,000			1,957,815
[a]senior note, 9.875%, 10/15/20	United States	2,042,000			1,419,190
					3,776,728

Total Corporate Bonds and Notes in Reorganization
(Cost $4,257,932)					4,516,549

[j]Senior Floating Rate Interests 0.8%
Aerospace & Defense 0.1%
Avolon, Term Loan B, 3.978%, (LIBOR + 2.75%), 3/21/22	United States	160,000			160,689
TransDigm Group Inc., Term Loan E,
4.239%, (LIBOR + 3.00%), 5/14/22	United States	19,397			19,453
4.296%, (LIBOR + 3.00%), 5/14/22	United States	9,631			9,659
TransDigm Inc.,
Term Loan F, 4.239%, (LIBOR + 3.00%), 6/09/23	United States	204,904			205,416
Term Loan G, 4.264%, (LIBOR + 3.00%), 8/22/24	United States	25,000			25,055
					420,272
Auto Components 0.0%†
Tectum Holdings/Truck Hero, Term Loan, 5.229%, (LIBOR + 4.00%), 4/22/24	United States	218,001			217,819
Building Products 0.0%†
Ply Gem Holdings Inc., Term Loan, first lien, 4.296%, (LIBOR + 3.00%), 2/01/21	United States	27,120			27,281
Quickrete Holdings Inc., Term Loan B, 3.989%, (LIBOR + 2.75%), 11/15/23	United States	283,762			283,088
					310,369
Capital Markets 0.0%†
BCP Raptor LLC, Term Loan B, 5.507%, (LIBOR + 4.25%), 6/24/24	United States	130,000			131,300
Donnelley Financial Solutions Inc., Term Loan B, 5.196%, (LIBOR + 4.00%), 9/29/23	United States	65,714			66,309
					197,609

Chemicals 0.0%†
Ashland LLC, Term Loan B,
3.224%, (LIBOR + 2.00%), 5/17/24	United States	10,000			10,046
3.242%, (LIBOR + 2.00%), 5/17/24	United States	20,000			20,091
Axalta Coating Systems Dutch Holding BV, Term Loan B, 3.30%,
(LIBOR + 2.00%), 6/01/24	United States	60,170			60,402
					90,539

franklintempleton.com				|	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[j]Senior Floating Rate Interests (continued)
Commercial Services & Supplies 0.0%†
Camelot Finance LP, Term Loan, 4.739%, (LIBOR + 3.50%), 10/03/23	United States	130,431	$131,223
GFL Environmental, Term Loan B, 4.046%, (LIBOR + 2.75%), 9/29/23	Canada	69,475	69,909
			201,132

Construction & Engineering 0.0%†
Engility Corp., Term Loan B2, 4.489%, (PRIME + 2.75%), 8/14/23	United States	92,887	93,741

Diversified Financial Services 0.1%
B.C. Unlimited Liability Co., Term Loan,
3.49%, (LIBOR + 2.25%), 2/16/24	United States	170,554	170,519
3.55%, (LIBOR + 2.25%), 2/16/24	United States	108,744	108,722
Cequel/SuddenLink, Term Loan, 3.483%, (LIBOR + 2.25%), 7/28/25	United States	24,299	24,299
Gates Global Inc. Term Loan, 4.546%, (LIBOR + 3.25%), 4/01/24	United States	130,495	131,140
Harbor Freight Tools USA Inc., Term Loan B, 4.48%, (LIBOR + 3.25%), 8/18/23	United States	117,083	117,555
Klockner Pentaplast, Term Loan B, 5.546%, (LIBOR + 4.25%), 6/30/22	United States	240,000	240,000
Serta Simmons Holdings LLC, Term Loan, second lien, 9.312%,
(LIBOR + 8.00%), 11/08/24	United States	189,608	185,341
Ziggo BV, Term Loan E, 3.726%, (LIBOR + 2.50%), 4/15/25	United States	236,200	236,790
			1,214,366

Diversified Telecommunication Services 0.1%
CenturyLink Inc., Term Loan B, 2.75%, 1/31/25	United States	245,000	239,947
Consolidated Communications Inc., Term Loan B, 4.24%, (LIBOR + 3.00%), 10/05/23	United States	95,000	93,590
Sprint Communications Inc., Term Loan B, 3.75%, (LIBOR + 2.50%), 2/02/24	United States	224,438	225,069
[l]Zayo Group LLC, Term Loan B2, 3.478%, (LIBOR + 2.25%), 1/19/24	United States	38,384	38,466
			597,072

Electric Utilities 0.0%†
[l]The AES Corp., Term Loan B, 3.317%, (LIBOR + 2.00%), 5/24/22	United States	239,791	239,642

Electronic Equipment, Instruments & Components 0.1%
Veritas U.S. Inc., Term Loan B, 5.796%, (LIBOR + 4.50%), 1/27/23	United States	606,070	610,742

Food & Staples Retailing 0.0%†
Albertsons Cos. Inc., Term Loan B-4, 3.989%, (LIBOR + 2.75%), 8/25/21	United States	278,923	272,735

Food Products 0.0%†
Post Holdings Inc., Term Loan B, 3.49%, (LIBOR + 2.25%), 5/24/24	United States	115,000	115,383

Health Care Providers & Services 0.0%†
Envision Healthcare Corp., Term Loan B, 4.30%, (LIBOR + 3.00%), 12/01/23	United States	74,625	75,241
[l]Team Health Inc., Term Loan B, 3.989%, (LIBOR + 2.75%), 2/06/24	United States	239,346	237,102
			312,343

Hotels, Restaurants & Leisure 0.0%†
Boyd Gaming Corp., Term Loan, 3.694%, (LIBOR + 2.50%), 9/15/23	United States	63,769	63,991

Industrial Conglomerates 0.0%†
Duravant LLC,
[l]Term Loan, 6.50%, (PRIME + 2.25%), 7/19/24	United States	6,762	6,766
Term Loan B, 4.556%, (LIBOR + 3.25%), 7/19/24	United States	67,612	67,654
			74,420

Insurance 0.1%
Asurion LLC, Term Loan, 10.23%, (LIBOR + 9.00%), 8/31/21	United States	525,000	536,813
Hyperion Insurance Group Ltd., Term Loan B, 5.25%, (LIBOR + 4.00%), 4/29/22	United States	41,605	42,138
U.S.I. Inc., Term Loan B, 4.314%, (LIBOR + 3.00%), 5/16/24	United States	245,701	244,703
			823,654

22 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

[j]Senior Floating Rate Interests (continued)
Internet & Direct Marketing Retail 0.0%†
BWay, Term Loan, 4.47%, (LIBOR + 3.25%), 4/03/24	United States	240,000		$240,600

Internet Software & Services 0.1%
GTT Communications, Term Loan B, 4.50%, (LIBOR + 3.25%), 1/09/24	United States	52,735		53,104
Rackspace Hosting Inc., Term Loan B,
4.256%, (LIBOR + 3.00%), 11/03/23	United States	212		212
4.311%, (LIBOR + 3.00%), 11/03/23	United States	84,576		84,796
[l]Uber Technologies Inc., Term Loan, 5.227%, (LIBOR + 4.00%), 7/13/23	United States	258,050		258,276
				396,388

IT Services 0.0%†
Gartner Inc., Term Loan B, 3.239%, (LIBOR + 2.00%), 4/05/24	United States	29,925		30,037
Micro Focus, Term Loan B,
3.979%, (LIBOR + 2.75%), 6/21/24	United States	7,877		7,880
4.03%, (LIBOR + 2.75%), 6/21/24	United States	53,194		53,211
Presidio Inc., Term Loan B,
4.48%, (LIBOR + 3.25%), 2/02/22	United States	2,050		2,064
4.549%, (LIBOR + 3.25%), 2/02/22	United States	2,562		2,579
4.549%, (LIBOR + 3.25%), 2/02/22	United States	154,137		155,181
				250,952

Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.796%, (LIBOR + 4.50%),
11/27/20	United States	15,457		14,513
Media 0.0%†
AMC Entertainment Holdings Inc., Term Loan B, 3.476%, (LIBOR + 2.25%), 12/15/23	United States	24,875		24,758
Cablevision SA, Term Loan B, 3.476%, (LIBOR + 2.25%), 7/17/25	United States	34,825		34,735
CBS Radio Inc., Term Loan B, 4.727%, (LIBOR + 3.50%), 10/17/23	United States	90,066		90,817
				150,310

Metals & Mining 0.0%†
Signode Industrial Group,
Initial Term Loan B, 3.989%, (LIBOR + 2.75%), 5/01/21	United States	9,375		9,381
Initial Term Loan B, 4.046%, (LIBOR + 2.75%), 5/01/21	United States	10,417		10,423
Term Loan B, 3.989%, (LIBOR + 2.75%), 5/01/21	United States	3,333		3,335
				23,139

Oil, Gas & Consumable Fuels 0.1%
California Resources Corp., Term Loan L, 11.601%, (LIBOR + 10.375%), 12/31/21	United States	485,000		514,100
Southcross Energy Partners LP, senior secured, Term Loan B, first lien
guaranteed, 5.55%, (LIBOR + 4.25%), 8/04/21	United States	29,181		26,007
				540,107

Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B, 3.482%, (LIBOR + 2.25%), 8/16/22	United States	65,598		66,131
Software 0.0%†
Change Healthcare Holdings LLC, Term Loan, 3.989%, (LIBOR + 2.75%), 3/01/24	United States	159,418		159,695
Misys PLC, Term Loan, 4.736%, (LIBOR + 3.50%), 6/13/24	United States	150,000		150,488
				310,183
Specialty Retail 0.1%
Bass Pro Group LLC, Term Loan B, 6.296%, (LIBOR + 5.00%), 12/15/23	United States	245,000		234,434
The Men's Warehouse Inc., Term Loan B,
4.75%, (LIBOR + 3.50%), 6/18/21	United States	67,474		63,446
4.81%, (LIBOR + 3.50%), 6/18/21	United States	30,886		29,043
				326,923
Trading Companies & Distributors 0.0%†
[l]HD Supply Inc., Term Loan B, 4.046%, (LIBOR + 2.75%), 10/17/23	United States	143,913		144,812

franklintempleton.com			|	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

[j]Senior Floating Rate Interests (continued)
Wireless Telecommunication Services 0.0%†
Virgin Media, Term Loan I, 3.976%, (LIBOR + 2.75%), 1/31/25	United Kingdom	210,000			$210,722

Total Senior Floating Rate Interests (Cost $8,478,106)					8,530,609

Foreign Government and Agency Securities 3.2%
[h]Africa Finance Corp., senior note, Reg S, 3.875%, 4/13/24	Supranational	869,000			873,002
Argentine Bonos del Tesoro, 21.20%, 9/19/18	Argentina	12,467,523		ARS	713,874
[h]Eastern And Southern African Trade And Development Bank,
senior note, Reg S, 5.375%, 3/14/22	Supranational	929,000			952,415
Government of Argentina
7.82%, 12/31/33	Argentina	1,589,400		EUR	2,082,253
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	2,313,071		EUR	1,859,523
senior bond, 7.82%, 12/31/33	Argentina	610,990		EUR	808,342
[j]senior note, FRN, 23.624%, (ARS Badlar + 3.00%), 10/09/17	Argentina	23,583,231		ARS	1,369,705
[j]senior note, FRN, 26.25%, (ARPP7DRR), 6/21/20	Argentina	2,275,000		ARS	141,078
[h]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,046,000		EUR	1,262,093
senior note, 5.625%, 1/26/22	Argentina	527,000			552,560
[h]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000			347,600
[h]Government of Egypt, senior note, Reg S, 6.125%, 1/31/22	Egypt	1,185,000			1,235,956
[f]Government of Hellenic Republic, senior note, 144A, 4.75%, 4/17/19	Greece	2,161,000		EUR	2,643,900
[h]Government of Honduras, senior note, Reg S, 8.75%, 12/16/20	Honduras	200,000			230,090
[h]Government of Iraq, senior note, Reg S, 6.752%, 3/09/23	Iraq	418,000			426,360
Government of Mexico,
6.50%, 6/09/22	Mexico	29,220,000	[m]	MXN	1,620,961
5.75%, 3/05/26	Mexico	10,000,000	[m]	MXN	521,208
[h]Government of Pakistan, senior note, Reg S, 6.75%, 12/03/19	Pakistan	648,000			679,037
[h]Government of Paraguay, Reg S,
senior bond, 4.70%, 3/27/27	Paraguay	200,000			211,500
senior note, 4.625%, 1/25/23	Paraguay	945,000			1,001,700
Government of Poland, senior bond, 2.50%, 7/25/27	Poland	13,222,000		PLN	3,464,228
Government of Russia, 7.40%, 12/07/22	Russia	68,577,000		RUB	1,172,802
Government of South Africa,
7.00%, 2/28/31	South Africa	5,853,371		ZAR	373,976
senior bond, 8.75%, 1/31/44	South Africa	19,480,000		ZAR	1,344,478
senior bond, 8.75%, 2/28/48	South Africa	7,720,000		ZAR	534,077
R186, senior note, 10.50%, 12/21/26	South Africa	19,572,000		ZAR	1,689,221
[h]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	1,030,000			1,074,754
7.75%, 9/01/21	Ukraine	1,346,000			1,406,476
[h]National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	50,000,000		INR	793,650
[f]Provincia de Buenos Aires, 144A,
[j]FRN, 25.018%, (ARS Badlar + 3.83%), 5/31/22	Argentina	15,505,000		ARS	909,348
senior bond, 7.875%, 6/15/27	Argentina	240,000			259,608
senior note, 5.75%, 6/15/19	Argentina	250,000			259,063
senior note, 6.50%, 2/15/23	Argentina	185,000			193,750
Total Foreign Government and Agency Securities
(Cost $30,718,341)					33,008,588

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 1.8%
Airlines 0.1%
[f]Air Canada 2015-2 Class B Pass Through Trust, third lien note, 144A,
5.00%, 6/15/25	Canada	457,865			480,186

24 |				franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Airlines (continued)
Latam Airlines 2015-1 Class B Pass Through Trust, secured note, 4.50%,
8/15/25	Chile	680,851		$678,128
				1,158,314

Banks 0.0%†
Wells Fargo Mortgage Backed Securities Trust,
[j,k] 2003-M, A1, FRN, 2.999%, 12/25/33	United States	24,906		25,244
[j,k] 2004-I, 2A1, FRN, 3.438%, 7/25/34	United States	149,919		152,561
[j,k] 2004-O, A1, FRN, 3.257%, 8/25/34	United States	10,055		10,333
2005-16, A18, 6.00%, 1/25/36	United States	4,980		5,024
[j,k]2005-AR10, 2A4, FRN, 3.199%, 6/25/35	United States	15,703		16,138
[j,k]2005-AR12, 2A5, FRN, 3.187%, 6/25/35	United States	47,497		48,181
				257,481

Commercial Services & Supplies 0.0%†
[f]Shenton Aircraft Investment I Ltd., 2015-1A, 144A, 4.75%, 10/15/42	Cayman Islands	289,632		306,882

Consumer Finance 0.0%†
American Express Credit Account Master Trust,
2014-3, A, 1.49%, 4/15/20	United States	100,000		100,001
[j,r]2014-5, A, FRN, 1.517%, (1 Month USD LIBOR + 0.29%), 5/15/20	United States	100,000		100,034
[j,r]Bank of America Credit Card 2014-A1 Trust, A, FRN, 1.607%,
(1-Month USD LIBOR + 0.38%), 6/15/21	United States	100,000		100,433
				300,468

Diversified Financial Services 1.5%
[j,k]Adjustable Rate Mortgage 2005-1 Trust, 3A1, FRN, 3.289%, 5/25/35	United States	103,679		104,876
[f]AIM Aviation Finance Ltd 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	308,036		306,260
[f]Ajax Mortgage Loan Trust, 144A,
2016-B, A, 4.00%, 9/25/65	United States	155,200		155,326
2016-C, A, 4.00%, 10/25/57	United States	138,635		138,843
Ally Auto Receivables 2016-3 Trust, A3, 1.44%, 8/17/20	United States	180,000		179,903
[j,r]American Home Mortgage Investment 2006-1 Trust, 11A1, FRN, 1.514%,
(1-Month USD LIBOR + 0.28%), 3/25/46	United States	310,861		281,627
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	9,252		9,461
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35	United States	14,278		15,037
2007-4, 5A1, 5.50%, 11/25/34	United States	163,215		167,329
[j,k]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 3.427%, 2/25/35	United States	10,028		10,017
[f]Bayview Opportunity Master Fund IIIA 2016-RN3 Trust, A1, 144A,
3.598%, 9/29/31	United States	45,608		46,016
[f,j,k]Bayview Opportunity Master Fund IIIB 2017-RN2 Trust, A1, 144A, FRN,
3.475%, 4/28/32	United States	81,775		82,626
[f]Bayview Opportunity Master Fund IVB 2017-NPL1 Trust, A1, 144A,
3.598%, 1/28/32	United States	89,695		89,761
BCAP LLC 2007-AA2 Trust, 22A1, 6.00%, 3/25/22	United States	155,878		155,128
[f]Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1A,
144A, 4.213%, 12/16/41	United States	245,703		255,193
BMW Vehicle Owner 2014-A Trust, A3, 0.97%, 11/26/18	United States	1,946		1,945
BXHT 2015-DRMZ Mortgage Trust, 9.429%, 7/15/29	United States	239,031		240,226
[f]CAM Mortgage Trust, 144A,
2016-1, A, 4.00%, 1/15/56	United States	12,139		12,212
[j,k] 2016-1, M, FRN, 5.00%, 1/15/56	United States	150,000		147,295
[f,j,k]CCRESG Commercial Mortgage 2016-HEAT Trust, D, 144A, FRN,
5.671%, 4/10/29	United States	100,000		102,347

franklintempleton.com			|	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financial Services (continued)
Chase Issuance Trust,
[j,r]2014-A5, A5, FRN, 1.597%, (1-Month USD LIBOR + 0.37%), 4/15/21	United States	120,000		$120,542
2015-A2, A2, 1.59%, 2/18/20	United States	135,000		135,127
[f]CLI Funding LLC, 2014-2A, A, 144A, 3.38%, 10/18/29	United States	70,818		71,213
[f]Coinstar Funding LLC Series 2017-1 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	244,388		252,327
[f]Colony American Finance Ltd. 2015-1, D, 144A, 5.649%, 10/15/47	United States	115,000		124,041
[f,j,r]Colony American Homes, 144A, FRN,
2014-1A, E, 4.028%, (1-Month USD LIBOR + 2.80%), 5/17/31	United States	100,000		100,567
2014-2A, E, 4.44%, (1-Month USD LIBOR + 3.20%), 7/17/31	United States	81,504		81,983
2015-1A, D, 3.378%, (1-Month USD LIBOR + 2.15%), 7/17/32	United States	245,000		245,741
[f,j,r]COMM 2016-SAVA 2016-SAVA, C, 144A, FRN, 4.227%,
(1-Month USD LIBOR + 3.00%), 10/15/34	United States	155,000		156,101
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	64,295		66,212
2003-9T1, A7, 5.50%, 7/25/33	United States	20,083		20,597
2004-16CB, 1A1, 5.50%, 7/25/34	United States	46,112		47,165
2004-16CB, 3A1, 5.50%, 8/25/34	United States	46,719		48,190
2004-28CB, 5A1, 5.75%, 1/25/35	United States	8,341		8,403
2004-J10, 2CB1, 6.00%, 9/25/34	United States	108,533		112,112
2004-J3, 1A1, 5.50%, 4/25/34	United States	41,482		42,221
[j,r]2005-14, 2A1, FRN, 1.444%, (1-Month USD LIBOR + 0.21%), 5/25/35	United States	46,837		39,192
2005-J1, 2A1, 5.50%, 2/25/25	United States	8,781		8,956
Countrywide Home Loans Mortgage Pass-Through Trust,
[j,k] 2004-12, 8A1, FRN, 3.703%, 8/25/34	United States	12,057		11,892
[j,k] 2004-HYB4, 2A1, FRN, 3.512%, 9/20/34	United States	101,350		99,007
2005-21, A17, 5.50%, 10/25/35	United States	13,493		12,432
[f]CPS Auto Receivables Trust, 144A,
2014-B, D, 4.62%, 5/15/20	United States	110,000		111,806
2016-B, E, 8.14%, 5/15/23	United States	500,000		538,545
[f,j,r]Credit Suisse Mortgage Capital Certificates 2015-TOWN, A, 144A, FRN,
2.477%, (1-Month USD LIBOR + 1.25%), 3/15/28	United States	110,000		110,013
[f]CSMC OA LLC 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		271,961
[j,r]Deutsche Mortgage Securities Inc. Mortgage Loan 2004-4 Trust, 7AR1,
FRN, 1.584%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	91,676		86,859
[j,r]DSLA Mortgage Loan 2005-AR5 Trust, 2A1A, FRN, 1.561%,
(1-Month USD LIBOR + 0.33%), 9/19/45	United States	58,754		48,683
[f]DT Auto Owner Trust, 144A,
2014-3A, D, 4.47%, 11/15/21	United States	50,000		50,908
2016-1A, D, 4.66%, 12/15/22	United States	180,000		184,525
2016-2A, D, 5.43%, 11/15/22	United States	240,000		250,341
[h,j,r]Dukinfield 2 PLC 2016-2, A, FRN, Reg S, 1.546%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	222,336	GBP	290,664
[h,j,r]Eurosail PLC, 2007-2X, A3C, FRN, Reg S, 0.439%, (3-Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	64,465	GBP	81,402
[f]First Investors Auto Owner 2016-1A Trust, D, 144A, 4.70%, 4/18/22	United States	110,000		114,269
Ford Credit Auto Owner Trust,
[f]2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000		101,202
2014-C, A3, 1.06%, 5/15/19	United States	12,973		12,962
2015-A, A3, 1.28%, 9/15/19	United States	35,649		35,631
[j,r]Freddie Mac Structured Agency Credit Risk Debt Notes, FRN,
2013-DN2, M2, 5.484%, (1-Month USD LIBOR + 4.25%), 11/25/23	United States	250,000		278,771
2015-DNA1, M2, 3.084%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	250,000		255,884
2015-DNA1, M3, 4.534%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		275,649
[f]GCAT LLC, 144A,
2017-2, A1, 3.50%, 4/25/47	United States	118,035		117,969

26 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financial Services (continued)
[f]GCAT LLC, 144A, (continued)
2017-3, A1, 3.352%, 4/25/47	United States	85,768			$86,021
2017-5, A1, 3.228%, 7/25/47	United States	93,847			94,174
[j,k]GMACM Mortgage Loan 2005-AR4 Trust, 3A1, FRN, 4.008%, 7/19/35	United States	167,658			163,333
[f,j,r]GP Portfolio 2014-GPP Trust, A, 144A, FRN, 2.427%, (1-Month USD LIBOR +
1.20%), 2/15/27	United States	36,412			36,511
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	11,347			11,381
[j,k]2005-AR6, 4A5, FRN, 3.233%, 9/25/35	United States	137,769			139,308
[j,r]Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 1.971%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	96,150			93,890
2004-11, 2A2A, 1.871%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	135,444			126,937
2004-2, 1A1, 1.751%, (1-Month USD LIBOR + 0.52%), 6/19/34	United States	140,712			138,806
Honda Auto Receivables Owner Trust,
2014-3, A4, 1.31%, 10/15/20	United States	30,000			29,998
2015-1, A3, 1.05%, 10/15/18	United States	14,976			14,965
2015-3, A3, 1.27%, 4/18/19	United States	74,411			74,366
Hyundai Auto Receivables Owner 2015-A Trust, A3, 1.05%, 4/15/19	United States	14,228			14,218
[f,j,r]Invitation Homes 2015-SFR1 Trust, E, 144A, FRN, 5.428%,
(1-Month USD LIBOR + 4.2%), 3/17/32	United States	205,000			210,226
[j]JP Morgan Chase Commercial Mortgage Securities Trust, FRN,
[k]2007-LDPX, AM, 5.464%, 1/15/49	United States	24,595			24,570
[f,r]2015-SGP, D, 144A, 5.727%, (1-Month USD LIBOR + 4.5%), 7/15/36	United States	180,000			183,258
JP Morgan Mortgage Trust,
[j,k]2003-A2, 3A1, FRN, 2.98%, 11/25/33	United States	11,853			11,456
2004-S1, 2A1, 6.00%, 9/25/34	United States	151,801			153,673
[j,k]2005-A1, 6T1, FRN, 3.587%, 2/25/35	United States	20,032			19,875
[j,k]2005-A3, 4A1, FRN, 3.087%, 6/25/35	United States	9,156			9,279
[j,k] 2006-A1, 1A2, FRN, 3.32%, 2/25/36	United States	37,752			35,347
[j]Lehman XS Series 2006-2N 2006-2N Trust, 1A1, Series 2006-1A1, FRN,
[j,k]2007-A1, 4A2, FRN, 3.717%, 7/25/35	United States	7,264			7,498
[r]1.494%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	65,436			58,225
[h,j,r]Ludgate Funding PLC, FRN, Reg S,
2007-1, A2B, 1.209%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	36,161	EUR		41,252
2008-W1X, A1, 0.904%, (3-Month GBP LIBOR + 0.60%), 1/01/61	United Kingdom	168,110	GBP		211,925
[j,k]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 3.335%,
7/25/34	United States	45,524			44,667
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	236,714			241,571
2004-8, 2A1, 6.00%, 9/25/34	United States	83,811			89,686
[f]Merlin Aviation Holdings DAC 2016-1, A, 144A, 4.50%, 12/15/32	United States	185,000			187,699
[j,k]Merrill Lynch Mortgage Investors MLCC 2006-2, 2A, FRN, 3.042%,
5/25/36	United States	10,554			10,570
[f,j,k]Morgan Stanley Capital I 2011-C2 Trust, E, 144A, FRN, 5.666%, 6/15/44	United States	150,000			144,133
[h,j,r]Newgate Funding 2007-3 2007-3X, A2B, FRN, Reg S, 0.269%,
(3-Month EURIBOR + 0.60%), 12/15/50	United Kingdom	77,367	EUR		91,193
[f,j,r]NextGear Floorplan Master Owner 2017-1A Trust, A1, 144A, FRN,
2.077%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000			241,518
Nissan Auto Receivables Owner 2016-C Trust, A3, 1.18%, 1/15/21	United States	85,000			84,529
[f]OneMain Financial Issuance Trust, 144A,
2015-1A, A, 3.19%, 3/18/26	United States	150,000			151,923
2015-2A, D, 5.64%, 7/18/25	United States	285,000			286,705
2015-3A, B, 4.16%, 11/20/28	United States	155,000			159,966
2016-2A, B, 5.94%, 3/20/28	United States	335,000			350,051
[j,r]RALI 2006-QO4 Trust, 2A1, FRN, 1.424%, (1-Month USD LIBOR + 0.19%), 4/25/46	United States	88,179			83,269

franklintempleton.com				|	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financial Services (continued)
RCO Mortgage LLC 2017-1, 3.125%, 8/15/22	United States	215,000		$215,000
[j,k]RFMSI 2005-SA1 Trust, 1A1, FRN, 4.255%, 3/25/35	United States	138,622		112,884
[h,j]RMAC Securities PLC, FRN, Reg S,
[r]2005-NS3X, A2C, 0.03%, (3-Month EURIBOR + 0.36%), 6/12/43	United Kingdom	21,374	EUR	24,836
[k]2006-NS1X, A2C, zero cpn., 6/12/44	United Kingdom	50,324	EUR	58,194
[f,j,r]SCG Trust, 144A, FRN,
2013-SRP1, A, 2.877%, (1-Month USD LIBOR + 1.65%), 11/15/26	United States	100,000		99,338
2013-SRP1, B, 3.727%, (1-Month USD LIBOR + 2.50%), 11/15/26	United States	100,000		98,491
2013-SRP1, C, 4.477%, (1-Month USD LIBOR + 3.25%), 11/15/26	United States	100,000		99,132
2013-SRP1, D, 4.57%, (1-Month USD LIBOR + 3.34%), 11/15/26	United States	245,000		233,800
[f]Sierra Timeshare Receivables Funding LLC 2013-3A, 144A, 2.20%,
10/20/30	United States	30,082		30,081
[j,k]SLM Private Credit Student Loan Trust, FRN,
2003-A, A3, 3.56%, 6/15/32	United States	115,000		115,019
2003-B, A3, 3.57%, 3/15/33	United States	300,000		299,929
[f]Sofi Professional Loan Program LLC 2016-A, B, 144A, 3.57%, 1/26/38	United States	170,419		172,311
[j]Structured Adjustable Rate Mortgage Loan Trust, FRN,
[k]2004-12, 7A3, 3.605%, 9/25/34	United States	25,742		26,155
[k]2004-6, 1A, 3.307%, 6/25/34	United States	16,296		16,159
[r]2005-14, A1, 1.544%, 7/25/35 (1-Month USD LIBOR + 0.31%)	United States	322,451		273,531
Structured Asset Securities Corp. 2005-1 Trust, 7A7, 5.50%, 2/25/35	United States	16,847		17,395
[f]TAL Advantage V LLC 2013-2A, A, 144A, 3.55%, 11/20/38	United States	62,500		62,877
h,j, [r]Towd Point Mortgage Funding 2016-GR1X PLC, B, FRN, Reg S, 1.688%,
(3-Month GBP LIBOR + 1.40%), 7/20/46	United Kingdom	100,000	GBP	130,650
Toyota Auto Receivables Owner Trust,
2014-C, A3, 0.93%, 7/16/18	United States	2,578		2,577
2016-C, A3, 1.14%, 8/17/20	United States	70,000		69,672
USAA Auto Owner 2015-1 Trust, A3, 1.20%, 6/17/19	United States	51,934		51,914
[f]VOLT LIV LLC, 144A,
2017-NPL1, A1, 3.625%, 2/25/47	United States	104,151		105,500
2017-NPL1, A2, 6.00%, 2/25/47	United States	100,000		101,584
[f]VOLT LV LLC 2017-NPL2, A1, 144A, 3.50%, 3/25/47	United States	91,061		92,132
[f]VOLT LVI LLC 2017-NPL3, A2, 144A, 5.875%, 3/25/47	United States	120,000		121,807
[f]VOLT LXI LLC 2017-NPL8, A1, 144A, 3.125%, 6/25/47	United States	90,583		91,291
[f]VOLT XL LLC 2015-NP14, A2, 144A, 4.875%, 11/27/45	United States	140,000		140,870
[f]VOLT XXII LLC 2015-NPL4, A1, 144A, 3.50%, 2/25/55	United States	21,180		21,307
[f]VOLT XXXIII LLC 2015-NPL5, A1, 144A, 3.50%, 3/25/55	United States	74,265		74,725
[j,k]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1,
FRN, 3.389%, 3/25/35	United States	42,943		42,296
[f,j,k]WF-RBS Commercial Mortgage 2012-C6 Trust, D, 144A, FRN, 5.766%,
4/15/45	United States	150,000		152,330
[j,r]World Financial Network Credit Card Master 2015-A Trust, A, FRN, 1.707%,
(1-Month USD LIBOR + 0.48%), 2/15/22	United States	120,000		120,236
				14,955,488
Equity Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000		284,803
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000		115,312
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000		232,458
				632,573

Hotels, Restaurants & Leisure 0.0%†
[f]Five Guys Funding LLC 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	75,000		77,518

28 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
	Country		Amount*			Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[j,k]Citigroup Mortgage Loan Trust, FRN,
2005-3, 2A3, 3.464%, 8/25/35	United States		89,015			$89,247
[f]2009-10, 6A2, 144A, 3.255%, 9/25/34	United States		83,355			80,772
[j,k]New York Mortgage Trust Inc. 2006-1, 2A2, FRN, 3.598%, 5/25/36	United States		29,988			29,416
						199,435

Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance 2017-A8 Trust, A8, 1.86%, 8/08/22	United States		425,000			426,716
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States		25,752			26,733
[j,k]2003-AR26, 7A1, FRN, 3.211%, 11/25/33	United States		7,607			7,681
[j,k]2003-AR28, 4A1, FRN, 3.314%, 12/25/33	United States		4,781			4,812
2005-10, 2A1, 5.25%, 11/25/20	United States		41,510			40,437
[j,k]GS Mortgage Securities 2007-GG10 Trust, AM, FRN, 5.932%, 8/10/45	United States		176,799			179,098
[j]IndyMac INDX Mortgage Loan Trust, FRN,
[r]2004-AR12, A1, 2.014%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States		214,012			198,624
[r]2004-AR7, A5, 2.454%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States		69,476			63,897
[k]2005-AR11, A3, 3.247%, 8/25/35	United States		78,601			68,468
[r]2006-AR2, 2A1, 1.444%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States		333,376			301,379
						1,317,845

Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $18,460,879)						19,206,004

	Number of			Notional
	Country	Contracts		Amount*

Options Purchased 0.1% Calls –
Exchange-Traded
Adient PLC, October Strike Price $80.00, Expires 10/20/17	United States	230		23,000		8,050
Akzo Nobel NV, December Strike Price 80.00 EUR, Expires 12/15/17	Netherlands	27		2,700		4,532
Allscripts Healthcare Solutions Inc., October Strike Price $14.00, Expires 10/20/17	United States	12		1,200		300
American International Group Inc., January Strike Price $65.00, Expires 1/19/18	United States	48		4,800		3,072
American International Group Inc., January Strike Price $67.50, Expires 1/19/18	United States	48		4,800		1,440
Bottomline Technologies de Inc., September Strike Price $30.00, Expires 9/15/17	United States	8		800		624
Bristol-Myers Squibb Co., January Strike Price $55.00, Expires 1/19/18	United States	189		18,900		129,465
BroadSoft Inc., November Strike Price $50.00, Expires 11/17/17	United States	14		1,400		4,536
Charter Communications Inc., A, January Strike Price $440.00, Expires 1/19/18	United States	93		9,300		113,925
Citrix Systems Inc., September Strike Price $80.00, Expires 9/15/17	United States	27		2,700		1,755
DISH Network Corp., September Strike Price $67.50, Expires 9/15/17	United States	25		2,500		375
DISH Network Corp., January Strike Price $65.00, Expires 1/19/18	United States	473		47,300		89,870
Dow Chemical Co., September Strike Price $70.00, Expires 9/15/17	United States	136		13,600		544
Dow Chemical Co., January Strike Price $70.00, Expires 1/19/18	United States	122		12,200		18,300
Frontier Communications Corp., November Strike Price $1.50, Expires 11/17/17	United States	130		780		39
The Greenbrier Cos. Inc., September Strike Price $50.00, Expires 9/15/17	United States	27		2,700		108
Intercept Pharmaceuticals Inc., October Strike Price $125.00, Expires 10/20/17	United States	5		500		2,500
iShares Russell 2000 ETF, September Strike Price $140.00, Expires 9/08/17	United States	54		5,400		3,996

franklintempleton.com					|	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*	Value

Options Purchased (continued)

Calls – Exchange-Traded (continued)
Jones Energy Inc., October Strike Price $2.50, Expires 10/20/17	United States	63	6,300	$315
Molson Coors Brewing Co., October Strike Price $92.50, Expires 10/20/17	United States	18	1,800	2,430
Nabors Industries Ltd., December Strike Price $9.00, Expires 12/15/17	United States	59	5,900	855
NXP Semiconductors NV, January Strike Price $105.00, Expires 1/19/18	Netherlands	31	3,100	30,380
NXP Semiconductors NV, January Strike Price $110.00, Expires 1/19/18	Netherlands	147	14,700	91,140
QUALCOMM Inc., January Strike Price $52.50, Expires 1/19/18	United States	210	21,000	62,370
RealPage Inc., September Strike Price $45.00, Expires 9/15/17	United States	2	200	70
SPDR S&P 500 ETF Trust, September Strike Price $247.50, Expires 9/01/17	United States	210	21,000	630
SPDR S&P Oil & Gas Exploration & Production ETF, December Strike
Price $32.00, Expires 12/15/17	United States	253	25,300	31,372
Straight Path Communications Inc., B, January Strike Price $150.00, Expires 1/19/18	United States	110	11,000	322,850
Straight Path Communications Inc., B, February Strike Price $150.00,
Expires 2/16/18	United States	51	5,100	153,765
Team Inc., December Strike Price $15.00, Expires 12/15/17	United States	1	100	58
Telecom Italia SpA, December Strike Price 0.90 EUR, Expires 12/15/17	Italy	1,013	1,013,000	15,798
Telecom Italia SpA, June Strike Price 0.76 EUR, Expires 6/15/18	Italy	499	499,000	56,730
Thyssenkrupp AG, September Strike Price 26.00 EUR, Expires 9/15/17	Germany	194	19,400	6,236
Thyssenkrupp AG, November Strike Price 26.00 EUR, Expires 11/17/17	Germany	643	64,300	77,311
Trinity Industries Inc., January Strike Price $28.00, Expires 1/19/18	United States	183	18,300	48,495
Vivendi SA, September Strike Price 21.00 EUR, Expires 9/15/17	France	180	18,000	2,357
Vodafone Group PLC, ADR, January Strike Price 32.00 EUR, Expires 1/19/18	United Kingdom	500	50,000	7,500
Vodafone Group PLC, ADR, January Strike Price 40.00 EUR, Expires 1/19/18	United Kingdom	36	3,600	108
Whiting Petroleum Corp., September Strike Price $7.00, Expires 9/15/17	United States	119	11,900	357
Yandex NV, January Strike Price $34.00, Expires 1/19/18	Russia	54	5,400	9,180
Zillow Group Inc., November Strike Price $55.00, Expires 11/17/17	United States	53	5,300	1,060
				1,304,798

Calls - Over-the-Counter
Currency Options
USD/PHP, May Strike Price 50.95 PHP, Counterparty BOFA,
Expires 5/18/18	United States	1	2,950,000	102,158

Puts – Exchange-Traded
Amazon.com Inc., October Strike Price $920.00, Expires 10/20/17	United States	21	2,100	19,908
AT&T Inc., January Strike Price $34.00, Expires 1/19/18	United States	54	5,400	3,564
Cabela's Inc., October Strike Price $45.00, Expires 10/20/17	United States	83	8,300	18,675
CAC 40 Index, September Strike Price 4,900.00 EUR, Expires 9/15/17	France	98	980	15,143
Deutsche Boerse AG German Stock Index DAX, September Strike Price
12,000.00 EUR, Expires 9/15/17	Germany	61	305	36,345
EURO STOXX 50 Price EUR, September Strike Price 3,400.00 EUR, Expires 9/15/17	Germany	106	1,060	33,187
EURO STOXX Utilities Price EUR, September Strike Price 270.00 EUR,
Expires 9/15/17	Germany	142	7,100	3,381
Golar LNG Ltd., December Strike Price $17.50, Expires 12/15/17	Bermuda	60	6,000	4,500
Golar LNG Ltd., January Strike Price $17.50, Expires 1/19/18	Bermuda	14	1,400	1,400
The Home Depot Inc., September Strike Price $145.00, Expires 9/15/17	United States	7	700	238
Innoviva Inc., September Strike Price $10.00, Expires 9/15/17	United States	102	10,200	510
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price
$86.00, Expires 10/20/17	United States	533	53,300	19,188
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price
$87.00, Expires 12/15/17	United States	64	6,400	8,320

30 |				franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*		Value

Options Purchased (continued)

Puts – Exchange-Traded (continued)
iShares MSCI Emerging Markets ETF, September Strike Price $43.00,
Expires 9/15/17	United States	305	30,500		$3,050
iShares Russell 2000 ETF, September Strike Price $133.00, Expires
9/15/17	United States	135	13,500		2,295
Pattern Energy Group Inc., September Strike Price $20.00, Expires
9/15/17	United States	76	7,600		380
PowerShares QQQ Series 1 Trust, September Strike Price $140.00,
Expires 9/15/17	United States	135	13,500		2,565
PowerShares QQQ Series 1 Trust, October Strike Price $138.00, Expires
10/20/17	United States	260	26,000		25,480
S&P 500 Index, September Strike Price $2,250.00, Expires 9/15/17	United States	75	7,500		4,875
S&P 500 Index, September Strike Price $2,300.00, Expires 9/15/17	United States	477	47,700		42,930
S&P 500 Index, September Strike Price $2,350.00, Expires 9/15/17	United States	4	400		560
S&P 500 Index, September Strike Price $2,375.00, Expires 9/15/17	United States	38	3,800		7,220
S&P 500 Index, September Strike Price $2,325.00, Expires 9/29/17	United States	111	11,100		36,519
S&P 500 Index, September Strike Price $2,350.00, Expires 9/29/17	United States	129	12,900		55,470
S&P 500 Index, September Strike Price $2,375.00, Expires 9/29/17	United States	74	7,400		42,920
S&P 500 Index, October Strike Price $2,350.00, Expires 10/20/17	United States	67	6,700		71,690
SPDR S&P 500 ETF Trust, September Strike Price $242.00, Expires
9/15/17	United States	171	17,100		9,063
SPDR S&P 500 ETF Trust, October Strike Price $239.00, Expires
10/20/17	United States	119	11,900		19,397
SPDR S&P 500 ETF Trust, December Strike Price $230.00, Expires
12/15/17	United States	75	7,500		18,300
					507,073

Total Options Purchased (Cost $3,109,346)					1,914,029

Total Investments before Short Term Investments
(Cost $648,962,031) 71.9%					749,112,518

Short Term Investments 17.5%
			Principal
U.S. Government and Agency Securities 3.1%		Country	Amount*
[n]U.S. Treasury Bill,
[a]11/09/17		United States	28,090,000		28,039,257
2/01/18 – 8/16/18		United States	4,365,000		4,330,268
Total U.S. Government and Agency Securities
(Cost $32,361,289)					32,369,525

			Shares

Money Market Funds 12.1%
[o,p]Dreyfus Government Cash Management, Institutional Shares, 0.93%		United States	17,696,784		17,696,784
[o]Fidelity Investments Money Market Funds, 0.89%		United States	108,213,950		108,213,950
Total Money Market Funds (Cost $125,910,734)					125,910,734

franklintempleton.com				|	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Principal
		Country	Amount*	Value

Repurchase Agreements (Cost $24,214,865) 2.3%
[q]Joint Repurchase Agreement, 1.057%, 9/01/17 (Maturity Value $24,215,576)
BNP Paribas Securities Corp. (Maturity Value $16,520,350)
Deutsche Bank Securities Inc. (Maturity Value $1,231,604)
HSBC Securities (USA) Inc. (Maturity Value $6,195,071)		United States	24,214,865	$24,214,865
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $268,551)
Collateralized by U.S. Government Agency Securities, 0.875% -
1.50%, 10/01/18 - 2/28/20; [n]U.S. Treasury Bill, 11/02/17; U.S.
Treasury Bond, 8.125%, 5/15/21; and U.S. Treasury Note, 1.25% -
2.00%, 9/30/17 - 5/15/22 (valued at $24,703,575)
Total Investments (Cost $831,448,919) 89.4%				931,607,642

Options Written (0.0)%†				(293,832)
Securities Sold Short (21.7)%				(226,047,070)
Other Assets, less Liabilities 32.3%				336,171,630
Net Assets 100.0%				$1,041,438,370

		Number of	Notional
	Country	Contracts	Amount*

Options Written (0.0)%† Calls –
Exchange-Traded
Apple Inc., September Strike Price $165.00, Expires 9/15/17	United States	12	1,200	(2,988)
Bristol-Myers Squibb Co., January Strike Price $60.00, Expires 1/19/18	United States	189	18,900	(70,119)
Charter Communications Inc., A, January Strike Price $500.00, Expires 1/19/18	United States	93	9,300	(23,250)
The Home Depot Inc., September Strike Price $160.00, Expires 9/15/17	United States	6	600	(18)
Honeywell International Inc., September Strike Price $145.00, Expires 9/15/17	United States	7	700	(35)
JPMorgan Chase & Co., September Strike Price $97.50, Expires 9/15/17	United States	19	1,900	(133)
Kite Pharma Inc., October Strike Price $180.00, Expires 10/20/17	United States	35	3,500	(875)
Microsoft Corp., October Strike Price $77.50, Expires 10/20/17	United States	22	2,200	(1,386)
NXP Semiconductors NV, January Strike Price 115.00 EUR, Expires 1/19/18	Netherlands	31	3,100	(9,300)
QUALCOMM Inc., January Strike Price $60.00, Expires 1/19/18	United States	210	21,000	(15,330)
SPDR S&P Oil & Gas Exploration & Production ETF, December Strike Price
$36.00, Expires 12/15/17	United States	253	25,300	(8,096)
Straight Path Communications Inc., B, January Strike Price $185.00,
Expires 1/19/18	United States	110	11,000	(18,700)
Straight Path Communications Inc., B, February Strike Price $185.00,
Expires 2/16/18	United States	51	5,100	(10,710)
Telecom Italia SpA, December Strike Price 1.20 EUR, Expires 12/15/17	Italy	1,013	1,013,000	(724)
Whole Foods Market Inc., September Strike Price $42.00, Expires 9/15/17	United States	236	23,600	—
				(161,664)

Puts – Exchange-Traded
Akzo Nobel NV, December Strike Price 70.00 EUR, Expires 12/15/17	Netherlands	27	2,700	(2,314)
Allscripts Healthcare Solutions Inc., October Strike Price $12.00, Expires 10/20/17	United States	12	1,200	(240)
Amazon.com Inc., October Strike Price $850.00, Expires 10/20/17	United States	21	2,100	(5,481)
Bottomline Technologies de Inc., December Strike Price $30.00, Expires 12/15/17	United States	27	2,700	(4,590)
BroadSoft Inc., November Strike Price $40.00, Expires 11/17/17	United States	14	1,400	(1,330)
Cabela's Inc., September Strike Price $50.00, Expires 9/15/17	United States	83	8,300	(11,205)
CAC 40 Index, September Strike Price 4,400.00 EUR, Expires 9/15/17	France	98	980	(1,424)
Citrix Systems Inc., September Strike Price $75.00, Expires 9/15/17	United States	14	1,400	(840)

32 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*		Value

Options Written (continued)
Puts – Exchange-Traded (continued)
DISH Network Corp., September Strike Price $60.00, Expires 9/15/17	United States	10	1,000		$(3,075)
DISH Network Corp., September Strike Price $62.50, Expires 9/15/17	United States	8	800		(4,520)
EURO STOXX Utilities Price EUR, September Strike Price 250.00 EUR,
Expires 9/15/17	Germany	142	7,100		(845)
The Greenbrier Cos. Inc., September Strike Price $40.00, Expires 9/15/17	United States	27	2,700		(607)
Intercept Pharmaceuticals Inc., September Strike Price $120.00, Expires 9/05/17	United States	22	2,200		(7,315)
Intercept Pharmaceuticals Inc., October Strike Price $95.00, Expires 10/20/17	United States	5	500		(825)
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price
$81.00, Expires 10/20/17	United States	265	26,500		(2,650)
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price
$84.00, Expires 12/15/17	United States	64	6,400		(3,584)
iShares MSCI Emerging Markets ETF, September Strike Price $40.00,
Expires 9/15/17	United States	305	30,500		(610)
Molson Coors Brewing Co., October Strike Price $92.50, Expires 10/20/17	United States	18	1,800		(6,750)
Nabors Industries Ltd., December Strike Price $6.00, Expires 12/15/17	United States	59	5,900		(3,245)
RealPage Inc., September Strike Price $35.00, Expires 9/15/17	United States	2	200		(10)
S&P 500 Index, October Strike Price $2,200.00, Expires 10/20/17	United States	67	6,700		(23,450)
SPDR S&P 500 ETF Trust, October Strike Price $230.00, Expires 10/20/17	United States	119	11,900		(9,163)
Team Inc., December Strike Price $10.00, Expires 12/15/17	United States	1	100		(45)
Trinity Industries Inc., January Strike Price $25.00, Expires 1/19/18	United States	183	18,300		(15,555)
Yandex NV, January Strike Price $29.00, Expires 1/19/18	Russia	54	5,400		(14,175)
Zillow Group Inc., November Strike Price $40.00, Expires 11/17/17	United States	26	2,600		(8,320)
					(132,168)

Total Options Written (Premiums Received $453,120)					(293,832)

Securities Sold Short (21.7)%
Common Stocks (10.1)%

Aerospace & Defense (0.3)%		Country	Shares
Aerojet Rocketdyne Holdings Inc.		United States	20,241		(599,741)
The KEYW Holding Corp.		United States	10,349		(73,995)
Macdonald Dettwiler & Associates Ltd.		Canada	48,440		(2,696,171)
					(3,369,907)
Air Freight & Logistics (0.2)%
Atlas Air Worldwide Holdings Inc.		United States	5,487		(366,532)
CH Robinson Worldwide Inc.		United States	14,839		(1,048,079)
United Parcel Service Inc., B		United States	2,804		(320,665)
					(1,735,276)
Airlines (0.1)%
Jetblue Airways Corp.		United States	29,182		(578,096)
Norwegian Air Shuttle ASA		Norway	5,843		(145,737)
SAS AB		Sweden	157,255		(387,905)
Westjet Airlines Ltd.		Canada	7,076		(150,898)
					(1,262,636)
Auto Components (0.0)%†
Horizon Global Corp.		United States	17,727		(304,904)

Automobiles (0.3)%
Bayerische Motoren Werke AG		Germany	4,055		(376,527)
Nissan Motor Co. Ltd.		Japan	92,470		(919,359)

franklintempleton.com				|	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Automobiles (continued)
Tesla Inc.	United States	5,188	$(1,846,409)
			(3,142,295)
Beverages (0.0)%†
Molson Coors Brewing Co., B	United States	1,104	(99,084)

Biotechnology (1.0)%
AMAG Pharmaceuticals Inc.	United States	12,708	(212,224)
Amicus Therapeutics Inc.	United States	200,797	(2,799,110)
BioMarin Pharmaceutical Inc.	United States	1,459	(131,587)
Emergent BioSolutions Inc.	United States	12,070	(450,573)
Flexion Therapeutics Inc.	United States	56,418	(1,449,943)
Intercept Pharmaceuticals Inc.	United States	2,998	(349,597)
Ligand Pharmaceuticals Inc.	United States	30,472	(3,926,927)
PDL BioPharma Inc.	United States	79,974	(249,519)
Radius Health Inc.	United States	8,885	(334,342)
			(9,903,822)
Capital Markets (0.1)%
Ares Capital Corp.	United States	12,348	(198,309)
Cowen Inc., A	United States	14,143	(229,828)
Hercules Capital Inc.	United States	5,011	(61,134)
Prospect Capital Corp.	United States	2	(13)
TCP Capital Corp.	United States	12,146	(200,895)
Virtus Investment Partners Inc.	United States	3,420	(362,520)
			(1,052,699)
Chemicals (0.2)%
CF Industries Holdings Inc.	United States	37,129	(1,076,370)
Eastman Chemical Co.	United States	3,114	(268,427)
The Mosaic Co.	United States	20,775	(415,084)
			(1,759,881)
Commercial Services & Supplies (0.0)%†
Team Inc.	United States	11,297	(139,518)

Communications Equipment (0.2)%
Calamp Corp.	United States	8,175	(151,565)
Ciena Corp.	United States	8,710	(188,223)
InterDigital Inc.	United States	23,554	(1,680,578)
			(2,020,366)
Construction & Engineering (0.0)%†
Dycom Industries Inc.	United States	1,820	(146,837)
Mirait Holdings Corp.	Japan	8,900	(105,973)
			(252,810)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	25,132	(233,979)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	22,613	(912,435)
Ezcorp Inc., A	United States	50,620	(458,111)

34 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value
Securities Sold Short (continued)
Common Stocks (continued)
Consumer Finance (continued)
PRA Group Inc.	United States	13,260		$(383,214)
				(1,753,760)
Diversified Consumer Services (0.0)%†
Carriage Services Inc., A	United States	16,865		(413,024)

Diversified Financial Services (0.3)%
Altaba Inc.	United States	40,738		(2,610,491)
Element Fleet Management Corp., Common Subscription Receipt	Canada	21,418		(160,539)
				(2,771,030)
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	66,703		(2,498,694)
CenturyLink Inc.	United States	132,301		(2,608,976)
Iridium Communications Inc.	United States	50,257		(557,853)
				(5,665,523)
Electric Utilities (0.0)%†
Kyushu Electric Power Co. Inc.	Japan	19,300		(226,821)

Electrical Equipment (0.1)%
Eaton Corp. PLC	United States	5,107		(366,478)
General Cable Corp.	United States	2,541		(43,070)
Regal Beloit Corp.	United States	11,306		(852,473)
				(1,262,021)
Electronic Equipment, Instruments & Components (0.6)%
II-VI Inc.	United States	13,958		(500,394)
Knowles Corp.	United States	16,864		(247,395)
Littelfuse Inc.	United States	1,840		(342,534)
MTS Systems Corp.	United States	12,652		(612,357)
OSI Systems Inc.	United States	1,359		(112,879)
TTM Technologies Inc.	United States	55,202		(786,076)
Vishay Intertechnology Inc.	United States	222,715		(3,942,056)
				(6,543,691)
Energy Equipment & Services (0.1)%
Ensco PLC, A	United States	7,982		(33,924)
SEACOR Holdings Inc.	United States	6,384		(244,954)
Transocean Ltd.	United States	43,627		(355,996)
				(634,874)
Equity Real Estate Investment Trusts (REITs) (0.9)%
American Homes 4 Rent, A	United States	47,919		(1,061,885)
AvalonBay Communities Inc.	United States	1,618		(303,747)
Colony Northstar Inc., A	United States	32,724		(429,011)
Crown Castle International Corp.	United States	7,796		(845,398)
Empire State Realty Trust Inc., A	United States	109,959		(2,237,666)
Forest City Realty Trust Inc., A	United States	58,943		(1,412,274)
Host Hotels & Resorts Inc.	United States	3,832		(69,436)
National Health Investors Inc.	United States	14,034		(1,125,246)
Ryman Hospitality Properties Inc.	United States	5,456		(324,196)

franklintempleton.com			|	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Starwood Waypoint Homes	United States	44,690	$(1,663,809)
			(9,472,668)
Food & Staples Retailing (0.1)%
Casey's General Stores Inc.	United States	5,858	(617,550)
SUPERVALU Inc.	United States	10,823	(216,369)
			(833,919)
Health Care Equipment & Supplies (0.5)%
Becton Dickinson And Co.	United States	2,399	(478,456)
DexCom Inc.	United States	1,484	(110,721)
Insulet Corp.	United States	5,827	(338,316)
Invacare Corp.	United States	26,364	(355,914)
Nipro Corp.	Japan	14,000	(185,164)
NuVasive Inc.	United States	14,721	(919,768)
Quidel Corp.	United States	39,047	(1,364,302)
Wright Medical Group NV	United States	37,508	(1,110,237)
			(4,862,878)
Health Care Providers & Services (0.0)%†
Teladoc Inc.	United States	4,030	(135,207)

Health Care Technology (0.1)%
Allscripts Healthcare Solutions Inc.	United States	6,224	(81,783)
Medidata Solutions Inc.	United States	8,336	(624,867)
			(706,650)
Hotels, Restaurants & Leisure (0.1)%
The Cheesecake Factory Inc.	United States	8,241	(341,425)
Chipotle Mexican Grill Inc., A	United States	1,135	(359,466)
Wyndham Worldwide Corp.	United States	7,228	(720,487)
			(1,421,378)
Household Durables (0.1)%
CalAtlantic Group Inc.	United States	4,318	(150,050)
KB Home	United States	2,706	(57,908)
Meritage Homes Corp.	United States	13,577	(552,584)
Newell Brands Inc.	United States	4,928	(237,924)
PulteGroup Inc.	United States	12,858	(331,994)
			(1,330,460)
Independent Power & Renewable Electricity
Producers (0.0)%†
Pattern Energy Group Inc., A	United States	3,262	(81,941)

Insurance (0.0)%†
AmTrust Financial Services Inc.	United States	8,288	(102,771)
HCI Group Inc.	United States	1,324	(51,623)
Heritage Insurance Holdings Inc.	United States	6,495	(73,913)
			(228,307)
Internet & Direct Marketing Retail (0.2)%
Liberty Ventures, A	United States	17,516	(1,078,285)

36 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value
Securities Sold Short (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail (continued)
Priceline Group Inc.	United States	206		$(381,528)
Shutterfly Inc.	United States	3,198		(145,765)
				(1,605,578)
Internet Software & Services (0.6)%
Alibaba Group Holding Ltd., ADR	China	30,653		(5,264,346)
Carbonite Inc.	United States	6,917		(138,340)
j2 Global Inc.	United States	14,081		(1,060,018)
MercadoLibre Inc.	Argentina	81		(20,936)
WebMD Health Corp.	United States	792		(52,621)
Yandex NV, A	Russia	1,890		(56,719)
Zillow Group Inc., C	United States	2,628		(104,121)
				(6,697,101)
IT Services (0.1)%
Cardtronics PLC, A	United States	2,517		(65,392)
Euronet Worldwide Inc.	United States	1,888		(185,534)
International Business Machines Corp.	United States	2,147		(307,085)
Square Inc., A	United States	3,050		(79,635)
				(637,646)
Leisure Products (0.1)%
Polaris Industries Inc.	United States	11,865		(1,106,174)

Life Sciences Tools & Services (0.0)%†
Fluidigm Corp.	United States	4,685		(21,410)

Machinery (0.2)%
CNH Industrial NV	United Kingdom	32,264		(366,519)
Flowserve Corp.	United States	13,465		(528,905)
The Greenbrier Cos. Inc.	United States	1,102		(47,276)
Lincoln Electric Holdings Inc.	United States	4,139		(359,431)
Navistar International Corp.	United States	5,607		(191,535)
SKF AB, B	Sweden	12,669		(253,197)
Timken Co.	United States	8,101		(363,330)
Volvo AB, B	Sweden	15,982		(272,945)
				(2,383,138)
Marine (0.0)%†
Kirby Corp.	United States	5,496		(344,050)

Media (0.3)%
Discovery Communications Inc., C	United States	7,268		(152,701)
DISH Network Corp., A	United States	17,642		(1,010,710)
Liberty Media Corp., C	United States	16,801		(660,279)
Sinclair Broadcast Group Inc., A	United States	6,851		(207,243)
World Wrestling Entertainment Inc., A	United States	27,292		(594,966)
				(2,625,899)
Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	79,465		(445,004)
Pretium Resources Inc.	Canada	14,307		(118,748)
				(563,752)

franklintempleton.com			|	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
	Securities Sold Short (continued)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (REITs) (0.2)%
	Apollo Commercial Real Estate Finance Inc.	United States	17,669	$(319,632)
	Blackstone Mortgage Trust Inc., A	United States	28,589	(896,265)
	New York Mortgage Trust Inc.	United States	10,454	(65,442)
	Redwood Trust Inc.	United States	24,099	(401,971)
	Starwood Property Trust Inc.	United States	8,026	(178,258)
	Two Harbors Investment Corp.	United States	37,880	(387,513)
				(2,249,081)
	Oil, Gas & Consumable Fuels (0.5)%
	Aegean Marine Petroleum Network Inc.	Greece	42,946	(216,877)
	EQT Corp.	United States	49,886	(3,109,893)
	Golar LNG Ltd.	Bermuda	7,478	(162,123)
	Green Plains Inc.	United States	62,528	(1,159,895)
	Hess Corp.	United States	15,438	(600,538)
				(5,249,326)
	Paper & Forest Products (0.0)%†
	Domtar Corp.	United States	8,710	(352,232)

	Personal Products (0.0)%†
	Herbalife Ltd.	United States	1,287	(88,816)

	Pharmaceuticals (0.2)%
	Dermira Inc.	United States	6,064	(143,050)
	Innoviva Inc.	United States	55,012	(772,369)
	The Medicines Co.	United States	7,266	(266,589)
	Pacira Pharmaceuticals Inc.	United States	436	(16,611)
	Sucampo Pharmaceuticals Inc., A	United States	28,884	(339,387)
				(1,538,006)
	Professional Services (0.0)%†
	51job Inc., ADR	China	7,460	(443,124)

	Road & Rail (0.0)%†
	Schneider National Inc., B	United States	5,728	(127,448)

	Semiconductors & Semiconductor Equipment (0.5)%
	Cypress Semiconductor Corp.	United States	11,654	(159,543)
	Inphi Corp.	United States	8,497	(325,350)
	Intel Corp.	United States	469	(16,448)
	Microchip Technology Inc.	United States	47,839	(4,152,425)
	ON Semiconductor Corp.	United States	7,374	(125,948)
	Silicon Laboratories Inc.	United States	1,327	(100,719)
	Synaptics Inc.	United States	1,626	(67,593)
				(4,948,026)
	Software (0.5)%
	Bottomline Technologies de Inc.	United States	9,656	(292,673)
	BroadSoft Inc.	United States	26,592	(1,317,633)
	FireEye Inc.	United States	1,884	(27,827)
	HubSpot Inc.	United States	1,478	(108,411)
	Nuance Communications Inc.	United States	13,819	(222,071)

38	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value
Securities Sold Short (continued)
Common Stocks (continued)
Software (continued)
RealPage Inc.	United States	4,195		$(180,805)
ServiceNow Inc.	United States	5,381		(625,218)
TiVo Corp.	United States	7,845		(143,564)
VMware Inc., A	United States	20,768		(2,245,021)
				(5,163,223)
Specialty Retail (0.2)%
Asbury Automotive Group Inc.	United States	7,005		(377,219)
Five Below Inc.	United States	4,495		(213,827)
Monro Inc.	United States	3,658		(174,487)
Penske Automotive Group Inc.	United States	10,099		(427,794)
Sally Beauty Holdings Inc.	United States	21,631		(402,120)
				(1,595,447)
Technology Hardware, Storage & Peripherals (0.0)%†
NCR Corp.	United States	9,308		(340,021)

Textiles, Apparel & Luxury Goods (0.1)%
Ralph Lauren Corp., A	United States	4,534		(398,493)
Under Armour Inc., A	United States	15,145		(244,592)
				(643,085)
Thrifts & Mortgage Finance (0.0)%†
LendingTree Inc.	United States	1,717		(396,541)

Tobacco (0.2)%
British American Tobacco PLC, ADR	United Kingdom	34,207		(2,124,939)
Japan Tobacco Inc.	Japan	5,035		(172,390)
				(2,297,329)
Trading Companies & Distributors (0.0)%†
Kaman Corp.	United States	5,934		(291,003)

Total Common Stocks (Proceeds $100,855,040)				(105,328,785)

Exchange Traded Funds (9.7)%
Consumer Discretionary Select Sector SPDR ETF	United States	33,019		(2,960,483)
Consumer Staples Select Sector SPDR ETF	United States	9,526		(521,167)
ETFMG Prime Cyber Security ETF	United States	125,517		(3,732,876)
Health Care Select Sector SPDR Fund	United States	16,338		(1,328,116)
Industrial Select Sector SPDR ETF	United States	5,536		(378,995)
iShares 20+ Year Treasury Bond ETF	United States	2,113		(270,443)
iShares Core S&P Small-Cap ETF	United States	42,762		(2,953,571)
iShares Edge MSCI USA Momentum Factor ETF	United States	32,151		(3,000,653)
iShares Global Consumer Discretionary ETF	United States	9,232		(920,338)
iShares MSCI South Korea Capped ETF	South Korea	13,382		(916,266)
iShares NASDAQ Biotechnology ETF	United States	5,028		(1,676,084)
iShares North American Tech ETF	United States	29,505		(4,544,655)
iShares North American Tech-Multimedia Networking ETF	United States	22,842		(1,039,768)
iShares North American Tech-Software ETF	United States	31,599		(4,654,849)
iShares PHLX Semiconductor ETF	United States	25,788		(3,900,435)
iShares Russell 2000 ETF	United States	4,373		(611,039)
iShares Russell 2000 Growth ETF	United States	24,832		(4,220,447)
iShares Russell 2000 Value ETF	United States	1,491		(173,224)

franklintempleton.com			|	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (continued)
iShares Russell Mid-Cap Growth ETF	United States	11,403	$(1,258,207)
iShares S&P Small-Cap 600 Growth ETF	United States	9,713	(1,497,550)
iShares STOXX Europe 600 UCITS ETF	Germany	19,697	(876,261)
PowerShares NASDAQ Internet Portfolio	United States	19,767	(2,162,312)
PowerShares QQQ Series 1 Trust	United States	26,200	(3,830,440)
SPDR S&P 500 ETF Trust	United States	182,642	(45,202,069)
SPDR S&P MidCap 400 ETF Trust	United States	6,266	(1,977,424)
Utilities Select Sector SPDR Fund	United States	21,508	(1,182,295)
Vanguard Small-Cap Growth ETF	United States	32,249	(4,745,440)
Total Exchange Traded Funds (Proceeds $95,302,367)			(100,535,407)
		Principal
		Amount*
Convertible Bonds and Notes (0.2)%
Communications Equipment (0.0)%†
[f]Finisar Corp., senior bond, 144A, 0.50%, 12/15/36	United States	293,000	(282,378)
Internet & Direct Marketing Retail (0.1)%
Priceline Group Inc., senior note, 0.90%, 9/15/21	United States	1,002,000	(1,144,159)
Semiconductors & Semiconductor Equipment (0.0)%†
ON Semiconductor Corp., senior note, 1.00%, 12/01/20	United States	318,000	(365,700)
Software (0.1)%
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	400,000	(519,500)
Total Convertible Bonds and Notes (Proceeds $2,152,388)			(2,311,737)
Corporate Bonds and Notes (1.3)%
Automobiles (0.0)%†
[f]Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	298,000	(293,716)
Chemicals (0.2)%
[f]CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A,
9.25%, 6/15/23	United States	2,095,000	(2,157,850)
Commercial Services & Supplies (0.1)%
[f]Arch Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25	United States	1,007,000	(984,343)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[f]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	176,000	(173,360)
Health Care Providers & Services (0.1)%
[f]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25	United States	1,064,000	(1,069,320)
Independent Power & Renewable Electricity
Producers (0.1)%
[f]Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	455,000	(471,494)
Metals & Mining (0.0)%†
AK Steel Corp., senior note, 6.375%, 10/15/25	United States	303,000	(299,970)

40 |			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Pharmaceuticals (0.6)%
Mylan NV, senior note, 3.95%, 6/15/26	United States	152,000	$(155,129)
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	4,402,000	(4,035,926)
[f]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%,
4/15/25	United States	2,401,000	(2,034,847)
			(6,225,902)

Wireless Telecommunication Services (0.2)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	2,073,000	(2,301,030)

Total Corporate Bonds and Notes (Proceeds $13,940,631)			(13,976,985)

U.S. Government and Agency Securities (0.4)%
U.S. Treasury Note,
2.125%, 12/31/22	United States	260,000	(264,662)
2.25%, 2/15/27	United States	1,028,000	(1,039,746)
2.375%, 5/15/27	United States	2,272,000	(2,321,700)
2.25%, 8/15/27	United States	265,000	(268,048)
Total U.S. Government and Agency Securities
(Proceeds $3,854,362)			(3,894,156)

Total Securities Sold Short (Proceeds $216,104,788)			$(226,047,070)

+Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

a A portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written option contracts. At August 31, 2017, the aggregate value of these securities and/or cash pledged amounted to $456,148,484, representing 43.8% of net assets.

bNon-income producing.

 cA portion or all of the security is held in connection with written option contracts open at period end.

dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

 eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

 fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the net value of these securities was $132,707,908, representing 12.7% of net assets.

 gIncome may be received in additional securities and/or cash.

hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the aggregate value of these securities was $26,132,248, representing 2.5% of net assets.

 iDefaulted security or security for which income has been deemed uncollectible.

 jThe coupon rate shown represents the rate at period end.

 kAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

lSee Note 4 regarding unfunded loan commitments.

mPrincipal amount is stated in 100 Mexican Peso Units.

nThe security was issued on a discount basis with no stated coupon rate.

 oThe rate shown is the annualized seven-day yield at period end.

pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

 qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2017, all repurchase agreements had been entered into on that date.

 rThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

franklintempleton.com | 41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	( Depreciation)
Commodity Contracts[a]
Aluminum	Long	80	$4,206,500	9/18/17	$299,868
Aluminum	Short	80	4,206,500	9/18/17	(188,338)
Aluminum	Long	57	3,023,137	12/18/17	34,685
Brent Crude Oil.	Short	67	3,541,620	9/29/17	(114,032)
Cocoa	Short	39	767,554	12/12/17	26,491
Coffee	Short	20	970,125	12/18/17	60,300
Copper	Long	21	3,550,837	9/18/17	430,139
Copper	Short	21	3,550,837	9/18/17	(85,286)
Copper	Long	5	846,813	10/16/17	97,298
Copper	Short	5	846,813	10/16/17	1,923
Copper	Long	27	4,588,988	12/18/17	25,153
Corn	Long	1	17,887	12/14/17	472
Cotton	Short	4	141,860	12/06/17	(5,896)
Gold 100 Oz	Long	29	3,834,380	12/27/17	86,836
Kansas City Wheat	Short	12	261,750	12/14/17	1,117
Low Sulphur Gas Oil	Short	15	754,875	10/12/17	(35,673)
Natural Gas	Short	44	1,337,600	9/27/17	(78,918)
NY Harbor ULSD.	Short	16	1,170,557	9/29/17	(71,586)
RBOB Gasoline	Short	20	1,494,528	9/29/17	(206,542)
Soybean Oil	Short	15	315,540	12/14/17	(24,899)
Soybeans	Short	50	2,363,125	11/14/17	(29,161)
Sugar	Short	25	419,440	2/28/18	(6,017)
Wheat	Short	11	238,975	12/14/17	8,233
Zinc	Long	44	3,457,025	9/18/17	392,260
Zinc	Short	44	3,457,025	9/18/17	(148,540)
Zinc	Long	26	2,045,225	12/18/17	18,325
			51,409,516		488,212
Equity Contracts
Amsterdam Index.	Short	4	491,226	9/15/17	8,786
CAC 40 10 Euro Index[a]	Long	27	1,634,265	9/15/17	(29,104)
CAC 40 10 Euro Index	Short	5	302,642	9/15/17	(871)
DAX Index[a]	Long	3	1,077,296	9/15/17	(7,649)
DJIA Mini E-CBOT Index[a]	Long	81	8,889,750	9/15/17	239,569
EURO STOXX 50 Index[a]	Long	100	4,076,093	9/15/17	(70,436)
EURO STOXX 50 Index.	Short	246	10,027,190	9/15/17	422,393
FTSE 100 Index[a]	Long	63	6,054,873	9/15/17	25,208
FTSE 100 Index.	Short	100	9,610,908	9/15/17	53,199
Hang Seng Index[a]	Long	7	1,249,458	9/28/17	16,686
Nasdaq 100 E-Mini Index[a]	Long	17	2,036,855	9/15/17	49,487
Nikkei 225 Index[a]	Long	40	7,164,233	9/07/17	(74,944)
Russell 2000 Mini Index[a]	Long	1	70,220	9/15/17	1,599
S&P 500 E-Mini Index[a]	Long	82	10,127,410	9/15/17	130,232
S&P 500 E-Mini Index	Short	1,378	170,189,890	9/15/17	(2,240,919)
STOXX 600 Bank Index	Short	157	1,689,579	9/15/17	6,279
TOPIX Index[a]	Long	53	7,814,891	9/07/17	57,080
			242,506,779		(1,413,405)
Interest Rate Contracts
3 Month Euribor[a]	Short	112	33,404,205	12/17/18	(17,883)
90 Day Eurodollar[a]	Long	728	179,051,600	12/17/18	120,833
90 Day Eurodollar	Short	200	49,172,500	3/18/19	(203,014)
90 Day Sterling[a]	Long	546	87,785,806	12/19/18	(4,721)
Australian 10 Yr. Bond[a]	Long	108	11,052,433	9/15/17	(160,055)
Euro BOBL	Short	31	4,913,383	9/07/17	(21,805)

franklintempleton.com						|	42

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	( Depreciation)
Interest Rate Contracts (continued)
Euro-Bund	Short	29	$5,699,055	9/07/17	$(108,736)
Euro-Bund[a]	Long	15	2,896,538	12/07/17	(1,252)
Euro-Buxl 30 Yr. Bond	Short	10	2,004,000	9/07/17	(13,092)
Long Gilt[a]	Long	13	2,139,938	12/27/17	3,360
Long Gilt	Short	15	2,469,160	12/27/17	7,535
U.S. Treasury 5 Yr. Note	Short	27	3,207,094	9/29/17	(6,611)
U.S. Treasury 10 Yr. Note	Short	11	1,399,750	9/20/17	(5,529)
U.S. Treasury 10 Yr. Note	Long	51	6,476,203	12/19/17	1,493
U.S. Treasury 10 Yr. Note	Short	27	3,428,578	12/19/17	(6,381)
U.S. Treasury Long Bond[a]	Long	92	14,360,625	12/19/17	74,266
U.S. Treasury Ultra Bond	Short	14	2,366,875	12/19/17	(126)
			411,827,743		(341,718)
Total Futures Contracts					$(1,266,911)

*	As of period end.
[a]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At August 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation Depreciation
OTC Forward Exchange Contracts
Brazilian Real	MSCS	Buy	3,125,000	985,494	9/01/17	$7,247	$–
Brazilian Real	MSCS	Sell	3,125,000	986,723	9/01/17	–	(6,018)
Brazilian Real	JPHQ	Buy	8,059,368	2,538,737	9/05/17	20,850	(1,301)
Brazilian Real	JPHQ	Sell	8,059,368	2,550,436	9/05/17	1,301	(9,151)
Japanese Yen	BNPP	Sell	18,900,781	171,867	9/05/17	–	(101)
Mexican Peso	MSCS	Buy	19,205,000	1,075,001	9/05/17	–	(1,718)
Mexican Peso	MSCS	Sell	19,205,000	1,079,569	9/05/17	6,286	–
Polish Zloty	MSCS	Buy	12,715,000	3,543,066	9/05/17	21,353	–
Polish Zloty	MSCS	Sell	12,715,000	3,533,152	9/05/17	–	(31,267)
South African Rand	MSCS	Buy	12,905,000	991,129	9/05/17	88	–
South African Rand	MSCS	Sell	12,905,000	967,232	9/05/17	–	(23,985)
Turkish Lira.	MSCS	Buy	3,445,000	969,096	9/05/17	26,989	–
Turkish Lira.	MSCS	Sell	3,445,000	996,359	9/05/17	274	–
Canadian Dollar	BNYM Buy		217,354	174,142	9/06/17	–	(74)
British Pound	BOFA	Sell	450,000	581,615	9/08/17	–	(441)
Euro	BOFA	Sell	225,000	264,065	9/11/17	–	(3,946)
South Korean Won	JPHQ Sell		1,654,768,632	1,454,294	9/11/17	–	(13,363)
Euro	UBSW	Sell	215,000	241,468	9/13/17	–	(14,659)
British Pound	MSCS Sell		100,000	129,946	9/14/17	573	–
Euro	BOFA	Sell	1,395,000	1,641,399	9/14/17	–	(20,542)
Hungarian Forint	BOFA Buy		433,500,000	1,669,555	9/14/17	19,568	–
Brazilian Real	BOFA	Sell	275,000	86,261	9/18/17	–	(856)
British Pound	DBAB	Sell	481,000	619,239	9/18/17	–	(3,135)
Chinese Yuan	BOFA Buy		11,100,000	1,574,289	9/19/17	107,355	–
Chinese Yuan	BOFA	Sell	11,100,000	1,616,780	9/19/17	–	(64,864)
Chinese Yuan	MSCS	Buy	4,300,000	609,497	9/19/17	41,951	–
Chinese Yuan	MSCS	Sell	4,300,000	627,234	9/19/17	–	(24,214)
Argentine Peso	BOFA	Buy	2,708,339	161,403	9/20/17	–	(6,703)
Argentine Peso	BOFA	Sell	2,708,339	160,637	9/20/17	5,937	–
British Pound	BNYM	Buy	120,028	153,915	9/20/17	1,402	–
British Pound	BNYM	Sell	381,632	496,921	9/20/17	3,086	–
British Pound	DBAB	Buy	240,000	312,133	9/20/17	566	(2,138)
British Pound	DBAB	Sell	1,059,000	1,360,470	9/20/17	991	(10,875)

43 |						franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar	BNYM	Sell	2,415,000	1,911,584	9/20/17	$ –		$(22,753)
Canadian Dollar	DBAB	Buy	488,000	380,923	9/20/17	9,950		–
Canadian Dollar	DBAB	Sell	486,000	368,195	9/20/17	–		(21,076)
Chinese Yuan	JPHQ	Sell	9,749,006	1,454,294	9/20/17	–		(22,598)
Euro	BNYM	Buy	1,106,237	1,285,740	9/20/17	32,612		–
Euro	BNYM	Sell	3,208,708	3,631,626	9/20/17	–		(192,333)
Euro	DBAB Buy		3,203,342	3,643,426	9/20/17	174,137		–
Euro	DBAB	Sell	2,782,060	3,153,245	9/20/17	–		(162,260)
Euro	MSCO	Buy	1,435,505	1,608,198	9/20/17	102,557		–
Euro	MSCO	Sell	8,662,553	9,695,667	9/20/17	–		(627,881)
Indian Rupee	MSCO	Buy	78,163,379	1,200,298	9/20/17	19,539		–
Indian Rupee	MSCO	Sell	128,755,009	2,008,658	9/20/17	–		(724)
Indonesian Rupiah	JPHQ Buy		10,388,947,082	775,874	9/20/17	1,406		–
Indonesian Rupiah	JPHQ Sell		10,388,947,082	766,147	9/20/17	–		(11,133)
Japanese Yen	BNYM Sell		161,587,000	1,450,869	9/20/17	–		(20,367)
Mexican Peso	DBAB	Sell	28,677,185	1,574,891	9/20/17	–		(23,868)
Russian Ruble	BOFA Sell		95,418,765	1,584,281	9/20/17	–		(54,337)
Russian Ruble	DBAB	Sell	124,850,673	2,149,896	9/20/17	5,846		–
Russian Ruble	JPHQ Buy		196,740,931	3,235,341	9/20/17	143,275		–
Russian Ruble	JPHQ Buy		139,452,622	2,324,312	9/20/17	70,496		–
Russian Ruble	MSCO Sell		185,477,895	3,104,686	9/20/17	–		(80,511)
South African Rand	DBAB Sell		19,250,621	1,457,954	9/20/17	–		(17,049)
South African Rand	JPHQ Sell		216,216	16,324	9/20/17	–		(243)
South African Rand	MSCO	Sell	7,954,562	595,736	9/20/17	–		(13,751)
Swiss Franc	BNYM	Buy	726,280	755,734	9/20/17	3,816		(1,157)
Swiss Franc	BNYM	Sell	2,485,000	2,560,905	9/20/17	–		(33,973)
Swiss Franc	DBAB	Buy	114,000	117,514	9/20/17	1,527		–
Swiss Franc	DBAB	Sell	114,000	118,556	9/20/17	–		(485)
Turkish Lira.	DBAB	Buy	3,947,296	1,097,529	9/20/17	38,890		–
Turkish Lira.	JPHQ Buy		4,572,302	1,274,865	9/20/17	41,493		–
Turkish Lira.	JPHQ	Sell	3,802,276	1,063,425	9/20/17	–		(31,244)
Euro	DBAB	Sell	183,000	215,294	9/21/17	–		(2,807)
Swedish Krona	MSCS	Buy	13,525,000	1,669,547	9/21/17	34,665		–
Australian Dollar[b]	MSCO	Buy	25,604,000	19,737,329	9/22/17	613,387		(2,020)
Australian Dollar[b]	MSCO	Sell	9,901,000	7,501,071	9/22/17	499		(368,216)
British Pound	BNYM	Sell	3,846,768	4,998,029	9/22/17	19,931		–
British Pound[b]	MSCO	Buy	18,711,000	24,382,043	9/22/17	626		(168,787)
British Pound[b]	MSCO	Sell	15,758,000	20,255,452	9/22/17	7,999		(144,960)
Canadian Dollar[b]	MSCO	Buy	38,556,000	30,142,332	9/22/17	747,334		(6,917)
Canadian Dollar[b]	MSCO	Sell	22,563,000	16,760,344	9/22/17	28		(1,312,294)
Euro	BNYM	Sell	8,461,000	9,948,468	9/22/17	–		(135,977)
Euro[b]	MSCO	Buy	19,431,000	22,166,924	9/22/17	993,452		(1,073)
Euro[b]	MSCO	Sell	10,872,000	12,863,615	9/22/17	26,407		(120,845)
Japanese Yen[b]	MSCO	Buy	4,396,111,000	40,209,000	9/22/17	34,247		(213,219)
Japanese Yen[b]	MSCO	Sell	3,338,667,000	29,975,863	9/22/17	32,744		(458,054)
Mexican Peso[b]	MSCO	Buy	102,277,000	5,534,338	9/22/17	168,822		(3,044)
Mexican Peso[b]	MSCO	Sell	32,609,000	1,806,565	9/22/17	4,821		(15,628)
New Zealand Dollar[b]	MSCO	Buy	13,255,000	9,560,530	9/22/17	1,488		(48,800)
New Zealand Dollar[b]	MSCO	Sell	6,694,000	4,869,857	9/22/17	65,520		–
South African Rand	MSCS	Sell	25,755,000	1,948,549	9/22/17	–		(24,182)
Swiss Franc	BNYM	Sell	127,093	131,928	9/22/17	–		(803)
Swiss Franc[b]	MSCO	Buy	12,274,000	12,811,329	9/22/17	11,029		(3,915)
Swiss Franc[b]	MSCO	Sell	4,349,000	4,558,961	9/22/17	23,455		(6,405)
Euro	DBAB	Sell	230,000	272,035	9/25/17	–		(2,141)
Australian Dollar	BNYM	Sell	23,000	17,551	9/29/17	–		(727)
Canadian Dollar	BNYM	Sell	822,000	652,640	9/29/17	–		(5,817)
Colombian Peso	MSCS	Sell	780,000,000	266,143	9/29/17	2,795		–
Euro	BNYM	Sell	7,868,000	8,998,002	9/29/17	–		(383,232)

franklintempleton.com							|	44

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	2,800,000	3,369,688		9/29/17	$31,170	$–
Hong Kong Dollar	BNYM	Sell	365,000	46,889		9/29/17	208	–
Norwegian Krone	MSCS	Buy	12,480,000	1,613,826		9/29/17	–	(4,119)
Singapore Dollar	BNYM	Sell	753,000	552,773		9/29/17	–	(2,640)
South Korean Won	JPHQ	Sell	883,996,840	784,659		9/29/17	495	–
Brazilian Real	JPHQ	Buy	4,029,684	1,264,572		10/03/17	9,044	–
Brazilian Real	MSCS	Sell	3,125,000	981,038		10/03/17	–	(6,645)
Mexican Peso	MSCS	Buy	19,205,000	1,074,454		10/05/17	–	(6,398)
Polish Zloty	MSCS	Sell	12,715,000	3,543,589		10/05/17	–	(21,371)
South African Rand	MSCS	Sell	12,905,000	986,229		10/05/17	–	(146)
Turkish Lira.	MSCS	Buy	3,445,000	987,873		10/05/17	–	(404)
British Pound	MSCO	Sell	803,534	1,037,022		10/31/17	–	(4,194)
Canadian Dollar	MSCO	Buy	266,716	210,870		10/31/17	2,851	–
Canadian Dollar	MSCO	Sell	7,754,160	6,146,719		10/31/17	–	(66,738)
Euro	MSCO	Buy	61,752	74,537		10/31/17	–	(779)
Euro	MSCO	Sell	871,175	1,027,702		10/31/17	–	(12,846)
Japanese Yen	MSCO	Buy	115,859,146	1,058,968		10/31/17	–	(2,031)
Norwegian Krone	MSCO Buy		1,075,576	135,491		10/31/17	3,333	–
Swedish Krona	MSCO Buy		1,217,529	150,320		10/31/17	3,448	–
Swedish Krona	MSCO Sell		599,471	74,425		10/31/17	–	(1,285)
Swiss Franc	MSCO Sell		339,294	353,248		10/31/17	–	(2,014)
Taiwan Dollar	BNYM Sell		13,415,000	444,411		10/31/17	–	(1,275)
Russian Ruble	MSCS	Buy	56,500,000	958,936		11/24/17	3	–
Russian Ruble	MSCS	Sell	56,500,000	940,883		11/24/17	–	(18,056)
Turkish Lira.	MSCS	Buy	3,500,000	974,767		11/24/17	14,141	–
Turkish Lira.	MSCS	Sell	3,500,000	988,812		11/24/17	–	(96)
Euro	JPHQ	Sell	1,893,297	50,638,117	CZK	11/29/17	311,838	(252,132)
Mexican Peso	MSCO	Buy	20,000,000	1,106,201		11/30/17	–	(3,654)
Euro	MSCO	Sell	1,985,404	53,038,073	CZK	12/15/17	289,301	(228,509)
Czech Koruna.	MSCO	Sell	47,091,687	1,750,620	EUR	12/15/17	200,890	(269,460)
Euro	MSCO	Sell	714,860	18,995,258	CZK	1/10/18	82,372	(64,517)
Czech Koruna.	MSCO	Sell	18,995,258	718,701	EUR	1/10/18	85,381	(98,630)
Euro	MSCO	Sell	3,841	4,257		1/10/18	–	(349)
Philippine Peso.	BOFA Buy		145,790,000	2,861,433		5/21/18	–	(49,258)

Total Forward Exchange Contracts							$4,735,085	$ (6,124,503)
Net unrealized appreciation (depreciation)								$(1,389,418)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency, and settlement date.
[b]A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

45 |							franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate								Upfront Unrealized
	Received	Payment		Maturity	Notional				Payments Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value (Receipts) (Depreciation) Rating[b]
Centrally Cleared Swap
Contracts
Contracts to Buy
Protection[c]
Single Name
Government of South
Korea	(1.00)%	Quarterly		12/20/21	1,947,567		$(36,090	) $	(56,447)$	20,357
Government of Turkey. .	(1.00)%	Quarterly		9/20/20	1,976,000		(491)		157,717	(158,208)
Government of Turkey. .	(1.00)%	Quarterly		12/20/20	1,723,000		4,821		104,521	(99,700)
Government of Turkey. .	(1.00)%	Quarterly		12/20/21	429,000		7,778		26,236	(18,458)
Government of Mexico .	(1.00)%	Quarterly		12/20/21	1,810,000		(8,355)		51,249	(59,604)
Government of South
Africa	(1.00)%	Quarterly		12/20/21	2,644,000		57,744		181,272	(123,528)
Government of South
Africa	(1.00)%	Quarterly		6/20/22	1,495,000		46,757		77,628	(30,871)
Traded Index
CDX.NA.HY.28	(5.00)%	Quarterly		6/20/22	2,350,000		(170,622)		(137,175)	(33,447)
CDX.NA.IG.28	(1.00)%	Quarterly		6/20/22	530,000		(10,086)		(10,513)	427
Contracts to Sell Protection[d]
Single Name
Government of Russia .	1.00%	Quarterly		9/20/20	2,800,131		10,930		(339,144)	350,074	BB+
Government of Russia .	1.00%	Quarterly		6/20/21	413,000		(1,408)		(30,563)	29,155	BB+
Government of Russia .	1.00%	Quarterly		12/20/21	374,000		(4,136)		(13,889)	9,753	BB+
Total Centrally Cleared Swap Contracts							$(103,158	) $	10,892	$(114,050)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
Enel SpA	(1.00)%	Quarterly	BZWS	6/20/22	900,000	EUR	(8,285)		22,739	(31,024)
Government of China	(1.00)%	Quarterly	MSCS	6/20/22	500,000		(10,992)		(2,788)	(8,204)
Government of South	(1.00)%
Korea		Quarterly	MSCS	6/20/22	1,050,000		(21,215)		(22,825)	1,610
Government of Turkey. .	(1.00)%	Quarterly	BOFA	6/20/22	460,000		11,556		28,024	(16,468)
Intesa Sanpaolo SpA.	(1.00)%	Quarterly	BZWS	6/20/22	900,000	EUR	(17,038)		5,811	(22,849)
iTraxx Asia Ex Japan	(1.00)%	Quarterly	MSCS	6/20/22	945,000		(11,854)		(629)	(11,225)
Traded Index
CDX.EM.27	(1.00)%	Quarterly	BZWS	6/20/22	425,000		14,308		17,515	(3,207)
CDX.EM.27	(1.00)%	Quarterly	DBAB	6/20/22	500,000		16,833		25,494	(8,661)
CDX.EM.27	(1.00)%	Quarterly	MSCS	6/20/22	215,000		7,238		8,750	(1,512)
CMBX.NA.BBB-.S6.	(3.00)%	Monthly	MSCS	5/11/63	104,000		14,573		15,134	(561)
CMBX.NA.BBB-.S6.	(3.00)%	Monthly	MSCS	5/11/63	154,000		21,580		16,153	5,427
CMBX.NA.BBB-.S6	(3.00)%	Monthly	MSCS	5/11/63	154,000		21,580		16,485	5,095
Total OTC Swap Contracts							$38,284		$129,863	$(91,579)
Total Credit Default Swap Contracts							$(64,874	)$	140,755	$(205,629)

aIn U.S dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor's (S&P) Rating for single name swaps.

 cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

 dThe fund enters contracts to sell protection to create a long credit position.

franklintempleton.com Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 46

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency	Counterparty	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Fixed 10.42%	Quarterly	BOFA	9/20/22	3,781,032	TRY
Pay Floating 3 Month USD-LIBOR				1,077,217	USD	$(4,728)
Receive Fixed 10.42%	Quarterly	DBAB	9/20/22	2,677,905	TRY
Pay Floating 3 Month USD-LIBOR				763,371	USD	(3,353)
Receive Fixed 10.42%	Quarterly	DBAB	9/20/22	3,770,600	TRY
Pay Floating 3 Month USD-LIBOR				1,074,857	USD	(4,722)
Total Cross-Currency Swap Contracts.						$(12,803)

47 | franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency	Counterparty	Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 6.66%
Pay Floating rate 3 Month ZAR-
JIBAR-SAFEX	Quarterly		6/21/19	1,650,000	ZAR	$(23)
Receive Fixed rate 10.04%
Pay Floating rate BRL-BRLCDI. .	Annually		1/04/21	9,312,491	BRL	66,906
Receive Fixed rate 3.78%
Pay Floating rate HUF-BURBOR .	Annually		7/26/27	304,504,451	HUF	12,375
Receive Fixed rate 3.87%
Pay Floating rate HUF-BURBOR .	Semi-Annually		7/12/27	211,452,102	HUF	12,280
Receive Fixed rate 6.82%
Pay Floating rate 1 Month MXN TIIE	Monthly		7/15/22	23,897,190	MXN	(4,590)
Receive Fixed rate 7.08%
Pay Floating rate 3 Month ZAR-
JIBAR-SAFEX	Quarterly		6/21/19	42,933,522	ZAR	22,224
Receive Fixed rate 7.28%
Pay Floating rate 1 Month MXN TIIE	Monthly		5/26/27	16,208,721	MXN	9,374
Receive Fixed rate 7.30%
Pay Floating rate 1 Month MXN TIIE	Monthly		5/26/27	16,206,615	MXN	11,140
Receive Fixed rate 9.17%
Pay Floating rate BRL- BRLCDI. .	Annually		1/04/21	3,311,668	BRL	3,078
Receive Fixed rate 9.38%
Pay Floating rate BRL- BRLCDI. .	Annually		1/04/21	6,883,499	BRL	17,427
Receive Fixed rate 9.94%
Pay Floating rate BRL- BRLCDI. .	Annually		1/04/21	9,312,416	BRL	62,796
Receive Floating rate 3 Month
USD-LIBOR
Pay Fixed rate 1.41%.	Semi-Annually		7/18/26	1,663,200		82,026
Receive Floating rate 6 Month
GBP-LIBOR
Pay Fixed rate 1.41%.	Semi-Annually		8/04/67	133,000	GBP	(6,035)
Receive Floating rate 6 Month
GBP-LIBOR
Pay Fixed rate 1.60%.	Semi-Annually		12/03/46	399,138	GBP	(20,607)
Receive Floating rate 6 Month
GBP-LIBOR
Pay Fixed rate 1.56%.	Semi-Annually		11/29/46	761,018	GBP	(29,911)
Receive Floating rate 6 Month
GBP-LIBOR
Pay Fixed rate 1.37%.	Semi-Annually		1/05/67	800,000	GBP	(17,414)
Receive Floating rate 6 Month
GBP-LIBOR
Pay Fixed rate 1.44%.	Semi-Annually		1/07/47	688,548	GBP	(2,484)
Total Centrally Cleared Swap Contracts						218,562
OTC Swap Contracts
Receive Floating rate 3 Month
ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%.	Quarterly	BZWS	5/05/25	12,500,000	ZAR	(24,740)
Total Interest Rate Swap Contracts.						$193,822

*In U.S. dollars unless otherwise indicated.

franklintempleton.com							|	48

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
									Value/
									Unrealized
			Payment	Counter-	Maturity	Notional			Appreciation
Underlying Instrument	Financing Rate		Frequency	party	Date	Value*			(Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
Abertis Infraestructuras SA	1-Day EONIA + 0.65%		Monthly	MSCS	10/30/17	1,474,580		EUR	$-
Accor SA	1-Month EURIBOR + 0.50%		Monthly	MSCS	1/10/18	762,592		EUR	34,967
Air China Ltd.	1-Day HONIX + 0.95%		Monthly	MSCS	7/09/19	2,288,310		HKD	(576)
Air France-KLM.	1-Month EURIBOR + 0.50%		Monthly	MSCS	1/10/18	467,128		EUR	14,890
Akzo Nobel NV	1-Day EONIA + 0.65%		Monthly	MSCS	10/30/17	1,197,235		EUR	-
Alphabet Inc	1-Month LIBOR + 0.50%		Monthly	MSCS	9/20/18	1,298,264			232,986
Altaba Inc.	1-Day FEDEF + 0.40%		Monthly	MSCS	12/20/18	2,781,668			1,807,829
Amec Foster Wheeler PLC	1-Month LIBOR + 0.45%		Monthly	DBAB	7/03/18	1,440,665	GBP		(21,911)
Amec Foster Wheeler PLC	1-Day SONIA	+ 0.65%	Monthly	MSCS	2/06/18	194,219	GBP		-
Anglo American PLC.	1-Month LIBOR + 0.50%		Monthly	MSCS	1/18/18	182,241	GBP		191,404
Anima Holding SpA.	1-Month LIBOR + 0.50%		Monthly	MSCS	4/12/18	56,930		EUR	(4,990)
Antofagasta PLC.	1-Month LIBOR + 0.50%		Monthly	MSCS	1/18/18	328,582	GBP		243,097
Barclays PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	854,452	GBP		(68,925)
Black Hills Corp.	1-Month LIBOR	+ 0.75%	Monthly	DBAB	6/15/19	756,087			14,593
BNP Paribas SA	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	2,100,001	EUR		(104,334)
Booker Group PLC	1-Month LIBOR	+ 0.45%	Monthly	DBAB	7/03/18	1,712,669	GBP		26,204
Booker Group PLC	1-Day SONIA	+ 0.65%	Monthly	MSCS	2/06/18	1,980,074	GBP		-
Bouygues SA	1-Day EONIA	+ 0.65%	Monthly	MSCS	10/30/17	913,709		EUR	-
Caterpillar Inc.	1-Month LIBOR	+ 0.50%	Monthly	MSCS	9/20/18	1,522,870			345,456
CECONOMY AG.	1-Day EONIA	+ 0.65%	Monthly	MSCS	11/02/17	1,011,042		EUR	-
China Life Insurance Co. LTD	1-Month LIBOR	+ 0.75%	Monthly	MSCS	8/19/19	452,383			(403)
Christian Dior SE	1-Day EONIA	+ 0.65%	Monthly	MSCS	10/30/17	365,943	EUR		-
CR Bard Inc.	1-Day FEDEF	+ 0.40%	Monthly	MSCS	12/21/17	337,492			-
Croda International PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	245,204	GBP		10,884
Danone SA	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	2,775,532	EUR		33,135
Delta Air Lines Inc.	1-Month LIBOR	+ 0.50%	Monthly	MSCS	9/20/18	1,387,320			(62,176)
EDP Renovaveis SA	1-Day EONIA	+ 0.65%	Monthly	MSCS	10/30/17	621,306		EUR	-
Essity AB	1-Week STIBOR	+ 0.65%	Monthly	MSCS	4/24/19	3,232,231		SEK	-
Freeport-McMoRan Inc.	1-Month LIBOR	+ 0.50%	Monthly	MSCS	9/20/18	1,300,848			139,005
Frontier Communications Corp.	1-Month LIBOR	+ 0.75%	Monthly	DBAB	6/15/19	648,422			(26,691)
Global Logistic Properties Ltd.	1-Month SIBOR + 0.65%		Monthly	MSCS	1/15/19	3,669,812		SGD	-
Hess Corp.	1-Month LIBOR	+ 0.75%	Monthly	BNPP	11/30/17	59,181			649
Hess Corp.	1-Month LIBOR + 0.75%		Monthly	DBAB	6/15/19	129,467			(4,691)
Hikma Pharmaceuticals PLC.	1-Month LIBOR + 0.50%		Monthly	MSCS	4/12/18	509,107		GBP	(25,039)
Iliad SA.	1-Month LIBOR + 0.50%		Monthly	MSCS	4/12/18	3,923,346		EUR	58,628
International Consolidated Airlines
Group SA	1-Month LIBOR + 0.50%		Monthly	MSCS	1/18/18	369,298		GBP	132,699
ITV PLC	1-Month LIBOR + 0.50%		Monthly	MSCS	4/12/18	1,909,603	GBP		(155,611)
Kering.	1-Month EURIBOR + 0.50%		Monthly	MSCS	1/10/18	173,833		EUR	71,945
LafargeHolcim Ltd.	1-Month LIBOR + 0.50%		Monthly	MSCS	7/26/18	3,409,567	CHF		(103,620)
Las Vegas Sands Corp	1-Month LIBOR + 0.50%		Monthly	MSCS	9/20/18	1,527,688			62,400
Level 3 Communications Inc	1-Day FEDEF + 0.40%		Monthly	MSCS	12/21/17	297,351			-
McKesson Europe AG	1-Day EONIA + 0.65%		Monthly	MSCS	11/02/17	710,208	EUR		-
Micro Focus International	1-Day SONIA + 0.65%		Monthly	MSCS	2/06/18	908,200	GBP		-
Monster Beverage Corp.	1-Month LIBOR + 0.50%		Monthly	MSCS	9/20/18	874,769			135,685
Nestle SA	1-Month LIBOR + 0.50%		Monthly	MSCS	7/26/18	3,439,506	CHF		(12,670)
NVR Inc	1-Month LIBOR + 0.50%		Monthly	MSCS	9/20/18	2,864,722			2,062,736
OSG Corp.	1-Month LIBOR + 0.75%		Monthly	DBAB	11/17/17	180,949	JPY		(66)
Paysafe Group PLC	1-Month LIBOR + 0.45%		Monthly	DBAB	7/03/18	122,717	GBP		383
Plastic Omnium SA	1-Month EURIBOR + 0.50%		Monthly	MSCS	1/10/18	606,879	EUR		72,981
Premier Oil PLC	1-Month LIBOR	+ 0.40%	Monthly	DBAB	1/17/18	6,451		GBP	(2,267)
Remy Cointreau SA	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	323,584	EUR		6,061
Rio Tinto PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	1/18/18	960,067	GBP		507,899
Rio Tinto PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	9/20/18	2,924,775			749,243
RSA Insurance Group PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	1,102,154	GBP		44,699
Sky PLC	1-Month LIBOR	+ 0.45%	Monthly	DBAB	7/03/18	636,906	GBP		(1,136)
Smith & Nephew PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	1,080,007	GBP		61,064
Smiths Group PLC	1-Month LIBOR	+ 0.50%	Monthly	MSCS	4/12/18	1,066,394		GBP	(4,072)
Smurfit Kappa Group PLC.	1-Month LIBOR	+ 0.50%	Monthly	MSCS	1/18/18	683,524		GBP	65,993

franklintempleton.com										|	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)								Value/
								Unrealized
		Payment Counter-		Maturity	Notional			Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*			(Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Societe Generale SA.	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	2,017,558	EUR		$(43,250)
Sports Direct International PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	4/12/18	974,976	GBP		(88,988)
Swift Transportation Co.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,189,797			377,104
Take-Two Interactive Software Inc. .	1-Month LIBOR + 0.50%	Monthly	MSCS	9/20/18	1,949,102			2,086,789
Tatts Group Ltd.	1-Day RBACR + 0.50%	Monthly	MSCS	12/05/17	1,410,014	AUD		-
TCC International Holdings Ltd.	1-Month HIBOR + 0.65%	Monthly	MSCS	1/16/19	3,838,008	HKD		-
thyssenkrupp AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/02/17	635,393	EUR		-
Tribune Media Co	1-Day FEDEF + 0.40%	Monthly	MSCS	12/21/17	1,161,870			7,086
Ubisoft Entertainment SA	1-Month LIBOR + 1.00%	Monthly	DBAB	5/02/18	117,419	EUR		2,455
Vivendi SA	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/17	1,599,227	EUR		-
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	1,063,552	GBP		-
Welltower Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	774,443			18,115
Worldpay Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/18	4,383	GBP		-
								8,887,648
Equity Contracts - Short[b]
Adidas AG	1-Day EONIA - 0.36%	Monthly	MSCS	4/12/18	1,577,460		EUR	26,264
AEON Financial Service Co. Ltd	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	4,424,801		JPY	(44)
AEON Financial Service Co. Ltd	1-Month LIBOR - 0.40%	Monthly	BNPP	1/29/18	32,932,900		JPY	(3,653)
Akorn Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	5/21/19	2,621,176			-
Alibaba Group Holding Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/18	2,312,917			(1,032,083)
Alstria Office REIT-AG	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	2,843,354		EUR	40,961
AMAG Pharmaceuticals Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	545,787			(1,620)
Anglo American PLC.	1-Month LIBOR - 0.90%	Monthly	BNPP	5/30/18	587,505	GBP		(35,730)
Apollo Commercial Real Estate
Finance Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	239,934			208
ASM Pacific Technology Ltd.	1-Month HIBOR - 0.75%	Monthly	BNPP	4/27/18	8,042,265		HKD	(20,046)
ASM Pacific Technology Ltd.	1-Month LIBOR - 0.41%	Monthly	DBAB	7/19/18	5,157,000		HKD	(8,968)
Ayala Land Inc.	1-Month LIBOR - 4.00%	Monthly	BNPP	12/28/17	744,575			11,807
Ayala Land Inc.	1-Month LIBOR - 5.00%	Monthly	DBAB	7/20/18	132,109			588
Bayerische Motoren Werke AG	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/18	7,364		EUR	224
Becton Dickinson & Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/06/19	106,501			-
Black Hills Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	703,914			(7,159)
British Land Co. PLC.	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	141,248	GBP		2,493
Carillion PLC.	1-Month LIBOR - 1.25%	Monthly	DBAB	1/17/18	11,991		GBP	587
Cathay Pacific Airways Ltd.	1-Day HONIX - 1.67%	Monthly	MSCS	7/09/19	1,458,685		HKD	41
CenturyLink Inc.	1-Day FEDEF - 0.86%	Monthly	MSCS	2/06/19	153,895			(4,214)
China Railway Construction Ltd.	1-Month LIBOR - 0.41%	Monthly	DBAB	7/19/18	1,040,000		HKD	(3,454)
Chugoku Electric Power Co. Inc.	1-Month LIBOR - 0.40%	Monthly	BNPP	5/29/18	8,133,065		JPY	(1,051)
Citrix Systems Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,902,906			(82,169)
CP All PCL	1-Month LIBOR - 1.00%	Monthly	DBAB	2/06/18	222,723			(1,320)
Ctrip.com International Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	5,073,292			10,875
DCM Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	130,205,658	JPY		(39,135)
DHT Holdings Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	331,444			7,028
DISH Network Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	194,955			(2,233)
easyJet PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/18/18	275,794	GBP		32,735
EDION Corp.	1-Month LIBOR - 3.50%	Monthly	DBAB	11/17/17	75,029,101	JPY		(4,903)
EI Group PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	286,146		GBP	(23)
Electronics For Imaging Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	36,855			(1,965)
ENN Energy Holdings Ltd	1-Month LIBOR - 0.43%	Monthly	DBAB	7/19/18	5,051,900		HKD	15,024
ENN Energy Holdings Ltd	1-Month HIBOR - 0.40%	Monthly	BNPP	8/29/18	2,147,200		HKD	(8,714)
Euronet Worldwide Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	2,043,688			(34,472)
Evonik Industries AG.	1-Month LIBOR - 0.35%	Monthly	BNPP	11/29/17	619,784	EUR		14,126
Fresenius SE & Co. KGaA	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	598,788	EUR		(19,284)
Fresenius SE & Co. KGaA.	1-Month LIBOR - 0.35%	Monthly	BNPP	11/29/17	831,738	EUR		(246)
Frontier Communications Corp.	1-Month LIBOR - 2.00%	Monthly	DBAB	6/15/19	476,619			28,546
Galp Energia SGPS SA.	1-Month EURIBOR - 0.35%	Monthly	BNPP	9/27/18	143,286		EUR	(1,932)
General Cable Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	57,521			2,299
Golar LNG Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	556,370			(31,850)
Grand City Properties SA	1-Month EURIBOR - 0.35%	Monthly	BNPP	10/29/18	34,552		EUR	(480)
Great Portland Estates PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	524,351		GBP	(2,852)

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 50

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)							Value/
							Unrealized
		Payment Counter-		Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)
Equity Contracts - Short[b] (continued)
Haitian International Holdings Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	5,689,800	HKD	$(56,691)
Haitian International Holdings Ltd.	1-Month HIBOR - 0.40%	Monthly	BNPP	9/28/18	1,030,567	HKD	(6,444)
Haitong International Securities Group Ltd.	1-Month LIBOR - 1.75%	Monthly	DBAB	7/19/18	334,340	HKD	(1,113)
Hess Corp.	1-Month LIBOR - 0.30%	Monthly	BNPP	11/30/17	36,229		(374)
Hess Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	101,750		4,532
Iberdrola SA	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	1,961,611	EUR	20,251
IHH Healthcare Bhd	1-Month LIBOR - 3.11%	Monthly	DBAB	9/20/18	380,658	SGD	267
Inmarsat PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	4/03/18	321,661		3,525
Intel Corp	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,517,940		27,136
iShares STOXX Europe 600 UCITS ETF	1-Day EONIA - 0.63%	Monthly	MSCS	1/10/18	16,928	EUR	221
J Sainsbury PLC	1-Month LIBOR - 0.40%	Monthly	BNPP	12/29/17	411,546	GBP	1,122
J Sainsbury PLC	1-Month LIBOR - 0.50%	Monthly	DBAB	1/17/18	133,275	GBP	4,402
JD Sports Fashion PLC.	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/18	173,626	GBP	19,354
John Wood Group PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	1,481,773	GBP	37,629
John Wood Group PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/04/19	194,970	GBP	(3,825)
Kansai Paint Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	33,549,842	JPY	(19,600)
Kloeckner & Co. SE	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	31,234	EUR	(364)
Koninklijke KPN NV	1-Month LIBOR - 0.35%	Monthly	BNPP	6/27/18	170,155	EUR	(217)
Koninklijke KPN NV	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	79,455	EUR	3,493
K's Holdings Corp.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17 278,489,837		JPY	(38,415)
Kyushu Electric Power Co. Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	11,020,800	JPY	1,523
Lam Research Corp.	1-Month LIBOR - 0.30%	Monthly	BNPP	11/30/17	1,324,761		(68,047)
Larsen & Toubro Ltd	1-Month LIBOR - 2.00%	Monthly	DBAB	3/17/18	248,198		(3,200)
Liberty Braves Group, A	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	72,011		1,269
Liberty Media Corp.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	217,496		(31,218)
Liberty Media Corp.-Liberty SiriusXM	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,147,898		(33,206)
Live Nation Entertainment Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	328,148		(1,298)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	10/31/17	358,127	EUR	-
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.40%	Monthly	MSCS	4/12/18	3,353,113	EUR	(96,204)
Maire Tecnimont SpA	1-Month LIBOR - 2.25%	Monthly	DBAB	6/11/18	491,302	EUR	(6,399)
Maire Tecnimont SpA	1-Month EURIBOR - 3.25%	Monthly	BNPP	7/27/18	228,359	EUR	(6,025)
The Medicines Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,261,838		(5,652)
MercadoLibre Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,265,099		(119,643)
Mitsubishi Chemical Holdings Corp.	1-Month LIBOR - 0.40%	Monthly	BNPP	10/29/18	25,820,455	JPY	(4,289)
Molina Healthcare Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,585,890		(193,322)
National Grid PLC.	1-Month LIBOR - 0.40%	Monthly	BNPP	3/28/18	253,649	GBP	(1,524)
NH Hotel Group SA.	1-Month LIBOR - 1.50%	Monthly	DBAB	7/19/18	188,470	EUR	3,255
Nice Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	308,779		(11,599)
Norwegian Air Shuttle ASA	1-Week NIBOR - 12.75%	Monthly	MSCS	8/20/19	26,342	NOK	103
Nuance Communications Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	498,457		3,547
Nyrstar NV	1-Month LIBOR - 10.00%	Monthly	DBAB	1/15/18	123,088	EUR	(8,241)
Nyrstar NV	1-Month EURIBOR - 11.00%	Monthly	BNPP	4/27/18	95,596	EUR	3,307
OCI NV.	1-Month LIBOR - 2.00%	Monthly	DBAB	7/19/18	222,087	EUR	18,233
Oita Bank Ltd	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	932,715		22,122
Pacific Basin Shipping Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	7/19/18	810,823	HKD	3,729
Palo Alto Networks Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	2,811,472		(23,086)
Pattern Energy Group Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	87,845		(3,539)
Playtech PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/19/18	1,420,689	EUR	62,989
Premier Oil PLC	1-Month LIBOR - 7.50%	Monthly	DBAB	4/03/18	344,504		(22,381)
Primary Health Properties PLC	1-Month LIBOR - 2.50%	Monthly	DBAB	1/17/18	269,776	GBP	(4,333)
Primary Health Properties PLC	1-Month LIBOR - 2.75%	Monthly	BNPP	1/29/18	17,902	GBP	(247)
Prysmian SpA.	1-Month EURIBOR - 0.35%	Monthly	BNPP	2/28/18	1,716,808	EUR	(897)
Red Hat Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	2,035,299		(132,123)
Resorttrust Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB 11/17/17		645,300	JPY	256
Richter Gideon Nyrt	1-Month LIBOR - 0.50%	Monthly	BNPP	12/29/17	782,570	EUR	2,021

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)						Value/
Unrealized
		Payment Counter-		Maturity	Notional	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Depreciation)
OTC Swap Contracts (continued)

Equity Contracts - Short[b] (continued)
Richter Gideon Nyrt	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	2,526,106	EUR $	(28,907)
Salesforce.com Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,639,221		(86,054)
Sankyo Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	13,426,645	JPY	(1,978)
SAS AB	1-Week STIBOR - 2.63%	Monthly	MSCS	8/20/19	68,489	SEK	(199)
SBI Holdings Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	14,138,302	JPY	2,106
ServiceNow Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,764,713		(145,432)
Shionogi & Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	63,982,372	JPY	(8,482)
Ship Finance International Ltd.	1-Month LIBOR - 0.90%	Monthly	DBAB	6/15/19	1,174,799		43,560
Siliconware Precision Industries Co. Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	9/19/18	261,483		366
Siliconware Precision Industries Co. Ltd.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	221,654		(4,661)
Sinclair Broadcast Group Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	5/21/19	201,526		(1,199)
SKF AB.	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	45,806	SEK	9
SPDR S&P500 ETF Trust	1-Day FEDEF - 0.35%	Monthly	MSCS	2/27/18	4,114,262		(588,048)
Spectris PLC.	1-Month LIBOR - 0.40%	Monthly	DBAB	5/09/18	104,842	GBP	4,541
St. Modwen Properties PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	1/17/18	7,436	GBP	(490)
Starwood Property Trust Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	56,052		(32)
STMicroelectronics NV	1-Month LIBOR - 0.35%	Monthly	BNPP	3/28/18	242,320		(2,665)
SubseaSA.	1-Month LIBOR - 0.75%	Monthly	DBAB	10/19/17	285,066	EUR	(6,664)
Suzuki Motor Corp.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	93,592,593	JPY	11,756
Suzuki Motor Corp.	1-Month LIBOR - 0.40%	Monthly	BNPP	1/29/18	80,064,000	JPY	4,427
Tabcorp Holdings Ltd.	1-Day RBACR - 0.47%	Monthly	MSCS	12/05/17	167,199	AUD	(4,038)
Teijin Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	45,779,869	JPY	(7,972)
Tesco PLC	1-Month LIBOR - 0.40%	Monthly	DBAB	7/03/18	1,341,164	GBP	(11,300)
Tesco PLC	1-Month SONIA - 0.35%	Monthly	MSCS	2/06/18	1,543,687	GBP	-
Toho Holdings Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	42,707,168	JPY	(9,338)
Tohoku Electric Power Co. Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	47,677,090	JPY	(2,813)
Toppan Printing Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	16,937,736	JPY	1,816
Tullow Oil Jersey Ltd.	1-Month LIBOR - 1.25%	Monthly	BNPP	5/30/18	241,858		(364)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	4/12/18	1,371,447	EUR	(30,132)
Vantiv Inc., Class A.	1-Day SONIA - 0.35%	Monthly	MSCS	8/20/19	3,608	GBP	(1)
VeriSign Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	3,473,213		(181,428)
Volvo AB.	1-Week STIBOR - 0.50%	Monthly	MSCS	8/20/19	50,382	SEK	142
Welltower Inc.	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	595,709		(16,333)
Wizz Air Holdings Plc	1-Day SONIA - 0.35%	Monthly	MSCS	1/18/18	239,146	GBP	(40,541)
Workday Inc	1-Month LIBOR - 0.35%	Monthly	DBAB	6/15/19	1,135,273		(68,955)
Yamada Denki Co. Ltd.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	287,008,021	JPY	(10,889)
Yamagata Bank Ltd.	1-Month LIBOR - 1.50%	Monthly	DBAB	11/17/17	863,980		(17,596)
Yamaguchi Financial Group Inc.	1-Month LIBOR - 0.40%	Monthly	DBAB	11/17/17	2,418,790		72,724
Yuexiu Transport Infrastructure Ltd. .	1-Month LIBOR - 1.88%	Monthly	DBAB	7/19/18	4,386,078	HKD	(19,103)
							(2,969,191)
Fixed Income Contracts - Long[a]
ACS Actividades Finance BV.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/09/18	2,294,445	EUR	(3,820)
AEON Financial Service Co. Ltd	1-Month LIBOR + 0.75%	Monthly	BNPP	1/29/18	110,641,776	JPY	3,976
Alstria Office REIT-AG	1-Month LIBOR + 0.90%	Monthly	DBAB	6/14/18	3,148,200	EUR	(18,931)
AMAG Pharmaceuticals Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,401,246		(24,493)
America Movil SAB de CV.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/25/18	2,180,322	EUR	(3,016)
America Movil SAB de CV.	1-Month EURIBOR + 0.80%	Monthly	BNPP	7/27/18	197,100	EUR	1,089
Apollo Commercial Real Estate Finance
Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	3/15/19	509,870		(1,722)
Asia View Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	1,112,375		26,662
ASM Pacific Technology Ltd.	1-Month HIBOR + 0.90%	Monthly	BNPP	4/27/18	13,928,471	HKD	15,208
ASM Pacific Technology Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/18/18	13,901,667	HKD	17,861
AYC Finance Ltd.	1-Month LIBOR + 1.00%	Monthly	BNPP	11/29/17	1,144,836		1,136

52 | Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.					franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)							Value/
							Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a]
(continued)
AYC Finance Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	645,125		$5,545
British Land Jersey Ltd	1-Month LIBOR + 0.80%	Monthly	BNPP	9/10/17	402,821	GBP	(246)
British Land Jersey Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	9/10/17	1,106,303	GBP	607
Carillion Finance White 2015 Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	1,570,861	GBP	(55,093)
China Railway Construction Corp.
Ltd	1-Month LIBOR + 1.00%	Monthly	DBAB	1/22/18	281,750		2,913
Chugoku Electric Power Co. Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	3/23/18	39,810,280	JPY	(206)
Chugoku Electric Power Co. Inc.	1-Month LIBOR + 0.75%	Monthly	BNPP	5/29/18	120,030,600	JPY	(4,163)
Citrix Systems Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	4/15/19	3,016,058		94,966
CP Foods Holdings Ltd.	1-Month LIBOR + 0.75%	Monthly	BNPP	1/29/18	408,120		3,395
CP Foods Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	817,611		4,879
Ctrip.com International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	10/15/18	5,527,697		(77,388)
Ctrip.com International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,251,979		14,968
Dana Gas Sukuk Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	10/31/17	129,013		2,241
DCM Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	249,660,000	JPY	45,855
DHT Holdings Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,173,733		4,595
DISH Network Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	341,140		3,755
EDION Corp.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	95,440,000	JPY	11,153
Electronics For Imaging Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	6/15/19	308,054		232
ENN Energy Holdings Ltd	1-Month LIBOR + 0.90%	Monthly	BNPP	1/29/18	272,424		5,653
ENN Energy Holdings Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	2/26/18	1,410,141		(20,767)
Enterprise Funding Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/17/18	923,821	GBP	9,815
Euronet Worldwide Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,799,059		53,134
Fresenius SE & Co. KGaA	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	704,969	EUR	25,755
Fresenius SE & Co. KGaA.	1-Month EURIBOR + 0.80%	Monthly	BNPP	11/29/17	872,286	EUR	(258)
General Cable Corp.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	114,208		(1,584)
Golar LNG Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,660,415		65,202
Golden Ocean Group Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/07/17	914,014		26,692
Grand City Properties SA	1-Month EURIBOR + 0.80%	Monthly	BNPP	10/29/18	200,803	EUR	(1,121)
Great Portland Estates Capital Jersey
Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	1,532,865	GBP	10,205
Green Plains Inc.	1-Month LIBOR + 1.00%	Monthly	DBAB	9/29/17	290,973		1,697
Gulf Keystone Petroleum Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	206,611		95
Haitian International Holdings Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	5/12/18	1,766,139		185,295
Haitong International Securities
Group Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	6/25/18	2,056,000	HKD	1,966
Indah Capital Ltd.	1-Month LIBOR + 1.00%	Monthly	DBAB	9/19/18	1,040,750	SGD	3,125
Inmarsat PLC	1-Month LIBOR + 1.00%	Monthly	DBAB	7/02/18	923,126		(4,092)
Intel Corp	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,773,965		(38,090)
J Sainsbury PLC	1-Month LIBOR + 0.80%	Monthly	BNPP	12/29/17	1,937,127	GBP	(3,692)
J Sainsbury PLC	1-Month LIBOR + 0.90%	Monthly	DBAB	1/15/18	306,134	GBP	(1,101)
Kansai Paint Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	95,715,000	JPY	23,431
Klockner & Co. Financial Services SA 1-Month LIBOR + 0.90%		Monthly	DBAB	7/25/18	102,755	EUR	712
K's Holdings Corp.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17 279,544,230		JPY	49,404
Kyushu Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	31,935,000	JPY	(2,231)
Lam Research Corp.	1-Month LIBOR + 0.75%	Monthly	BNPP	11/30/17	1,327,169		65,558
Liberty Media Corp	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,879,065		33,109
Larsen & Toubro Ltd	1-Month LIBOR + 1.50%	Monthly	DBAB	2/20/18	1,066,538		763
Live Nation Entertainment Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	5/15/19	477,952		3,162
Magyar Nemzeti Vagyonkezelo ZRT	1-Month EURIBOR + 0.80%	Monthly	BNPP	12/29/17	1,336,825	EUR	(4,343)
Magyar Nemzeti Vagyonkezelo ZRT	1-Month LIBOR + 0.90%	Monthly	DBAB	1/17/18	3,809,246	EUR	81,467
Maire Tecnimont SpA	1-Month LIBOR + 0.90%	Monthly	DBAB	6/11/18	486,988	EUR	2,729
Maire Tecnimont SpA	1-Month EURIBOR + 0.80%	Monthly	BNPP	7/27/18	238,521	EUR	7,331
The Medicines Co.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,982,635		10,121
MercadoLibre Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,355,982		121,931

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

							Value/
Total Return Swap Contracts (continued)							Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[a]
(continued)
Mitsubishi Chemical Holdings Corp.	1-Month LIBOR + 0.75%	Monthly	BNPP	10/29/18	95,294,610	JPY	$4,182
Molina Healthcare Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,892,480		190,928
National Grid North America Inc.	1-Month LIBOR + 0.80%	Monthly	BNPP	3/28/18	1,526,677	GBP	3,182
NH Hotel Group SA.	1-Month LIBOR + 0.90%	Monthly	DBAB	4/12/18	242,708	EUR	968
Nice Systems Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	553,962		13,349
Nuance Communications Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,022,065		2,289
Nyrstar NV	1-Month LIBOR + 0.90%	Monthly	DBAB	1/15/18	419,811	EUR	6,152
Nyrstar NV	1-Month EURIBOR + 0.80%	Monthly	BNPP	4/27/18	535,489	EUR	(4,970)
OCI NV.	1-Month LIBOR + 0.90%	Monthly	DBAB	2/09/18	2,096,333	EUR	12,479
Oita Bank Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	2,455,250		(25,177)
Palo Alto Networks Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	4,120,733		39,177
Parpublica - Participacoes Publicas
SGPS SA	1-Month EURIBOR + 0.80%	Monthly	BNPP	9/28/17	686,156	EUR	(2,860)
Pattern Energy Group Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	306,751		5,377
PB Issuer No. 4 Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	8/20/18	789,431		10,024
PHP Finance Jersey Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	493,339	GBP	2,841
Prysmian SpA.	1-Month EURIBOR + 0.80%	Monthly	BNPP	2/28/18	2,183,329	EUR	(8,553)
PT Jersey Ltd	1-Month LIBOR + 0.90%	Monthly	DBAB	2/19/18	1,977,391	EUR	(39,920)
RAG-Stiftung	1-Month EURIBOR + 0.80%	Monthly	BNPP	11/29/17	2,329,930	EUR	(6,597)
Red Hat Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,523,897		141,631
Resorttrust Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	6/15/19	10,052,500	JPY	(487)
Sacyr SA	1-Month EURIBOR + 0.80%	Monthly	BNPP	11/29/17	200,505	EUR	5
Sacyr SA	1-Month LIBOR + 0.90%	Monthly	DBAB	4/12/18	99,848	EUR	467
Salesforce.com Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	4/01/18	1,797,804		83,190
Sankyo Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	109,917,500	JPY	5,647
SBI Holdings Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/02/17	22,130,000	JPY	(5,074)
ServiceNow Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	11/01/18	2,150,654		160,560
Shionogi & Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	83,385,000	JPY	9,690
Ship Finance International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	2/01/18	473,678		(6,318)
Ship Finance International Ltd.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	2,331,242		(29,943)
Siem Industries Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	6/15/19	420,447	EUR	2,260
Siliconware Precision Industries Co.
Ltd	1-Month LIBOR + 1.00%	Monthly	DBAB	9/19/18	1,923,688		65,151
St. Modwen Properties Securities
Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	7/19/18	302,044	GBP	3,761
Starwood Property Trust Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	10/15/17	1,570,428		5,166
Starwood Property Trust Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	332,308		3,294
Suzuki Motor Corp.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	210,337,500	JPY	(21,148)
Suzuki Motor Corp.	1-Month LIBOR + 0.75%	Monthly	BNPP	1/29/18	13,976,230	JPY	(951)
Teijin Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	83,160,000	JPY	6,098
Toho Holdings Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	119,900,000	JPY	15,871
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	212,205,000	JPY	5,044
Tohoku Electric Power Co. Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	208,582,500	JPY	9,831
Toppan Printing Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	43,926,000	JPY	(1,107)
Tullow Oil Jersey Ltd.	1-Month LIBOR + 0.90%	Monthly	BNPP	6/27/18	649,266		(1,966)
VeriSign Inc.	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	3,525,145		190,996
Volcan Holdings PLC	1-Month LIBOR + 0.50%	Monthly	BNPP	8/30/18	668,670	GBP	35,525
Workday Inc	1-Month LIBOR + 0.75%	Monthly	DBAB	6/15/19	1,656,461		80,310
Yamada Denki Co. Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	11/17/17	379,110,930	JPY	16,570
Yamagata Bank Ltd.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	2,884,000		21,942
Yamaguchi Financial Group Inc.	1-Month LIBOR + 0.90%	Monthly	DBAB	12/19/17	3,879,342		(91,782)
							1,690,135

54 | Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.					franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31,2017 ( UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

							Value/
							Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Short[b]
IBoxx USD Liquid High Yield Index .	1-Month LIBOR	Quarterly	JPHQ	9/20/17	1,380,000		$(7,286)
IBoxx USD Liquid High Yield Index .	1-Month LIBOR	Quarterly	JPHQ	9/20/17	2,070,000		(33,018)
IBoxx USD Liquid High Yield Index .	1-Month LIBOR	Quarterly	JPHQ	9/20/17	17,822,000		(130,011)
IBoxx USD Liquid High Yield Index .	1-Month LIBOR	Quarterly	JPHQ	9/20/17	2,800,000		(14,781)
United Kingdom Gilt	1-Month LIBOR - 0.75%	Monthly	DBAB	7/03/18	414,865	GBP	(2,662)
							(187,758)
Total Total Return Swap Contracts							$7,420,834

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate. bThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

Abbreviations

Counterparty		Currency		Selected Portfolio		Index

BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.EM	CDX Emerging Markets
Index
BNYM	The Bank of New York Mellon	AUD	Australian Dollar	ARPP7DRR	Argentina Central Bank 7 Day	CDX.NA.HY	CDX North America High
	Corp.				Repo Rate		Yield Index
BOFA	Bank of America, N.A.	BRL	Brazilian Real	BRLCDI	Brazil Cetip Di Interbank Deposit	CDX.NA.IG	CDX North America
					Rate		Investment Grade Index
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BURBOR	Budapest Interbank Offered Rate	CMBX.NA	Commercial Mortgage
Backed North America
Index
DBAB	Deutsche Bank, AG	CHF	Swiss Franc	EONIA	Euro OverNight Index Average

JPHQ	JP Morgan Chase Bank, N.A.	COP	Colombian Peso	ETF	Exchange Traded Fund

MSCO	Morgan Stanley & Co., LLC	CZK	Czech Koruna	EURIBOR	Euro Interbank Offered Rate
MSCS	Morgan Stanley Capital	EGP	Egyptian Pound	FEDEF	Federal Funds Effective Rate
Services LLC
UBSW	UBS AG	EUR	Euro	FRN	Floating Rate Note

		GBP	British Pound	FTSE	Financial Times Stock Exchange

		HKD	Hong Kong Dollar	HIBOR	Hong Kong Interbank Offer Rate

		HUF	Hungarian Forint	HONIX	Hong Kong Overnight Index Rate

		INR	Indian Rupee	JIBAR	Johannesburg Interbank Agreed
Rate
		JPY	Japanese Yen	LIBOR	London InterBank Offered Rate

		MXN	Mexican Peso	MBS	Mortgage-Backed Security

		NOK	Norwegian Krone	MSCI	Morgan Stanley Capital
International
		PHP	Philippine Peso	PIK	Payment In-Kind

		PLN	Polish Zloty	RBACR	Reserve Bank of Australia Cash
Rate
		RUB	Russian Ruble	REIT	Real Estate Investment Trust

		SEK	Swedish Krona	SAFEX	South African Futures Exchange

		SGD	Singapore Dollar	SONIA	Sterling Overnight Index Average

		TRY	Turkish Lira	SPDR	Standard & Poor’s Depositary
Receipt
		USD	United States	STIBOR	Stockholm Interbank Offered
			Dollar		Rate
		ZAR	South African	TIIE	Interbank Equilibrium Interest
			Rand		Rate
				TOPIX	Tokyo Price Index
				ULSD	Ultra-Low Sulfur Diesel

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2017 (unaudited)
Franklin K2 Global Macro Opportunities Fund

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes 6.4%
Mortgage Real Estate Investment Trusts (REITs) 2.3%
[a]JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18	Egypt	10,265,000	EGP $	528,130

Oil, Gas & Consumable Fuels 4.1%
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21	Brazil	156,000		162,084
8.375%, 5/23/21	Brazil	109,000		123,974
6.125%, 1/17/22	Brazil	186,000		197,625
4.375%, 5/20/23	Brazil	102,000		100,113
Petroleos Mexicanos, senior note,
6.00%, 3/05/20	Mexico	139,000		150,259
6.375%, 2/04/21	Mexico	126,000		139,356
[a,b] FRN, Reg S, 4.878% (3-Month USD LIBOR + 3.650%), 3/11/22	Mexico	42,000		45,831
[a]Reg S, 5.375%, 3/13/22	Mexico	40,000		42,970
				962,212

Total Corporate Bonds and Notes (Cost $1,458,805)				1,490,342

Foreign Government and Agency Securities 10.6%

Argentine Bonos del Tesoro, 21.20%, 9/19/18	Argentina	1,301,465	ARS	74,520
Government of Argentina,
7.82%, 12/31/33	Argentina	273,845	EUR	358,761
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	228,585	EUR	183,763
senior bond, 7.82%, 12/31/33	Argentina	16,513	EUR	21,847
[b]senior note, FRN, 23.624% (ARS Badlar + 3.00%), 10/09/17	Argentina	3,014,497	ARS	175,081
[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	120,659
senior note, 5.625%, 1/26/22	Argentina	92,000		96,462
[a]Government of Egypt, senior note, Reg S, 6.125%, 1/31/22	Egypt	200,000		208,600
[c]Government of Hellenic Republic, senior note, 144A, 4.75%, 4/17/19		235,000	EUR	287,513
Government of Mexico, 6.50%, 6/09/22	Mexico	3,180,000	MXN	176,409
Government of Russia, 7.40%, 12/07/22	Russia	8,172,000	RUB	139,757
Government of South Africa,
7.00%, 2/28/31	South Africa	699,822	ZAR	44,712
R186, 10.50%, 12/21/26	South Africa	2,307,000	ZAR	199,113
[a]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	107,000		111,649
7.75%, 9/01/21	Ukraine	100,000		104,493
[a]National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000	INR	158,730
Total Foreign Government and Agency Securities
(Cost $2,329,456)				2,462,069
Total Investments before Short Term Investments
(Cost $3,788,261)
				3,952,411

Short Term Investments 75.2%
Foreign Government and Agency Securities
(Cost $499,432) 2.2%
[d]Egyptian Treasury Bills, 3/06/18	Egypt	9,625,000	EGP	499,817

		Shares

Money Market Funds 71.1%
[e,f] Dreyfus Government Cash Management, Institutional Shares, 0.93%	United States	5,459,282		5,459,282
[e] Fidelity Investments Money Market Funds, 0.89%	United States	11,061,584		11,061,584
Total Money Market Funds (Cost $16,520,866)				16,520,866

franklintempleton.com	Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments. | 56

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

		Principal
	Country	Amount*	Value

Repurchase Agreements (Cost $430,651) 1.9%
[g]Joint Repurchase Agreement, 1.057%, 9/01/17 (Maturity Value $430,664)
BNP Paribas Securities Corp. (Maturity Value $293,807)
Deutsche Bank Securities Inc. (Maturity Value $21,904)
HSBC Securities (USA) Inc. (Maturity Value $110,177)	United States	430,651	$430,651
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,776)
Collateralized by U.S. Government Agency Securities, 0.875% -
1.50%, 10/01/18 - 2/28/20; [d]U.S. Treasury Bill, 11/02/17;
U.S. Treasury Bond, 8.125%, 5/15/21; and U.S. Treasury Note,
1.25% - 2.00%, 9/30/17 - 5/15/22 (valued at $439,342)
Total Investments (Cost $21,239,210) 92.2%			21,403,745

Other Assets, less Liabilities 7.8%			1,821,163
Net Assets 100.0%			$23,224,908

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the aggregate value of these securities was $1,321,062, representing 5.7% of net assets.

 bThe coupon rate shown represents the rate at period end.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the value of this security was $287,513, representing 1.2% of net assets.

dThe security was issued on a discount basis with no stated coupon rate.

eThe rate shown is the annualized seven-day yield at period end.

 fA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.

 gInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2017, all repurchase agreements had been entered into on that date.

At August 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date (Depreciation)
Commodity Contracts[a]
Aluminum	Long	8	$420,650	9/18/17	$31,678
Aluminum	Short	8	420,650	9/18/17	(16,536)
Aluminum	Long	6	318,225	12/18/17	3,197
Cocoa	Short	5	98,404	12/12/17	3,453
Coffee	Short	1	48,506	12/18/17	597
Copper	Long	8	1,352,701	9/18/17	180,654
Copper	Short	7	1,183,613	9/18/17	(91,639)
Copper	Long	3	509,888	12/18/17	(2,034)
Copper	Long	4	309,850	12/27/17	15,752
Corn	Short	4	71,550	12/14/17	(324)
Cotton	Short	1	35,465	12/06/17	(943)
Gold 100 Oz	Long	5	661,100	12/27/17	13,259
Kansas City Wheat	Short	2	43,625	12/14/17	607
Low Sulphur Gas Oil	Long	1	50,325	10/12/17	2,673
Natural Gas	Short	6	182,400	9/27/17	(9,013)
Natural Gas	Short	1	31,020	10/27/17	(1,042)
Nickel	Long	2	141,018	9/18/17	23,312
Nickel	Short	2	141,018	9/18/17	(15,602)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)					Value/
					Unrealized
		Number of	Notional	Expiration Appreciation
Description	Type	Contracts	Amount*	Date (Depreciation)
Commodity Contracts[a] (continued)
Nickel	Long	1	$70,881	12/18/17	$6
NY Harbor ULSD	Short	4	292,639	9/29/17	(18,027)
RBOB Gasoline	Long	1	74,726	9/29/17	11,565
RBOB Gasoline	Short	6	448,358	9/29/17	(61,816)
Soybean Meal	Short	2	59,900	12/14/17	1,254
Soybean Oil.	Short	2	42,072	12/14/17	(4,139)
Soybeans	Short	3	141,788	11/14/17	(1,158)
Sugar	Short	5	80,640	9/29/17	1,800
Sugar	Short	6	100,665	2/28/18	(1,652)
Wheat	Short	11	238,975	12/14/17	9,395
WTI Crude Oil	Short	7	330,610	9/20/17	14,034
Zinc	Long	4	314,275	9/18/17	37,913
Zinc	Short	4	314,275	9/18/17	(22,580)
Zinc	Long	2	157,325	12/18/17	1,532
			8,687,137		106,176
Currency Contracts
AUD/USD	Long	4	317,920	9/18/17	17,025
AUD/USD	Short	11	874,280	9/18/17	(6,219)
CHF/USD	Short	2	260,700	9/18/17	(217)
EUR/USD	Long	11	1,637,900	9/18/17	49,368
EUR/USD	Short	22	3,275,800	9/18/17	(82,465)
GBP/USD	Short	9	727,875	9/18/17	(4,914)
JPY/USD	Short	10	1,137,312	9/18/17	11,582
MXN/USD	Long	7	195,825	9/18/17	6,178
NZD/USD	Short	2	143,520	9/18/17	2,085
U.S. Dollar Index	Short	7	648,396	9/18/17	3,609
			9,219,528		(3,968)
Equity Contracts
Amsterdam Index.	Long	1	122,807	9/15/17	(1,385)
CAC 40 10 Euro Index	Long	1	60,528	9/15/17	(1,257)
DJIA Mini E-CBOT Index	Long	4	439,000	9/15/17	12,042
EURO STOXX 50 Index.	Long	1	40,761	9/15/17	(1,545)
FTSE 100 Index.	Long	9	864,982	9/15/17	6,702
FTSE/JSE Top 40 Index.	Long	7	268,140	9/21/17	4,628
FTSE/MIB Index	Long	1	128,943	9/15/17	3,693
Hang Seng Index	Long	6	1,070,964	9/28/17	15,654
H-Shares Index	Long	2	144,037	9/28/17	4,199
Mini MSCI EAFE Index	Long	3	290,220	9/15/17	2,559
Mini MSCI Emerging Market Index	Long	11	597,410	9/15/17	37,299
Nasdaq 100 E-Mini Index	Long	2	239,630	9/15/17	10,004
Nasdaq 100 E-Mini Index	Short	1	119,815	9/15/17	(1,352)
Nikkei 225 Index	Long	1	179,106	9/07/17	3,001
OMX Stockholm 30 Index.	Short	2	38,876	9/15/17	(264)
Russell 2000 Mini Index	Long	1	70,220	9/15/17	1,419
Russell 2000 Mini Index	Short	11	772,420	9/15/17	(10,135)
S&P 500 E-Mini Index	Long	2	247,010	9/15/17	4,209
S&P 500 E-Mini Index	Short	1	123,505	9/15/17	(2,192)
S&P/TSX 60 Index.	Long	1	142,703	9/14/17	(1,695)
SPI 200 Index	Long	1	113,042	9/21/17	1,006
TOPIX Index	Long	5	737,254	9/07/17	9,628
			6,811,373		96,218
Interest Rate Contracts
3 Month Euribor	Long	1	297,820	9/16/19	339
3 Month Euribor	Long	2	595,283	12/16/19	635
10 Yr. Mini Japan Government Bond	Long	5	687,270	9/11/17	1,254
90 Day Bank Bill	Long	2	1,582,681	3/08/18	(128)
90 Day Bank Bill	Long	1	791,185	6/07/18	101

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

					Value/
Futures Contracts (continued)					Unrealized
		Number of	Notional	Expiration Appreciation
Description	Type	Contracts	Amount*	Date (Depreciation)
Interest Rate Contracts (continued)
90 Day Bank Bill	Long	1	$791,030	9/13/18	$(67)
90 Day Eurodollar	Long	1	246,125	9/17/18	23
90 Day Eurodollar	Long	1	245,950	12/17/18	173
90 Day Eurodollar	Long	1	245,862	3/18/19	186
90 Day Eurodollar	Long	1	245,775	6/17/19	(39)
90 Day Eurodollar	Long	1	245,688	9/16/19	60
90 Day Eurodollar	Long	1	245,538	12/16/19	48
90 Day Sterling	Long	1	160,909	6/20/18	48
90 Day Sterling	Long	3	482,534	9/19/18	143
90 Day Sterling	Long	3	482,340	12/19/18	224
90 Day Sterling	Long	4	642,796	3/20/19	452
90 Day Sterling	Long	2	321,269	6/19/19	128
90 Day Sterling	Long	2	321,139	9/18/19	(2)
90 Day Sterling	Long	1	160,489	12/18/19	(1)
Australian 10 Yr. Bond	Long	1	102,337	9/15/17	(647)
Canadian 10 Yr. Bond	Long	1	110,711	12/18/17	292
Canadian 10 Yr. Bond	Short	1	110,711	12/18/17	(224)
Euro BOBL	Long	10	1,584,962	9/07/17	10,085
Euro BOBL	Short	1	158,496	9/07/17	(1,952)
Euro BOBL	Long	3	469,846	12/07/17	(146)
Euro OAT.	Long	1	179,472	9/07/17	2,793
Euro OAT.	Long	1	185,984	12/07/17	118
Euro Schatz.	Long	5	668,228	9/07/17	947
Euro Schatz.	Long	1	133,521	12/07/17	(19)
Euro-BTP Italian Government Bond	Long	3	490,488	9/07/17	9,911
Euro-Bund	Long	4	786,077	9/07/17	9,925
Euro-Bund	Short	2	393,038	9/07/17	(7,727)
Euro-Bund	Long	1	193,103	12/07/17	(203)
Euro-Buxl 30 Yr. Bond	Short	1	200,400	9/07/17	(1,309)
Long Gilt	Long	5	823,053	12/27/17	1,894
U.S. Treasury 2 Yr. Note	Short	1	216,313	12/29/17	(79)
U.S. Treasury 5 Yr. Note	Long	3	355,500	12/29/17	168
U.S. Treasury 10 Yr. Note	Long	39	4,952,390	12/19/17	13,324
U.S. Treasury 10 Yr. Note	Short	3	380,953	12/19/17	(709)
U.S. Treasury Long Bond	Long	1	156,094	12/19/17	1,186
			21,443,360		41,205
Total Futures Contracts					$239,631

*	As of period end.
[a]	A portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At August 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	959,724	302,318	9/05/17	$2,483	$(155)
Brazilian Real	JPHQ	Sell	959,724	303,711	9/05/17	155	(1,090)
South Korean Won	JPHQ	Sell	197,009,669	173,142	9/11/17	–	(1,591)
Argentine Peso	BOFA	Buy	290,189	17,294	9/20/17	–	(718)
Argentine Peso	BOFA	Sell	290,189	17,212	9/20/17	636	–
Brazilian Real	JPHQ	Buy	1,145,932	350,000	9/20/17	12,976	(72)
Brazilian Real	JPHQ	Sell	478,703	150,000	9/20/17	–	(1,600)
Chilean Peso	JPHQ	Buy	227,151,815	350,000	9/20/17	13,119	–
Chinese Yuan	JPHQ	Buy	1,679,037	250,000	9/20/17	4,360	–

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	JPHQ	Sell	339,623	50,000		9/20/17	$–		$(1,450)
Chinese Yuan	JPHQ	Sell	1,160,675	173,142		9/20/17	–		(2,690)
Euro.	JPHQ	Buy	51,570	61,200		9/20/17	259		–
Euro.	JPHQ	Sell	300,000	92,042,498	HUF	9/20/17	13,347		(12,125)
Euro.	JPHQ	Sell	1,150,000	10,782,029	NOK	9/20/17	54,426		(34,512)
Euro.	JPHQ	Sell	250,000	1,054,140	PLN	9/20/17	13,613		(16,015)
Euro.	JPHQ	Sell	300,000	2,873,860	SEK	9/20/17	18,774		(14,199)
Euro	MSCO	Buy	153,421	171,911		9/20/17	10,928		–
Euro	MSCO	Sell	845,851	946,878		9/20/17	–		(61,160)
Hungarian Forint.	JPHQ	Sell	31,033,923	100,000	EUR	9/20/17	5,152		(6,936)
Indian Rupee	JPHQ	Buy	29,246,504	450,000		9/20/17	6,428		–
Indian Rupee	JPHQ	Sell	9,649,416	150,000		9/20/17	–		(591)
Indian Rupee	MSCO	Buy	3,812,254	58,542		9/20/17	953		–
Indian Rupee	MSCO	Sell	13,930,580	217,326		9/20/17	–		(78)
Israeli Shekel	JPHQ	Buy	1,764,171	500,000		9/20/17	–		(7,407)
Israeli Shekel	JPHQ	Sell	1,069,635	300,000		9/20/17	2,369		(1,033)
Mexican Peso	DBAB	Sell	3,120,926	171,395		9/20/17	–		(2,597)
Norwegian Krone	JPHQ	Sell	9,533,703	1,000,000	EUR	9/20/17	54,182		(91,878)
Philippine Peso.	JPHQ	Buy	5,023,589	100,000		9/20/17	–		(1,930)
Philippine Peso.	JPHQ	Sell	5,088,250	100,000		9/20/17	668		–
Polish Zloty	JPHQ	Sell	852,104	200,000	EUR	9/20/17	8,409		(8,952)
Russian Ruble	BOFA	Sell	10,418,548	172,940		9/20/17	–		(5,977)
Russian Ruble	DBAB	Buy	35,705,216	589,958		9/20/17	23,205		–
Russian Ruble	DBAB	Sell	16,884,040	288,378		9/20/17	649		(2,219)
Russian Ruble	JPHQ	Buy	15,490,927	258,256		9/20/17	7,768		–
Russian Ruble	MSCO	Sell	20,201,341	338,111		9/20/17	–		(8,805)
Singapore Dollar	JPHQ	Buy	340,375	250,000		9/20/17	1,272		(223)
Singapore Dollar	JPHQ	Sell	274,061	200,000		9/20/17	–		(2,139)
South African Rand	DBAB	Sell	2,094,415	158,621		9/20/17	–		(1,855)
South African Rand	JPHQ	Buy	3,244,737	250,000		9/20/17	–		(1,385)
South African Rand	JPHQ	Sell	2,013,985	150,000		9/20/17	–		(4,314)
South Korean Won	JPHQ	Buy	223,576,854	200,000		9/20/17	–		(1,688)
South Korean Won	JPHQ	Sell	285,978,933	250,000		9/20/17	–		(3,662)
South African Rand	MSCO	Sell	1,146,207	85,842		9/20/17	–		(1,982)
Swedish Krona	JPHQ	Sell	2,917,343	300,000	EUR	9/20/17	12,028		(22,083)
Taiwan Dollar	JPHQ	Buy	3,032,935	100,000		9/20/17	580		–
Taiwan Dollar	JPHQ	Sell	4,559,008	150,000		9/20/17	–		(1,189)
Thai Baht	JPHQ	Buy	13,483,254	400,000		9/20/17	6,114		–
Thai Baht	JPHQ	Sell	3,399,334	100,000		9/20/17	–		(2,388)
Turkish Lira.	DBAB	Buy	1,862,670	519,576		9/20/17	16,684		–
Turkish Lira.	JPHQ	Sell	733,815	200,000		9/20/17	–		(11,264)
Turkish Lira.	JPHQ	Buy	516,329	143,965		9/20/17	4,685		–
Turkish Lira.	JPHQ	Sell	383,797	107,341		9/20/17	–		(3,153)
Australian Dollar	MSCO	Buy	2,386,000	1,829,598		9/22/17	66,787		(118)
Australian Dollar	MSCO	Sell	1,683,000	1,292,274		9/22/17	48		(45,333)
British Pound	MSCO	Buy	1,449,000	1,884,375		9/22/17	2,018		(11,244)
British Pound	MSCO	Sell	1,449,000	1,868,098		9/22/17	4,183		(11,234)
Canadian Dollar	MSCO	Buy	1,646,000	1,287,043		9/22/17	32,001		(623)
Canadian Dollar	MSCO	Sell	1,239,000	959,855		9/22/17	209		(32,776)
Euro	MSCO	Buy	2,394,000	2,725,136		9/22/17	128,321		(109)
Euro	MSCO	Sell	1,727,000	2,041,524		9/22/17	2,058		(18,900)
Japanese Yen	MSCO	Buy	263,942,000	2,392,772		9/22/17	17,683		(7,057)
Japanese Yen	MSCO	Sell	155,376,000	1,397,509		9/22/17	2,386		(19,696)
Mexican Peso	MSCO	Buy	8,707,000	481,384		9/22/17	5,095		(1,220)
Mexican Peso	MSCO	Sell	687,000	38,277		9/22/17	229		(240)
New Zealand Dollar	MSCO	Buy	1,137,000	829,208		9/22/17	–		(13,174)
New Zealand Dollar	MSCO	Sell	185,000	137,160		9/22/17	4,384		–
Swiss Franc	MSCO	Buy	1,463,000	1,523,305		9/22/17	5,146		(556)
Swiss Franc	MSCO	Sell	923,000	963,898		9/22/17	4,178		(4,221)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	JPHQ	Sell	98,387,983	87,332		9/29/17	$55	$–
Brazilian Real	JPHQ	Buy	479,862	150,588		10/03/17	1,077	–
Euro	JPHQ	Sell	195,124	5,218,795	CZK	11/29/17	32,138	(25,985)
Czech Koruna.	MSCO	Sell	4,673,515	173,737	EUR	12/15/17	19,943	(26,748)
Euro	MSCO	Sell	206,132	5,506,602	CZK	12/15/17	30,036	(23,724)
Czech Koruna.	MSCO	Sell	2,031,397	76,860	EUR	1/10/18	9,131	(10,548)
Euro	MSCO	Sell	76,449	2,031,397	CZK	1/10/18	8,809	(6,899)
Euro	MSCO	Sell	411	455		1/10/18	–	(38)

Total Forward Exchange Contracts							$672,137	$(603,548)
Net unrealized appreciation (depreciation)							$68,589

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic				Unamortized
	Payment					Upfront	Unrealized
Rate Received		Payment	Maturity	Notional	Payments Appreciation
Description	(Paid)	Frequency	Date	Amount[a]	Value (Receipts) (Depreciation) Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly	12/20/21	$191,000	$(882)$	5,408	$(6,290)
Government of South Africa	(1.00)%	Quarterly	12/20/21	275,000	6,006	18,824	(12,818)
Government of South Africa	(1.00)%	Quarterly	6/20/22	168,000	5,254	8,826	(3,572)
Government of South Korea	(1.00)%	Quarterly	12/20/21	207,885	(3,852)	(5,982)	2,130
Government of Turkey	(1.00)%	Quarterly	6/20/21	405,000	3,555	24,334	(20,779)
Government of Turkey	(1.00)%	Quarterly	12/20/21	43,000	780	2,630	(1,850)

Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	(4,346)	(14,594)	10,248	BB+

Total Credit Default Swap Contracts					$6,515	$39,446	$(32,931)

[a]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b]Based on Standard and Poor's (S&P) Rating for single name swaps.
[c]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.
[d]The fund enters contracts to sell protection to create a long credit position.

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CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At August 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts

							Value/
							Unrealized
	Payment		Expiration	Notional			Appreciation
Description	Frequency Counterparty		Date	Amount			(Depreciation)
OTC Swap Contracts
Receive Fixed 10.59%	Quarterly	BOFA	9/20/22	1,010,032	TRY
Pay Floating 3 Month USD-LIBOR				289,864	USD $		581
Receive Fixed 10.49%	Quarterly	BOFA	9/20/22	1,111,556	TRY
Pay Floating 3 Month USD-LIBOR				319,000	USD		(546)
Total Cross-Currency Swap Contracts.							$35

At August 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

							Value/
					Unrealized
		Payment	Expiration	Notional	Appreciation
Description		Frequency	Date	Amount	(Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually		12/03/46	38,267		GBP	$(1,976)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%%	Semi-Annually		11/29/46	78,445		GBP	(3,083)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%%	Semi-Annually		2/28/67	71,000		GBP	1,218
Receive Fixed rate 9.38%
Pay Floating rate BRL-BRLCDI		Annually	1/04/21	971,485		BRL	2,460
Receive Fixed rate 3.78%
Pay Floating rate HUF-BURBOR	Semi-Annually		7/26/27	36,204,981		HUF	1,471
Receive Fixed rate 9.94%
Pay Floating rate BRL-BRLCDI		Annually	1/04/21	1,034,183		BRL	6,974
Receive Fixed rate 10.00%
Pay Floating rate BRL-BRLCDI		Annually	1/04/21	1,034,149		BRL	7,430
Receive Fixed rate 9.17%
Pay Floating rate BRL-BRLCDI		Annually	1/04/21	398,615		BRL	370
Receive Fixed rate 3.87%
Pay Floating rate HUF-BURBOR	Semi-Annually		7/12/27	25,280,963		HUF	1,468
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	60,000		GBP	(2,722)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually		1/07/47	85,166		GBP	(307)
Receive Fixed rate 7.3%
Pay Floating rate 1 Month MXN TIIE		Monthly	5/26/27	1,763,791		MXN	1,212
Receive Fixed rate 6.82%
Pay Floating rate 1 Month MXN TIIE		Monthly	7/15/22	2,847,810		MXN	(547)
Receive Fixed rate 7.3%
Pay Floating rate 1 Month MXN TIIE		Monthly	5/26/27	1,764,630		MXN	1,021
Receive Fixed rate 6.66%
Pay Floating rate 3 Month ZAR-JIBAR-SAFEX		Quarterly	6/21/19	352,000		ZAR	(5)
Receive Fixed rate 7.08%
Pay Floating rate 3 Month ZAR-JIBAR-SAFEX		Quarterly	6/21/19	4,674,112		ZAR	2,419

Total Interest Rate Swap Contracts.							$17,403

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Abbreviations

Counterparty			Currency		Selected Portfolio

BOFA		Bank of America, N.A.	ARS	Argentine Peso	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB		Deutsche Bank, AG	AUD	Australian Dollar	BURBOR	Budapest Interbank Offered Rate
JPHQ		JP Morgan Chase Bank, N.A.	BRL	Brazilian Real	EAFE	Europe, Australasia & Far East
MSCO		Morgan Stanley & Co., LLC	CHF	Swiss Franc	EURIBOR	Euro Interbank Offered Rate
			CZK	Czech Koruna	FRN	Floating Rate Note
			EGP	Egyptian Pound	FTSE	Financial Times Stock Exchange
			EUR	Euro	JIBAR	Johannesburg Interbank Agreed Rate
			GBP	British Pound	JSE	Johannesburg Stock Exchange Index
			HUF	Hungarian Forint	LIBOR	London InterBank Offered Rate
			INR	Indian Rupee	MIB	Milano Italia Borsa
			JPY	Japanese Yen	MSCI	Morgan Stanley Capital International
			MXN	Mexican Peso	OAT	Obligations Assimilables du Tresor
			NOK	Norwegian Krone	OMX	Stockholm Stock Exchange
			NZD	New Zealand Dollar	REIT	Real Estate Investment Trust
			PLN	Polish Zloty	SAFEX	South African Futures Exchange
			RUB	Russian Ruble	SPI	Swiss Performance Index
			SEK	Swedish Krona	TIIE	Interbank Equilibrium Interest Rate
			TRY	Turkish Lira	TOPIX	Tokyo Price Index
			USD	United States Dollar	TSX	Toronto Stock Exchange
			ZAR	South African Rand	ULSD	Ultra-Low Sulfur Deisel

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2017 (unaudited)
Franklin K2 Long Short Credit Fund

	Country	Shares/Rights	Value

Common Stocks and Other Equity Interests 1.5%
Consumer Finance 0.2%
[a,b]iPayment Inc.	United States	466,839	$186,736

Diversified Telecommunication Services 0.1%
[c]CenturyLink Inc.	United States	3,787	74,680
Frontier Communications Corp.	United States	745	10,035
			84,715

Equity Real Estate Investment Trusts (REITs) 0.3%
Forest City Realty Trust Inc., A	United States	3,735	89,490
[a,c]iStar Inc.	United States	3,564	41,378
The Macerich Co.	United States	1,510	79,683
[a]Quality Care Properties Inc.	United States	3,800	52,136
			262,687

Health Care Providers & Services 0.1%
[a]Tenet Healthcare Corp.	United States	5,373	92,254

Independent Power & Renewable Electricity
Producers 0.7%
[c]NRG Yield Inc., A	United States	30,083	547,210

Media 0.0%†
[a,c]Postmedia Network Canada Corp.	Canada	56,068	28,735

Multiline Retail 0.1%†
Macy's Inc.	United States	1,741	36,161

Pharmaceuticals 0.0%†
[a]Sanofi, Contingent Value, rts., 12/31/20	France	26,594	10,106

Total Common Stocks and Other Equity Interests
(Cost $1,173,847)			1,248,604

Convertible Preferred Stocks 0.2%
Diversified Telecommunication Services 0.0%†
Frontier Communications Corp., 11.125%, cvt. pfd.	United States	1,039	24,313

Independent Power & Renewable Electricity
Producers 0.2%
[a,c]Dynegy Inc., 7.00%, cvt. pfd.	United States	2,582	174,130

Total Convertible Preferred Stocks (Cost $206,665)			198,443

Preferred Stocks 0.4%
Consumer Finance 0.4%
[a,b]iPayment Inc., pfd.	United States	2,989	298,900

Thrifts & Mortgage Finance 0.0%†
[a]FHLMC, 8.375%, pfd., Z	United States	5,309	33,447
[a]FNMA, 8.25%, pfd., S	United States	2,025	13,162
			46,609

Total Preferred Stocks (Cost $352,653)			345,509

franklintempleton.com	Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.| 64

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

			Principal
		Country	Amount*		Value

Convertible Bonds 1.2%
Energy Equipment & Services 0.5%
Weatherford International Ltd., senior note, 5.875%, 7/01/21		United States	387,000		$387,484

Independent Power & Renewable Electricity
Producers 0.4%
[d]NRG Yield Inc., senior note, 144A, 3.50%, 2/01/19		United States	132,000		133,320
[c]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20		United States	170,000		179,137
					312,457

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Co. LLC, senior bond, 0.25%, 2/01/26		Israel	302,000		269,535

Total Convertible Bonds (Cost $987,240)					969,476

Corporate Bonds and Notes 34.8%
Banks 0.8%
Bank of America Corp., senior bond, 3.705% to 4/23/27, FRN thereafter, 4/24/28		United States	202,000		206,910

JPMorgan Chase & Co., senior bond,
3.54% to 5/01/27, FRN thereafter, 5/01/28		United States	151,000		154,024
C3.782% to 2/01/27, FRN thereafter, 2/01/28		United States	276,000		286,786
					647,720

Beverages 0.1%
[d]Beverages & More Inc., senior secured note, 144A, 11.50%, 6/15/22		United States	61,000		57,492

Capital Markets 0.5%
Deutsche Bank AG, zero cpn.,
11/30/17		Germany	3,432,000	EGP	184,765
2/15/18		Germany	3,950,000	EGP	207,144
					391,909

Commercial Services & Supplies 3.4%
[d]Arch Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25		United States	740,000		723,350
[d]Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21		United States	1,204,000		1,231,090
[d]LSC Communications Inc., senior secured note, 144A, 8.75%, 10/15/23		United States	125,000		128,594
R.R. Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23		United States	321,000		309,765
[c] senior bond, 6.00%, 4/01/24		United States	221,000		210,226
senior bond, 6.625%, 4/15/29		United States	20,000		18,800
[c] senior note, 7.00%, 2/15/22		United States	231,000		239,085
					2,860,910

Construction & Engineering 0.1%
Engility Corp., senior note, 8.875%, 9/01/24		United States	91,000		99,645
[d]Great Lakes Dredge & Dock Corp., senior note, 144A, 8.00%, 5/15/22		United States	21,000		21,367
					121,012

Construction Materials 0.4%
[c,d]Standard Industries Inc./NJ, senior note, 144A, 5.50%, 2/15/23		United States	313,000		330,606

Consumer Finance 1.6%
[d]BAT Capital Corp., senior bond, 144A, 4.54%, 8/15/47		United Kingdom	101,000		104,721
[c]Everi Payments Inc., senior note, 10.00%, 1/15/22		United States	724,000		795,495
[d]iPayment Inc., second lien, 144A, 10.75%, 4/15/24		United States	349,000		399,169
					1,299,385

65	|		franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Containers & Packaging 0.6%
[c]Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA, senior secured note, first lien, 6.875%, 2/15/21	United States	486,102			$499,469
Diversified Financial Services 2.9%
[f]Citigroup Global Markets Holdings Inc., Reg S, zero cpn.,
9/21/17	Egypt	8,639,375	EGP		484,353
10/12/17	Egypt	5,000,000	EGP		277,276
[d]Exela Intermediate LLC / Exela Finance Inc., senior secured note, first
lien, 144A, 10.00%, 7/15/23	United States	382,000			376,270
[d]Opal Acquisition Inc., 144A,
second lien, 10.00%, 10/01/24	United States	601,000			545,408
senior secured note, first lien, 7.50%, 7/01/24	United States	723,000			713,962
					2,397,269

Diversified Telecommunication Services 2.0%
Frontier Communications Corp.,
senior bond, 7.875%, 1/15/27	United States	42,000			30,660
senior bond, 9.00%, 8/15/31	United States	132,000			103,125
senior note, 11.00%, 9/15/25	United States	70,000			61,425
[d]Intelsat Jackson Holdings SA, 144A,
senior note, 9.75%, 7/15/25	Luxembourg	318,000			324,360
[c] senior secured note, first lien, 9.50%, 9/30/22	Luxembourg	686,000			818,055
[c] senior secured note, first lien, 8.00%, 2/15/24	Luxembourg	113,000			121,933
[f]MTN Mauritius Investment Ltd., senior bond, Reg S, 6.50%, 10/13/26	South Africa	200,000			213,695
					1,673,253

Electrical Equipment 0.1%
New Areva Holding SA E, senior bond, 4.875%, 9/23/24	France	50,000	EUR		66,317

Energy Equipment & Services 1.3%
[c,d]Calfrac Holdings LP, senior bond, 144A, 7.50%, 12/01/20	Canada	138,000			124,200
[d,e]FTS International Inc., senior secured note, first lien, 144A, FRN, 8.746%,
(3-Month USD LIBOR + 7.50%), 6/15/20	United States	49,000			49,735
Halliburton Co., senior bond, 5.00%, 11/15/45	United States	102,000			110,899
Shell International Finance BV, senior bond, 4.00%, 5/10/46	Netherlands	101,000			102,827
[c,d]Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	433,000			463,310
Weatherford International Ltd.,
senior bond, 9.625%, 3/01/19	United States	88,000			94,600
senior note, 5.125%, 9/15/20	United States	147,000			142,590
					1,088,161

Equity Real Estate Investment Trusts (REITs) 0.6%
[c]iStar Inc., senior note, 5.00%, 7/01/19	United States	476,000			483,038

Food & Staples Retailing 0.4%
ESAL GmbH, senior note,
[d]144A, 6.25%, 2/05/23	Brazil	104,000			101,192
[f]Reg S, 6.25%, 2/05/23	Brazil	81,000			78,813
JBS Investments GmbH,
[d] senior bond, 144A, 7.25%, 4/03/24	Brazil	93,000			94,279
[d] senior note, 144A, 7.75%, 10/28/20	Brazil	27,000			27,776
[f] senior note, Reg S, 7.75%, 10/28/20	Brazil	27,000			27,776
					329,836

Health Care Providers & Services 0.8%
[c]HCA Inc., senior secured bond, first lien, 5.25%, 4/15/25	United States	153,000			165,431
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	221,000			214,922
[d]SP Finco LLC, senior note, 144A, 6.75%, 7/01/25	United States	334,000			316,048
					696,401

franklintempleton.com				|	66

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

			Principal
		Country	Amount*		Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure 1.6%
[d]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured note,
second lien, 144A, 10.25%, 11/15/22		United States	580,000		$638,029
[d]Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24		United States	671,000		707,066
					1,345,095

Independent Power & Renewable Electricity
Producers 0.4%
[c,d]Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19		Spain	351,000		373,815

Internet & Direct Marketing Retail 0.1%
[d]Amazon.com Inc., senior bond, 144A, 4.05%, 8/22/47		United States	101,000		104,568

Machinery 0.7%
[d]Cloud Crane Escrow LLC, secured note, second lien, 144A, 10.125%,
8/01/24		United States	10,000		11,225
Navistar International Corp., senior bond, 8.25%, 11/01/21		United States	554,000		559,540
					570,765

Media 5.8%
[d]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21		United States	205,232		229,603
sub. note, zero cpn., 3/01/22		United States	2,417,010		2,151,139
[d]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%, 3/15/22		United States	470,000		491,150
The McClatchy Co.,
senior bond, 7.15%, 11/01/27		United States	113,000		106,220
senior bond, 6.875%, 3/15/29		United States	519,000		412,605
senior secured note, first lien, 9.00%, 12/15/22		United States	154,000		160,737
[c,d,g]Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%,
7/15/23		Canada	482,711		558,135
[c,d]Time Inc., senior note, 144A, 5.75%, 4/15/22		United States	711,000		728,775
					4,838,364

Mortgage Real Estate Investment Trusts (REITs) 0.9%
[f]JP Morgan Structured Products BV, senior note, Reg S, zero cpn., 1/18/18		Egypt	13,837,000	EGP	711,908

Oil, Gas & Consumable Fuels 4.7%
[d]Cheniere Corpus Christi Holdings LLC, secured bond, 144A, 5.125%, 6/30/27		United States	176,000		182,600
CONSOL Energy Inc., senior note,
5.875%, 4/15/22		United States	149,000		149,745
8.00%, 4/01/23		United States	213,000		225,780
Denbury Resources Inc., senior note, 5.50%, 5/01/22		United States	32,000		14,800
[e,f]EP Petroecuador via Noble Sovereign Funding I Ltd., FRN, Reg S,
6.926%, (3-Month USD LIBOR + 5.63%), 9/24/19		Ecuador	250,000		252,500
[c,d]Permian Resources LLC, senior secured note, first lien, 144A, 13.00%,
11/30/20		United States	693,000		803,880
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21		Brazil	102,000		105,978
8.375%, 5/23/21		Brazil	298,000		338,938
6.125%, 1/17/22		Brazil	377,000		400,562
4.375%, 5/20/23		Brazil	179,000		175,688
Petroleos Mexicanos, senior note,
6.375%, 2/04/21		Mexico	108,000		119,448
6.875%, 8/04/26		Mexico	59,000		67,986
[e,f] FRN, Reg S, 4.878%, (3-Month USD LIBOR + 3.65%), 3/11/22		Mexico	66,000		72,019
[f] Reg S, 5.375%, 3/13/22		Mexico	75,000		80,569
[f] Reg S, 1.875%, 4/21/22		Mexico	200,000	EUR	239,631
[f] Reg S, 3.75%, 2/21/24		Mexico	100,000	EUR	124,822

67	|			franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*			Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[c,d]Seven Generations Energy Ltd., senior note, 144A, 8.25%, 5/15/20	Canada	207,000			$216,315
Whiting Petroleum Corp., senior note, 5.00%, 3/15/19	United States	349,000			347,255
					3,918,516

Paper & Forest Products 2.3%
[c]Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,963,000			1,909,017

Personal Products 0.6%
[d]Avon International Operations Inc., senior secured note, first lien, 144A,
7.875%, 8/15/22	United States	482,000			505,558

Pharmaceuticals 0.1%
Pfizer Inc., senior bond, 4.125%, 12/15/46	United States	51,000			54,771

Semiconductors & Semiconductor Equipment
0.6%
[c,d]Broadcom Corp. / Broadcom Cayman Finance Ltd., senior note, 144A,
3.875%, 1/15/27	United States	447,000			460,819
Intel Corp., senior bond, 4.10%, 5/11/47	United States	51,000			53,993
					514,812

Software 0.4%
Microsoft Corp., senior bond, 4.25%, 2/06/47	United States	101,000			111,564
[c,d]Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	168,000			182,490
					294,054

Specialty Retail 1.0%
[d]PetSmart Inc., 144A,
senior note, 8.875%, 6/02/25	United States	343,000			286,405
senior secured note, first lien, 5.875%, 6/01/25	United States	643,000			577,093
					863,498

Total Corporate Bonds and Notes (Cost $26,733,984)					28,947,519

Foreign Government and Agency Securities 6.0%
[f]Africa Finance Corp., senior note, Reg S, 3.875%, 4/13/24	Supranational	200,000			200,921
Argentine Bonos del Tesoro, 21.20%, 9/19/18	Argentina	2,260,868	ARS		129,454
[f]Eastern And Southern African Trade And Development Bank, senior note,
Reg S, 5.375%, 3/14/22	Supranational	200,000			205,041
Government of Argentina
7.82%, 12/31/33	Argentina	337,145	EUR		441,690
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	328,282	EUR		263,912
senior bond, 7.82%, 12/31/33	Argentina	213,296	EUR		282,192
[e] senior note, FRN, 23.624%, (ARS Badlar + 3.00%), 10/09/17	Argentina	5,296,446	ARS		307,616
[f] senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR		241,318
senior note, 5.625%, 1/26/22	Argentina	131,000			137,354
[f]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000			220,000
[f]Government of Egypt, senior note, Reg S, 6.125%, 1/31/22	Egypt	200,000			208,600
[d]Government of Hellenic Republic, senior note, 144A, 4.75%, 4/17/19	Greece	410,000	EUR		501,619
Government of Mexico, 6.50%, 6/09/22	Mexico	5,540,000	MXN		307,328
[f]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000			212,000
Government of Russia, 7.40%, 12/07/22	Russia	14,313,000	RUB		244,781
Government of South Africa,
7.00%, 2/28/31	South Africa	1,222,385	ZAR		78,099
R186, 10.50%, 12/21/26	South Africa	4,045,000	ZAR		349,116
[f]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	149,000			155,474
7.75%, 9/01/21	Ukraine	294,000			307,209

franklintempleton.com				|	68

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities (continued)
[f]National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000	INR $	158,730
Total Foreign Government and Agency Securities
(Cost $4,630,154)				4,952,454

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 30.3%
Banks 3.4%
[e,h]Wachovia Bank Commercial Mortgage Series Trust, FRN,
2007-C30, AJ, 5.413%,12/15/43	United States	1,058,429		1,073,642
2007-C31, AJ, 5.66%, , 4/15/47	United States	1,778,992		1,808,114
				2,881,756

Consumer Finance 1.8%
[e]Impac CMB Trust, FRN,
[l]2004-8, 3B, 3.859%, (1-Month USD LIBOR + 1.75%), 8/25/34	United States	195,520		188,733
[l]2004-9, 1A2, 2.114%, (1-Month USD LIBOR + 0.88%), 1/25/35	United States	904,616		874,076
[l]2005-2, 2B, 3.709%, (1-Month USD LIBOR + 2.475%), 4/25/35	United States	217,991		208,039
[l]2005-4, 2B1, 3.709%, (1-Month USD LIBOR + 2.475%), 5/25/35	United States	203,815		196,528
				1,467,376

Diversified Financial Services 18.2%
[e,h]American Home Mortgage Assets 2005-1 Trust, 1A1, FRN, 3.43%,1/25/35	United States	256,546		230,671
[e,h]Banc of America Mortgage 2005-L Trust, 3A1, FRN, 3.397%, 1/25/36	United States	548,480		516,730
[d,e,h]BCAP LLC Trust, 144A, FRN,
2009-RR6-l, 3A1, 3.467%, 12/26/37	United States	600,203		576,860
2010-RR1, 1A4, 4.592%, 3/26/37	United States	557,287		485,444
[e,h]Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 3.527%, 7/25/36	United States	93,012		87,311
[d]Club Credit 2017-NP1 Trust, B, 144A, 3.17%, 4/17/23	United States	250,000		250,702
COMM Mortgage 2006-C8 Trust, AJ, 5.377%, 12/10/46	United States	1,895,540		1,920,523
Countrywide Alternative Loan Trust,
e, [l]2005-IM1, A1, FRN, 1.534%, (1-Month USD LIBOR + 0.30%), 1/25/36	United States	260,593		241,970
2006-4CB, 2A3, 5.50%, 4/25/36	United States	119,219		114,336
CSMC Mortgage-Backed 2006-4 Trust, 9A1, 6.50%, 5/25/36	United States	965,818		639,289
e, [l]DSLA Mortgage Loan 2006-AR1 Trust, 2A1A, FRN, 1.77%, (1 Year CMT + 0.940%), 4/19/47	United States	1,255,489		1,218,596
[d,e,h]FHLM Seasoned Credit Risk Transfer 2017-2 Trust, M1, 144A, FRN, 4.00%, 8/25/56	United States	400,000		398,500
[e,h]GSAA Home Equity 2006-18 Trust, AF2A, FRN, 5.629%, 11/25/36	United States	377,410		213,141
JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP9, AM, 5.372%, 5/15/47	United States	280,789		280,542
[e,h] 2007-LD11, AM, FRN, 6.17%, 6/15/49	United States	286,741		294,207
[e,h]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.233%, 8/25/36	United States	562,727		477,072
2007-A2, 2A1, 3.463%, 4/25/37	United States	382,853		349,887
d,e, [l]Katonah Ltd 2007-B1L Trust, 144A, FRN, 4.313%, (3-Month USD LIBOR + 3.00%), 4/23/22	United States	1,000,000		1,000,623
[e,h]MASTR Seasoned Securitization 2004-1 Trust, 4A1, FRN, 3.345%, 10/25/32	United States	84,904		86,022
[e,h]Merrill Lynch Mortgage Investors MLMI Series 2003-A2 Trust, M1,FRN,
3.107%, 3/25/33	United States	337,169		235,910
[e,h]National Collegiate Student Loan 2007-4 Trust, A3A2, FRN, 4.734%,	United States	1,000,000		940,478
[d]Prosper Marketplace Issuance 2017-2A Trust, B, 144A, 3.48%, 9/15/23	United States	200,000		201,444
[e,h]Provident Funding Mortgage Loan 2003-1 Trust, B1, FRN, 3.29%, 8/25/33	United States	97,842		92,121
[e]RAAC 2007-SP1 Trust, M1, FRN, 1.804%, (1-Month USD LIBOR + 0.570%), 3/25/37	United States	100,000		94,276
[e]RAAC 2005-SP3 Trust, M3, FRN, 3.734%, (1-Month USD LIBOR + 2.50%), 12/25/35	United States	800,000		805,617
b,e,[l]Sequoia Mortgage 2004-5 Trust, B1, FRN, 1.951%, (3-Month USD LIBOR + 0.720%), 6/20/34	United States	363,908		278,511
[d]S-Jets Ltd. 2017-1, A, 144A, 3.97%, 8/15/42	Bermuda	1,000,000		999,900

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	FRANKLIN ALTERNATIVE STRATEGIES FUNDS

	STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

	Franklin K2 Long Short Credit Fund (continued)

				Principal
			Country	Amount*		Value

Asset	-Backed Securities and Commercial Mortgage-
	Backed Securities (continued)
	Diversified Financial Services (continued)
	[d]VOLT LVII LLC, 2017-A1, 144A, 3.375%, 4/25/47		United States	535,715		$541,800
	d,e, [l]Voya CLO Ltd., 2016-3A, C, 144A, FRN, 5.154%, (3-Month USD
	LIBOR + 3.85%), 10/18/27		Cayman Islands	1,150,000		1,159,626
	e, [l]WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A, FRN,
	1.59%, (1Year CMT + 0.76%), 4/25/47		United States	87,026		86,459
	e, [l]Washington Mutual Mortgage Pass-Through Certificates 2006-4, 3A2B,
	FRN, 1.314%, (1-Month USD LIBOR + 0.08%), 5/25/36		United States	450,626		316,523
						15,135,091

	Mortgage Real Estate Investment Trusts (REITs) 3.2%
	[d,e,l]BAMLL Commercial Mortgage Securities 2015-ASHF Trust, E, 144A,
	FRN, 5.227%, (1-Month USD LIBOR + 4.00%), 1/15/28		United States	1,000,000		1,005,643
	Citigroup Mortgage Loan Trust,
	[e,h] 2006-AR7, 2A4A, FRN, 3.20%, 11/25/36		United States	636,651		544,696
	d,e, [l]2008-RR1, A1A1, 144A, FRN, 1.304%, (1-Month USD LIBOR + 0.07%), 1/25/37		United States	954,602		760,465
	[d] 2009-8, 2A2, 144A, 6.10%, 4/25/37		United States	437,178		329,524
						2,640,328

	Thrifts & Mortgage Finance 3.7%
	Credit Suisse First Boston Mortgage Securities Corp. 2002-9, 1A2, 7.50%, 3/25/32		United States	570,924		655,247
	[e]IndyMac INDX Mortgage Loan Trust, FRN,
	[l]2004-AR14, 2A1A, 1.954%, (1-Month USD LIBOR + 0.72%), 1/25/35		United States	876,864		729,587
	[l]2005-AR16IP, A1, 1.874%, (1-Month USD LIBOR + 0.64%), 7/25/45		United States	355,845		329,866
	[l]2006-AR29, A2, 1.314%, (1-Month USD LIBOR + 0.08%), 11/25/36		United States	242,381		226,681
	[h]2007-AR15, 2A1, 3.568%, 8/25/37		United States	513,961		453,713
	[e,l]Indymac Home Equity Loan Asset-Backed 2001-A Trust, AV,
	FRN, 1.754%, (1-Month USD LIBOR + 0.52%), 3/25/31		United States	779,050		703,687
						3,098,781

	Total Asset-Backed Securities and Commercial Mortgage-
	Backed Securities (Cost $24,416,838)					25,223,332

			Number of	Notional
		Country	Contracts	Amount*
	Options Purchased 0.1%
	Calls – Exchange-Traded
	Sinclair Broadcast Group Inc., December Strike Price $35.00, Expires
	12/15/17	United States	179	17,900		18,348
	Whiting Petroleum Corp., September Strike Price $6.00, Expires 9/15/17	United States	54	5,400		108
						18,456

	Puts – Exchange-Traded
	American Axle & Manufacturing Holdings Inc., January Strike Price
	$15.00, Expires 1/18/19	United States	14	1,400		4,550
	Express Scripts Holding Co., September Strike Price $55.00, Expires
	9/15/17	United States	74	7,400		518
	Hertz Global Holdings Inc., January Strike Price $15.00, Expires
	1/18/19	United States	27	2,700		8,640
	iShares MSCI Singapore Capped ETF, November Strike Price $23.00,
	Expires 11/17/17	United States	93	9,300		1,860
	Mallinckrodt PLC, January Strike Price $30.00, Expires 1/19/18	United States	36	3,600		3,780
	National Beverage Corp., January Strike Price $100.00, Expires 1/19/18	United States	5	500		2,300
	S&P 500 Index, September Strike Price $2,250.00, Expires 9/15/17	United States	11	1,100		715
	S&P 500 Index, September Strike Price $2,300.00, Expires 9/15/17	United States	68	6,800		6,120

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of	Notional
	Country	Contracts	Amount*		Value

Options Purchased (continued)
Puts – Exchange Traded (continued)
S&P 500 Index, September Strike Price $2,325.00, Expires 9/29/17	United States	16	1,600		$5,264
S&P 500 Index, September Strike Price $2,350.00, Expires 9/29/17	United States	19	1,900		8,170
S&P 500 Index, September Strike Price $2,375.00, Expires 9/29/17	United States	11	1,100		6,380
Seritage Growth Properties, January Strike Price $45.00, Expires 1/19/18 United States		29	2,900		6,090
SPDR S&P 500 ETF Trust, September Strike Price $240.00, Expires
9/15/17	United States	28	2,800		1,008
Tesla Inc., January Strike Price $250.00, Expires 1/19/18	United States	1	100		475
					55,870

Puts - Over-the-Counter
Currency Options
SAR/USD, January Strike Price 3.78 SAR, Counterparty GSCO, Expires	Saudi Arabia	1	2,390,525	SAR	1,272
1/23/18
Total Options Purchased (Cost $181,358)					75,598
			Principal
			Amount*

U.S. Government and Agency Securities 1.4%

U.S. Treasury Bond, 3.00%, 2/15/47	United States	258,000		272,311
U.S. Treasury Note,
1.875%, 4/30/22	United States	690,000		695,566
2.375%, 5/15/27	United States	215,000		219,703
Total U.S. Government and Agency Securities
(Cost $1,169,196)				1,187,580

Total Investments before Short Term Investments
(Cost $59,851,935)				63,148,515

Short Term Investments 21.1%
Foreign Government and Agency
Securities (Cost $129,722) 0.1%
[i]Egyptian Treasury Bills, 3/06/18	Egypt	2,500,000	EGP	129,822

		Shares
Money Market Funds (Cost $15,407,080) 18.5%
[j] Fidelity Investments Money Market Funds, 0.89%	United States	15,407,080		15,407,080

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

			Principal
		Country	Amount*			Value
Repurchase Agreements (Cost $2,059,694) 2.5%
[k]Joint Repurchase Agreement, 1.057%, 9/01/17 (Maturity Value $2,059,754)
BNP Paribas Securities Corp. (Maturity Value $1,405,205)
Deutsche Bank Securities Inc. (Maturity Value $104,759)
HSBC Securities (USA) Inc. (Maturity Value $526,947)		United States	2,059,694			$2,059,694
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $22,843)
Collateralized by U.S. Government Agency Securities, 0.875% - 1.50%,
10/01/18 - 2/28/20; [i]U.S. Treasury Bill, 11/02/17; U.S. Treasury Bond,
8.125%, 5/15/21; and U.S. Treasury Note, 1.25% - 2.00%, 9/30/17 -
5/15/22 (valued at $2,101,263)
Total Investments (Cost $77,448,431) 97.0%						80,745,111
Options Written (0.1)%						(35,489)
Securities Sold Short (10.1)%						(8,434,569)
Other Assets, less Liabilities 13.2%						10,926,748
Net Assets 100.0%						$83,201,801

		Number	Notional
			Amount*
	Country	of Contracts
Options Written (0.1)%
Calls – Exchange-Traded
NRG Yield Inc., C, November Strike Price $17.50, Expires 11/17/17	United States	140	14,000			(20,650)
NRG Yield Inc., C, February Strike Price $17.50, Expires 2/16/18	United States	71	7,100			(11,715)
NRG Yield Inc., C, February Strike Price $20.00, Expires 2/16/18	United States	71	7,100			(3,124)
Total Options Written (Premiums Received $29,381)						(35,489)

		Country	Shares
Securities Sold Short (10.1)%
Common Stocks (0.3)%
Energy Equipment & Services (0.1)%
Weatherford International PLC		United States	19,221			(73,617)
Equity Real Estate Investment Trusts (REITs) (0.2)%
Seritage Growth Properties, A		United States	3,446			(165,615)
Internet Software & Services (0.0)%†
CoStar Group Inc.		United States	107			(30,668)
Total Common Stocks (Proceeds $253,402)						(269,900)

			Principal
			Amount*
Corporate Bonds and Notes (8.8)%
Air Freight & Logistics (0.2)%
[f]Autostrade per l'italia SpA E, senior bond, Reg S, 1.75%, 2/01/27		Italy	137,000	EUR		(168,093)

Auto Components (0.2)%
[d]American Axle & Manufacturing Inc., 144A,
senior bond, 6.50%, 4/01/27		United States	40,000			(39,500)
senior note, 6.25%, 4/01/25		United States	111,000			(110,722)

						(150,222)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

			Principal
		Country	Amount*		Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Automobiles (0.3)%
Ford Motor Co., senior bond, 4.346%, 12/08/26		United States	210,000		$(217,966)
Chemicals (0.7)%
[d]CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A,
9.25%, 6/15/23		United States	307,000		(316,210)
[f]K+S AG, Reg S,
senior bond, 3.00%, 6/20/22		Germany	94,000	EUR	(118,228)
senior note, 2.625%, 4/06/23		Germany	121,000	EUR	(148,515)
					(582,953)
Commercial Services & Supplies (0.4)%
[d]Arch Merger Sub Inc., senior note, 144A, 8.50%, 9/15/25		United States	144,000		(140,760)
Quad/Graphics Inc., senior note, 7.00%, 5/01/22		United States	192,000		(195,840)
					(336,600)
Construction & Engineering (0.0)%†
[f]Astaldi SpA, senior note, Reg S, 7.125%, 12/01/20		Italy	26,000	EUR	(32,189)
Consumer Finance (0.1)%
[f]AA Bond Co. Ltd., secured note, Reg S, 5.50%, 7/31/22		United Kingdom	61,000	GBP	(80,853)
Diversified Telecommunication Services (0.3)%
[f]Telefonica Emisiones SAU G, senior bond, Reg S, 3.987%, 1/23/23		Spain	200,000	EUR	(279,511)
Electric Utilities (0.2)%
[f]Enel Finance International NV, senior bond, Reg S, 1.375%, 6/01/26		Italy	148,000	EUR	(177,971)
Equity Real Estate Investment Trusts (REITs)
(0.0)%†
[d]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24		United States	22,000		(21,670)
Food Products (0.2)%
[f]Boparan Finance PLC, senior secured note, first lien, Reg S, 5.50%,
7/15/21		United Kingdom	134,000	GBP	(171,071)
Health Care Providers & Services (0.7)%
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note,
144A, 5.75%, 8/01/22		United States	466,000		(461,340)
[d]West Street Merger Sub Inc., senior note, 144A, 6.375%, 9/01/25		United States	156,000		(156,780)
					(618,120)
Machinery (0.4)%
[f]Galapagos Holding SA, senior secured note, first lien, Reg S, 7.00%,
6/15/22		Luxembourg	125,000	EUR	(129,096)
John Deere Capital Corp., senior note, 2.80%, 3/06/23		United States	179,000		(183,241)
					(312,337)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*			Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Media (0.6)%
[d]Altice Financing SA, senior secured note, first lien, 144A, 6.50%, 1/15/22	Luxembourg	47,000			$(48,998)
[f]Altice Luxembourg SA, senior note, Reg S, 7.25%, 5/15/22	Luxembourg	277,000	EUR		(350,819)
[d]Sinclair Television Group Inc., senior note, 144A, 5.875%, 3/15/26	United States	110,000			(112,475)
					(512,292)
Metals & Mining (0.1)%
AK Steel Corp., senior note, 6.375%, 10/15/25	United States	44,000			(43,560)
Multiline Retail (0.5)%
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	89,000			(90,095)
Target Corp., senior bond, 3.625%, 4/15/46	United States	322,000			(303,239)
					(393,334)
Oil, Gas & Consumable Fuels (0.7)%
[d]Denbury Resources Inc., secured note, 144A, 9.00%, 5/15/21	United States	302,000			(271,800)
Whiting Petroleum Corp., senior note,
5.75%, 3/15/21	United States	236,000			(222,430)
6.25%, 4/01/23	United States	99,000			(92,318)
					(586,548)
Pharmaceuticals (1.4)%
Mylan NV, senior note, 3.95%, 6/15/26	United States	22,000			(22,453)
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	644,000			(590,444)
senior note, 2.20%, 7/21/21	Israel	302,000			(287,666)
[d]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%,
4/15/25	United States	344,000			(291,540)
					(1,192,103)
Road & Rail (0.1)%
The Hertz Corp., senior note, 7.375%, 1/15/21	United States	67,000			(66,414)
Semiconductors & Semiconductor Equipment
(0.3)%
QUALCOMM Inc., senior bond, 3.45%, 5/20/25	United States	206,000			(213,778)
Technology Hardware, Storage & Peripherals
(0.2)%
[d]Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	184,000			(203,914)
Trading Companies & Distributors (0.8)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	576,000			(628,357)
Wireless Telecommunication Services (0.4)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	275,000			(305,250)
Total Corporate Bonds and Notes (Proceeds $7,059,758)					(7,295,106)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Securities Sold Short (continued)
U.S. Government and Agency Securities (1.0)%
U.S. Treasury Bond, 3.00%, 5/15/47	United States	511,600	$(540,217)
U.S. Treasury Note, 2.25%, 8/15/27	United States	325,600	(329,346)
Total U.S. Government and Agency Securities
(Proceeds $865,524)			(869,563)
Total Securities Sold Short (Proceeds $8,178,684)			$(8,434,569)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

 bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

 cA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written option contracts. At August 31, 2017, the aggregate value of these securities and/or cash pledged amounted to $16,001,056, representing 19.2% of net assets.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the net value of these securities was $22,451,343, representing 27.0% of net assets.

eThe coupon rate shown represents the rate at period end.

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2017, the net value of these securities was $2,816,309, representing 3.4% of net assets.

gIncome may be received in additional securities and/or cash.

hAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

iThe security was issued on a discount basis with no stated coupon rate.

 jThe rate shown is the annualized seven-day yield at period end.

kInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2017, all repurchase agreements had been entered into on that date.

 lThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

At August 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Equity Contracts
S&P 500 E-Mini Index			Short	2	$247,010	9/15/17	$(4,383)
Interest Rate Contracts
Euro BOBL			Short	4	633,985	9/07/17	(4,088)
Euro-Bund			Short	3	589,557	9/07/17	(12,347)
Euro-Buxl 30 Yr. Bond			Short	2	400,800	9/07/17	(2,618)
U.S. Treasury 10 Yr. Note			Short	5	634,922	12/19/17	(1,182)
					2,259,264		(20,235)
Total Futures Contracts							$(24,618)
*As of period end.

At August 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency		Counterparty[a]	Type	Quantity	Amount*	Date Appreciation		Depreciation
OTC Forward Exchange
Brazilian Real		JPHQ	Buy	1,681,785	529,770	9/05/17	$4,351	$(271)
Brazilian Real		JPHQ	Sell	1,681,785	532,211	9/05/17	271	(1,910)
South Korean Won		JPHQ	Sell	345,309,369	303,476	9/11/17	–	(2,787)
Argentine Peso		BOFA	Buy	494,999	29,499	9/20/17	–	(1,225)
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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Argentine Peso	BOFA	Sell	494,999	29,359		9/20/17	$1,085	$–
Chinese Yuan	JPHQ	Sell	2,034,377	303,475		9/20/17	–	(4,716)
Euro	JPHQ	Buy	15,179	17,953		9/20/17	137	–
Euro	JPHQ	Sell	110,701	131,106		9/20/17	–	(822)
Euro	MSCO	Buy	268,740	301,169		9/20/17	19,100	–
Euro	MSCO	Sell	1,623,588	1,817,109		9/20/17	–	(117,792)
Indian Rupee	MSCO	Buy	14,283,812	219,346		9/20/17	3,571	–
Indian Rupee	MSCO	Sell	24,402,138	380,688		9/20/17	–	(138)
Indonesian Rupiah	JPHQ	Buy	2,142,050,962	159,974		9/20/17	290	–
Indonesian Rupiah	JPHQ	Sell	2,142,050,962	157,968		9/20/17	–	(2,296)
Mexican Peso	DBAB	Sell	5,437,084	298,593		9/20/17	–	(4,525)
Russian Ruble	BOFA	Sell	18,096,992	300,384		9/20/17	–	(10,394)
Russian Ruble	DBAB	Sell	24,215,610	416,986		9/20/17	1,133	–
Russian Ruble	JPHQ	Buy	35,965,614	591,856		9/20/17	25,779	–
Russian Ruble	JPHQ	Buy	26,987,250	449,927		9/20/17	13,523	–
Russian Ruble	JPHQ	Sell	18,111,282	301,553		9/20/17	–	(9,470)
Russian Ruble	MSCO	Sell	17,050,612	286,951		9/20/17	–	(5,858)
South African Rand	DBAB	Sell	3,649,556	276,401		9/20/17	–	(3,232)
South African Rand	MSCO	Sell	2,028,381	151,910		9/20/17	–	(3,507)
Turkish Lira.	DBAB	Buy	748,727	208,180		9/20/17	7,377	–
Turkish Lira.	JPHQ	Buy	900,009	250,944		9/20/17	8,167	–
Turkish Lira.	JPHQ	Sell	662,808	185,375		9/20/17	–	(5,446)
British Pound	JPHQ	Sell	990,000	1,257,854		9/29/17	–	(23,621)
Euro	JPHQ	Sell	200,000	228,261		9/29/17	–	(10,204)
South Korean Won	JPHQ	Sell	189,802,650	168,474		9/29/17	106	–
Brazilian Real	JPHQ	Buy	840,893	263,884		10/03/17	1,887	–
Euro	JPHQ	Sell	279,762	7,482,512	CZK	11/29/17	46,079	(37,256)
Euro	MSCO	Sell	325,434	8,693,639	CZK	12/15/17	47,420	(37,455)
Czech Koruna.	MSCO	Sell	5,655,481	210,241	EUR	12/15/17	24,178	(32,414)
Euro	MSCO	Sell	132,874	3,530,738	CZK	1/10/18	15,311	(11,992)
Czech Koruna.	MSCO	Sell	3,530,738	133,588	EUR	1/10/18	15,870	(18,333)
Euro	MSCO	Sell	714	791		1/10/18	–	(65)

Total Forward Exchange Contracts							$235,635	$(345,729)
Net unrealized appreciation (depreciation)								$(110,094)

*	In U.S. dollars unless otherwise indicated.
[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic				Unamortized
	Payment						Upfront		Unrealized
	Rate Received	Payment	Maturity	Notional			Payments Appreciation
Description	(Paid)	Frequency	Date	Amount[a]	Value (Receipts) (Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly	12/20/21	301,000	$(1,389	) $	8,523		$(9,912)
Government of South Africa	(1.00)%	Quarterly	12/20/21	394,000	8,605		26,965		(18,360)
Government of South Africa	(1.00)%	Quarterly	6/20/22	376,000	11,760		19,788		(8,028)
Government of South Korea	(1.00)%	Quarterly	12/20/21	355,184	(6,582)		(10,020)		3,438
Government of Turkey	(1.00)%	Quarterly	12/20/20	503,000	1,407		41,382		(39,975)
Government of Turkey	(1.00)%	Quarterly	6/20/21	159,000	1,396		10,950		(9,554)
Government of Turkey	(1.00)%	Quarterly	12/20/21	98,000	1,777		5,993		(4,216)
Government of Turkey	(1.00)%	Quarterly	6/20/22	6,000	163		316		(153)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Periodic						Unamortized
	Payment								Upfront Unrealized
Rate Received		Payment	Counter-	Maturity Notional					Payments Appreciation
Description	(Paid)	Frequency	party	Date Amount[a]			Value (Receipts)(Depreciation) Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Traded Index
CDX.NA.HY.25	(5.00)%	Quarterly		12/20/20	1,430,800		$(101,375	) $	14,308	$(115,683)
Contracts to Sell Protectiond[c,d]
Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000		(1,558)		(33,432)	31,874	BB+
Government of Russia	1.00%	Quarterly		12/20/21	189,000		(2,090)		(7,019)	4,929	BB+
Total Centrally Cleared Swap Contracts							$(87,886	) $	77,754	$(165,640)
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	226,000		(21,721)		(20,091)	(1,630)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	6/20/22	30,000		(2,614)		(1,710)	(1,132)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/22	76,000		(6,622)		(3,788)	(2,606)
Astaldi SpA	(5.00)%	Quarterly	BZWS	6/20/18	85,000	EUR	(875)		(170)	(705)
Caterpillar Financial Services
Corp.	(1.00)%	Quarterly	JPHQ	6/20/21	618,000		(15,500)		1,991	(17,491)
Ford Motor Co	(5.00)%	Quarterly	GSCO	12/20/21	182,000		(32,175)		(26,471)	(5,704)
Ford Motor Co	(5.00)%	Quarterly	GSCO	12/20/21	189,000		(33,412)		(26,011)	(7,401)
Ford Motor Credit Company LLC	(5.00)%	Quarterly	GSCO	12/20/21	189,000		(33,448)		(26,607)	(6,841)
Frontier Communications
Corporation	(5.00)%	Quarterly	JPHQ	6/20/22	28,000		5,015		4,733	282
Frontier Communications
Corporation	(5.00)%	Quarterly	GSCO	6/20/22	28,000		5,015		4,796	219
Frontier Communications
Corporation	(5.00)%	Quarterly	JPHQ	6/20/22	28,000		5,015		5,056	(41)
Frontier Communications
Corporation	(5.00)%	Quarterly	BZWS	6/20/22	141,000		25,253		18,685	6,568
Galapagos Holding SA	(5.00)%	Quarterly	BZWS	6/20/18	71,000	EUR	(740)		(1,235)	495
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/21	20,022,000	JPY	(5,616)		(3,317)	(2,299)
Itochu Corp.	(1.00)%	Quarterly	JPHQ	12/20/21	1,921,000	JPY	(573)		(459)	(114)
JFE Holdings Corp	(1.00)%	Quarterly	JPHQ	12/20/21	9,728,000	JPY	(2,996)		(1,749)	(1,247)
Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/21	14,626,000	JPY	(3,436)		(1,040)	(2,396)
Macy's Retail Holdings Inc.	(1.00)%	Quarterly	JPHQ	12/20/21	86,000		3,634		5,086	(1,452)
Macy's Retail Holdings Inc.	(1.00)%	Quarterly	JPHQ	12/20/21	172,000		7,267		10,847	(3,580)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/21	62,079,000	JPY	(16,045)		2,917	(18,962)
Mitsui OSK Lines Ltd.	(1.00)%	Quarterly	JPHQ	12/20/21	13,708,000	JPY	(1,699)		1,007	(2,706)
Pitney Bowes Inc.	(1.00)%	Quarterly	JPHQ	12/20/21	257,500		4,193		10,874	(6,681)
Pizzzaexpress Financing 1 PLC	(5.00)%	Quarterly	JPHQ	6/20/21	543,000	EUR	69,690		(21,368)	91,058
Rallye SA	(5.00)%	Quarterly	BZWS	6/20/19	71,000	EUR	(5,778)		4,711	(10,489)
Rallye SA	(5.00)%	Quarterly	JPHQ	6/20/19	175,000	EUR	(14,242)		12,374	(26,616)
Rallye SA	(5.00)%	Quarterly	GSCO	12/20/19	10,000	EUR	(805)		546	(1,351)
Rallye SA	(5.00)%	Quarterly	GSCO	12/20/21	27,000	EUR	(737)		1,146	(1,883)
Sharp Corporation	(1.00)%	Quarterly	JPHQ	12/20/18	4,914,000	JPY	(97)		494	(591)
Staples, Inc.	(1.00)%	Quarterly	GSCO	6/20/22	65,000		8,380		8,657	(277)
Staples, Inc.	(1.00)%	Quarterly	GSCO	6/20/22	66,000		8,509		8,817	(308)
Staples, Inc.	(1.00)%	Quarterly	JPHQ	6/20/22	65,000		8,380		8,914	(534)
Staples, Inc.	(1.00)%	Quarterly	MSCO	6/20/22	128,000		16,503		17,188	(685)
Supervalu Inc	(5.00)%	Quarterly	JPHQ	6/20/22	99,000		2,960		2,216	744
Supervalu Inc	(5.00)%	Quarterly	BZWS	6/20/22	99,000		2,960		5,189	(2,229)
The Hertz Corporation	(5.00)%	Quarterly	MSCO	6/20/22	22,000		2,637		4,142	(1,505)

77 |									franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Periodic
	Payment					Unamortized
	Rate							Upfront	Unrealized
	Received	Payment	Counter- Maturity		Notional			Payments Appreciation
Description	(Paid)	Frequency	party Date		Amount[a]	Value		(Receipts) (Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
The Hertz Corporation	(5.00)%	Quarterly	GSCO	6/20/22	42,000	$5,035		$5,944	$(909)
The Hertz Corporation	(5.00)%	Quarterly	BZWS	6/20/22	102,000	12,227		14,444	(2,217)
Transocean Inc.	(5.00)%	Quarterly	BZWS	6/20/22	2,000	1		75	(74)
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/22	43,000	348		2,025	(1,677)
Windstream Services LLC	(5.00)%	Quarterly	BZWS	6/20/22	33,000	8,441		5,765	2,676
Windstream Services LLC	(5.00)%	Quarterly	BZWS	6/20/22	19,000	4,860		5,860	(1,000)
Windstream Services LLC	(5.00)%	Quarterly	MSCO	6/20/22	50,000	12,790		9,618	3,172
Contracts to Sell Protection[c,d]
Single Name
Toshiba Corporation	1.00%	Quarterly	GSCO 6/20/22 25,250,000 JPY			(18,123)		(17,703)	(420	) CCC-
Total OTC Swap Contracts						$1,859		$32,398	$(30,539)
Total Credit Default Swap Contracts						$(86,027	) $	110,152	$(196,179)

aIn U.S dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor's (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

 dThe fund enters contracts to sell protection to create a long credit position.

At August 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts

						Value/
						Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency	Counterparty	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Fixed 10.42%	Quarterly	BOFA	9/20/22	702,632	TRY
Pay Floating 3 Month USD-LIBOR				200,180	USD	$(879)
Receive Fixed 10.42%	Quarterly	DBAB	9/20/22	496,253	TRY
Pay Floating 3 Month USD-LIBOR				141,463	USD	(621)
Receive Fixed 10.42%	Quarterly	DBAB	9/20/22	700,693	TRY
Pay Floating 3 Month USD-LIBOR				199,741	USD	(877)
Total Cross-Currency Swap Contracts.						$(2,377)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 6.66%
Pay Floating rate 3 Month ZAR-JIBAR-SAFEX	Quarterly	6/21/19	965,000	ZAR	$(13)
Receive Fixed rate 10.04%
Pay Floating rate BRL-BRLCDI	Annually	1/04/21	1,802,003	BRL	12,947
Receive Fixed rate 3.78%
Pay Floating rate HUF-BURBOR	Annually	7/26/27	63,526,465	HUF	2,581
Receive Fixed rate 3.87%
Pay Floating rate HUF-BURBOR	Semi-Annually	7/12/27	44,158,457	HUF	2,565
Receive Fixed rate 6.82%
Pay Floating rate 1 Month MXN TIIE	Monthly	7/15/22	4,987,569	MXN	(958)
Receive Fixed rate 7.08%
Pay Floating rate 3 Month ZAR-JIBAR-SAFEX	Quarterly	6/21/19	8,141,032	ZAR	4,215
Receive Fixed rate 7.28%
Pay Floating rate 1 Month MXN TIIE	Monthly	5/26/27	3,073,007	MXN	1,777
Receive Fixed rate 7.30%
Pay Floating rate 1 Month MXN TIIE	Monthly	5/26/27	3,072,486	MXN	2,112
Receive Fixed rate 9.17%
Pay Floating rate BRL- BRLCDI	Annually	1/04/21	692,588	BRL	644
Receive Fixed rate 9.38%
Pay Floating rate BRL- BRLCDI	Annually	1/04/21	1,719,770	BRL	4,354
Receive Fixed rate 9.94%
Pay Floating rate BRL- BRLCDI	Annually	1/04/21	1,802,071	BRL	12,152
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	108,000	GBP	(4,901)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	Semi-Annually	2/28/67	21,000	GBP	360
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	Semi-Annually	12/03/46	82,713	GBP	(4,270)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	Semi-Annually	11/29/46	112,459	GBP	(4,420)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	Semi-Annually	1/05/67	100,000	GBP	(2,159)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	Semi-Annually	1/07/47	156,995	GBP	(566)

Total Interest Rate Swap Contracts					$26,420

79 |					franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.
Total Return Swap Contracts
Value/Unrealized
				Payment Counter-		Maturity	Notional			Appreciation
Underlying Instrument		Financing Rate		Frequency	party	Date	Value*			(Depreciation)
OTC Swap Contracts
Equity Contracts - Long[a]
JBS SA		1-Day BRLCDI + 0.75%		Quarterly	GSCO	8/02/18	325,081	BRL $		25,714
Equity Contracts - Short[b]
NRG Yield Inc., A		1-Month LIBOR – 0.40%		Quarterly	GSCO	7/25/18	14,703			(383)
Fixed Income Contracts - Short[b]
IBoxx USD Liquid High Yield Index			1-Month LIBOR	Quarterly	JPHQ	9/20/17	200,000			(1,056)
IBoxx USD Liquid High Yield Index			1-Month LIBOR	Quarterly	JPHQ	9/20/17	300,000			(4,785)
IBoxx USD Liquid High Yield Index			1-Month LIBOR	Quarterly	JPHQ	9/20/17	2,308,000			(16,837)
IBoxx USD Liquid High Yield Index			1-Month LIBOR	Quarterly	JPHQ	9/20/17	400,000			(2,112)
(24,790)
Total Total Return Swap Contracts										$541
*In U.S. dollars unless otherwise indicated.
[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
[b]The Fund receives the variable financing rate and pays the total return on the underlying instrument.
Abbreviations
Counterparty		Currency		Selected Portfolio			Index
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ARM	Adjustable Rate		CDX.NA.HY CDX North America
					Mortgage					High Yield
BZWS	Barclays Bank PLC	BRL	Brazilian Real	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, A.G.	CZK	Czech Koruna	BURBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
JPHQ	JP Morgan Chase Bank, N.A.	EUR	Euro	CMT	Constant Maturity Treasury Index
MSCO	Morgan Stanley & Co., LLC	GBP	British Pound	ETF	Exchange Traded Fund
		HUF	Hungarian Forint	FHLMC	Federal Home Loan
Mortgage Corp.
		INR	Indian Rupee	FNMA	Federal National
Mortgage Association
		JPY	Japanese Yen	FRN	Floating Rate Note
		MXN	Mexican Peso	JIBAR	Johannesburg Interbank Agreed Rate
		RUB	Russian Ruble	LIBOR	London InterBank Offered Rate
		SAR	Saudi Riyal	MSCI	Morgan Stanley Capital International
		TRY	Turkish Lira	MTN	Medium Term Note
		USD	United States Dollar	PIK	Payment In-Kind
		ZAR	South African Rand	REIT	Real Estate Investment Trust
				SAFEX	South African Futures Exchange
				SPDR	S&P Depositary Receipt
				TIIE	Interbank Equilibrium
Interest Rate

franklintempleton.com									|	80

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund are included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange trades notes and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

franklintempleton.com 81

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors

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between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. UNFUNDED LOAN COMMITMENTS

The Franklin K2 Alternative Strategies Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At August 31, 2017, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
The AES Corp., Term Loan B, 3.317%, 5/24/22	$52,828
Club Corp., Term Loan B, 5.97%, 8/16/24	85,000
Duravant LLC, Term Loan, 6.50%, 7/19/24	2,028
First Data Club Corp., Term Loan B, 3.466%, 7/8/22	36,496
HD Supply Inc., Term Loan B, 4.046, 10/17/23	143,913
NeuStar Inc., Term Loan B, 3.75%, 8/08/24	110,000
Surgery Partners LLC, Term Loan B, 3.25%, 6/20/24	200,000
Team Health Inc., Term Loan B, 3.989%, 2/06/24	60,000
Uber Technologies Inc., Term Loan, 5.227, 7/13/23	40,000
United Site Services, Term Loan B, 3.75%, 8/25/24	15,000
Unity Media, Term Loan B, 3.49%, 9/08/25	301,134
Zayo Group LLC, Term Loan B2, 3.478, 1/19/24	57,065
$1,103,464

5. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At August 31, 2017, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2 Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At August 31, 2017, the Funds’ investments in the K2 Subsidiaries were as follows:

     Fund Name  Subsidiary Namea  Consolidated Net Assets  Subsidiary Net Assets % of  Consolidated Net Assets

Franklin K2 Alternative Strategies Fund K2 Holdings Investment Corp. $ 1,041,438,370 $ 18,798,918 1.8%

Franklin K2 Global Macro Opportunities Fund K2 GMOF Holdings Corp. $ 23,224,908 $ 5,668,444 24.4%

a The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

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6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities: [a]
Common Stocks and Other Equity Interests	$383,033,983	$391,304	$1,983,029	$385,408,316
Exchange Traded Funds	370,484	—	—	370,484
Convertible Preferred Stocks	1,386,932	7,499,692	—	8,886,624
Preferred Stocks	247,783	1,124,275	3,267,515	4,639,573
Convertible Bonds	—	130,798,502	—	130,798,502
Convertible Bonds in Reorganization	—	8,670	331,609	340,279
Corporate Bonds and Notes	—	151,492,961	—	151,492,961
Corporate Bonds and Notes in Reorganization	—	4,516,549	—	4,516,549
Senior Floating Rate Interests	—	8,530,609	—	8,530,609
Foreign Government and Agency Securities	—	33,008,588	—	33,008,588
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	19,206,004	—	19,206,004
Options Purchased	1,811,871	102,158	—	1,914,029
Short Term Investments	158,280,259	24,214,865	—	182,495,124
Total Investments in Securities	$545,131,312	$380,894,177	$5,582,153	$931,607,642
Other Financial Instruments:
Futures Contracts	$2,701,105	$—	$—	$2,701,105
Forward Exchange Contracts	—	4,735,085	—	4,735,085
Swap Contracts	—	13,123,472	—	13,123,472
Unfunded Loan Commitments	—	596	—	596
Total Other Financial Instruments	$2,701,105	$17,859,153	$—	$20,560,258

Liabilities:
Other Financial Instruments:
Options Written	$293,832	$—	$—	$293,832
Securities Sold Short	205,864,192	20,182,878	—	226,047,070
Futures Contracts	3,968,016	—	—	3,968,016
Forward Exchange Contracts	—	6,124,503	—	6,124,503
Swap Contracts	—	5,727,248	—	5,727,248
Total Other Financial Instruments	$210,126,040	$32,034,629	$—	$242,160,669

	Level 1	Level 2	Level 3	Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$1,490,342	$—	$1,490,342
Foreign Government and Agency Securities	—	2,462,069	—	2,462,069
Short Term Investments	16,520,866	930,468	—	17,451,334
Total Investments in Securities	$16,520,866	$4,882,879	$—	$21,403,745
Other Financial Instruments:
Futures Contracts	$613,028	$—	$—	$613,028
Forward Exchange Contracts	—	672,137	—	672,137
Swap Contracts	—	39,002	—	39,002
Total Other Financial Instruments	$613,028	$711,139	$—	$1,324,167

Liabilities:
Other Financial Instruments:
Futures Contracts	$373,397	$—	$—	$373,397
Forward Exchange Contracts	—	603,548	—	603,548
Swap Contracts	—	54,495	—	54,495
Total Other Financial Instruments	$373,397	$658,043	$—	$1,031,440

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	Level 1	Level 2	Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$1,061,868	$—	$186,736	$1,248,604
Convertible Preferred Stocks	198,443	—	—	198,443
Preferred Stocks	46,609	—	298,900	345,509
Convertible Bonds	—	969,476	—	969,476
Corporate Bonds and Notes	—	28,947,519	—	28,947,519
Foreign Government and Agency Securities	—	4,952,454	—	4,952,454
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	24,944,821	278,511	25,223,332
Options Purchased	74,326	1,272	—	75,598
U.S. Government and Agency Securities	—	1,187,580	—	1,187,580
Short Term Investments	15,407,080	2,189,516	—	17,596,596
Total Investments in Securities	$16,788,326	$63,192,638	$764,147	$80,745,111
Other Financial Instruments:
Forward Exchange Contracts	$—	$235,635	$—	$235,635
Swap Contracts	—	214,876	—	214,876
Total Other Financial Instruments	$—	$450,511	$—	$450,511

Liabilities:
Other Financial Instruments:
Options Written	$35,489	$—	$—	$35,489
Securities Sold Short	269,900	8,164,669	—	8,434,569
Futures Contracts	24,618	—	—	24,618
Forward Exchange Contracts	—	345,729	—	345,729
Swap Contracts	—	386,471	—	386,471
Total Other Financial Instruments	$330,007	$8,896,869	$—	$9,226,876

a For detailed categories, see the accompanying Consolidated Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

franklintempleton.com 85

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

By _/s/Robert G. Kubilis_

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 26, 2017